ANNUAL REPORT                       TAX-FREE INCOME FUNDS

                                    LIMITED TERM TAX-FREE FUND
JUNE 1, 1999 -- JUNE 30, 1999       TAX-FREE INCOME FUND
                                    COLORADO TAX-FREE FUND
INSTITUTIONAL AND                   MINNESOTA INTERMEDIATE TAX-FREE FUND
RETAIL FUNDS                        MINNESOTA TAX-FREE FUND


[LOGO]




NOT FDIC INSURED. - NO BANK GUARANTEE. - MAY LOSE VALUE.

 TABLE OF CONTENTS                                                 JUNE 30, 1999

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
A MESSAGE TO OUR SHAREHOLDERS.............................................    1

INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA..........................    2
        Limited Term Tax-Free Fund........................................    2
        Tax-Free Income Fund..............................................    3
        Colorado Tax-Free Fund............................................    4
        Minnesota Intermediate Tax-Free Fund..............................    5
        Minnesota Tax-Free Fund...........................................    6

INDEPENDENT AUDITORS' REPORT..............................................    7

FINANCIAL STATEMENTS
        Statements of Assets and Liabilities..............................    8
        Statements of Operations..........................................   10
        Statements of Changes in Net Assets...............................   12
        Financial Highlights..............................................   16
        Notes to Financial Highlights.....................................   20
        Notes to Financial Statements.....................................   21
        Supplementary Information (Unaudited).............................   23
        Schedules of Investments..........................................   24
                Limited Term Tax-Free Fund................................   24
                Tax-Free Income Fund......................................   27
                Colorado Tax-Free Fund....................................   31
                Minnesota Intermediate Tax-Free Fund......................   33
                Minnesota Tax-Free Fund...................................   40
                Notes to Schedules of Investments.........................   43

                                                                 [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                      August 16, 1999
           Dear Valued Shareholder:
               We are pleased to present the 1999 Annual Report for Norwest Advantage Tax-Free Funds for the one month period ended June 30, 1999. This report includes our five tax-free funds.
               This special report reflects a change in the Funds' fiscal year-end from May 31 to June 30. We have made this change to improve our reporting process. This change will not impact the performance or objective of your investment. Because of the new year-end, this report is the second annual report we have sent you over the last two months. Our discussions will focus on the most recent period, but we may also comment on longer-term performance.
               Recent events in the U.S. economy may signal a turning point for domestic and international markets. Concerned that strong domestic growth and low unemployment could spark higher inflation, the Federal Reserve Board ("the Fed") raised its target for the federal funds rate 0.25% to 5% in June. Fear of such a rate increase threw the Dow Jones Industrial Average (DJIA) into a spin during May. However, when the Fed raised rates and announced it would return to a neutral position in terms of the future direction of interest rates, the news was well received on Wall Street, and the stock and bond markets responded positively at the end of the period.
               Overall, a period of relative calm returned to global markets due to Asia's improving economic condition. After a brief scare late last summer, U.S. financial markets shook off any threats to domestic prosperity, with the DJIA climbing 3,000 points from October through April to peak at a record high of 11,000. Thanks to the combination of low unemployment, low inflation and strong consumer spending, the nation's "Goldilocks" economy seemed just right--at least through most of the period.
               Although higher interest rates typically help cool the nation's strong economic growth, economies from Asia to Latin America are concerned about the prospect of a tightening U.S. monetary policy. Higher interest rates translate into higher bond yields, raising the debt service burden throughout emerging markets. So while the health of the world's economies remains questionable, signs of optimism are emerging.
               Whatever the market conditions, we recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. We appreciate your business and strive to deliver personalized service along with an array of investment options to help you achieve your financial goals. If you have any questions or need information, please contact us at 1-(800) 338-1348 or
           (612) 667-8833, option 2.
               Again, thank you for choosing Norwest Advantage Funds.
                                       Sincerely,
                                       /s/ John Y. Keffer
                                       ------------------------------
                                       John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                  JUNE 30, 1999

--------------------------------------------------------------------------------
 LIMITED TERM TAX-FREE FUND

During the one month period ended June 30, 1999, the Fund underperformed its benchmark, the Lipper Short Intermediate Municipal Debt Average, with returns of -1.08% and -0.86%, respectively. Performance was affected by a strategy that emphasizes yield in a one month period when yield was most of the return story. Issue selection also played a role -- finding value in the marketplace.

Interest rates fell through the first five months of the fiscal year that ended May 31, 1999, to all time low levels. Rates spiked higher in October 1998, and have ratcheted gradually higher since with the sharpest rise occurring in June 1999. Municipals traded very cheap relative to taxable fixed income securities during the early part of the fiscal year, but as interest rates moved higher, municipals outperformed. Therefore, municipal funds declined less in value as rates rose, than did taxable fixed income funds during that period. In an environment where rates fluctuate in a fairly narrow range with an upward trend, such as we have seen, a style that emphasizes yield outperforms other strategies. The strategy for this Fund emphasizes high dividend yields with relatively low market volatility.

We expect the Federal Reserve Board (the "Fed") will remain vigilant against inflation. We believe the Fed's interest rate increase on June 30, 1999, helped ease inflation worries. We believe the Fed will continue to guide interest rates higher if the level of growth creates the need. Later in the year, interest rates may decline again from their current levels and the expected low inflation environment will make municipals very attractive relative to other investment alternatives. Over the past several months, municipals significantly outperformed taxable bonds, but they remain attractive by historical norms. We believe that the current portfolio position, with its balance between issues that add yield and issues that give market performance, has been successful and should continue to be. The Fund has a duration of about four years and we plan to maintain that level.

The portfolio emphasizes issues with structures that provide above market yields and low market volatility such as those with active sinking funds or high coupons with short call features. We also use pre-refunded bonds that seek to provide liquidity and market price performance.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH JUNE 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   LIMITED TERM TAX-FREE FUND ("FUND") VS. LEHMAN 3-YEAR MUNICIPAL BOND INDEX ("LEHMAN INDEX") AND LIPPER SHORT INTERMEDIATE MUNICIPAL DEBT AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                AVERAGE ANNUAL TOTAL RETURN
                                    AS OF JUNE 30, 1999
                           -------------------------------------
                                          LEHMAN       LIPPER
                            I SHARES       INDEX      AVERAGE+
                           -----------  -----------  -----------
ONE YEAR                         2.47%        3.66%        2.50%
SINCE INCEPTION                  6.01%        4.75%        4.06%
INCEPTION DATE                10/1/96      9/30/96      9/30/96
VALUE JUNE 30, 1999           $11,739      $11,361      $11,156

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
LTD TERM TAX-FREE   I SHARES    LEHMAN INDEX   LIPPER AVERAGE

9/30/96             10,000.00       10,000.00        10,000.00
10/31/96            10,387.13       10,070.00        10,082.00
11/30/96            10,536.75       10,163.65        10,183.83
12/31/96            10,515.16       10,168.73        10,178.74
1/31/97             10,555.29       10,213.48        10,206.22
2/28/97             10,621.13       10,263.52        10,262.35
3/31/97             10,566.35       10,210.15        10,183.33
4/30/97             10,616.43       10,254.05        10,217.96
5/31/97             10,698.75       10,337.11        10,303.79
6/30/97             10,780.22       10,398.10        10,372.82
7/31/97             10,977.16       10,521.84        10,507.67
8/31/97             10,904.88       10,500.80        10,471.94
9/30/97             10,997.71       10,576.40        10,544.20
10/31/97            11,070.76       10,622.94        10,584.27
11/30/97            11,100.81       10,653.74        10,613.90
12/31/97            11,206.59       10,726.19        10,692.45
1/31/98             11,280.83       10,781.97        10,759.81
2/28/98             11,287.44       10,819.70        10,772.72
3/31/98             11,329.74       10,837.01        10,784.57
4/30/98             11,285.14       10,821.84        10,752.22
5/31/98             11,413.81       10,922.48        10,853.29
6/30/98             11,455.49       10,959.62        10,883.68
7/31/98             11,487.98       10,999.08        10,911.97
8/31/98             11,618.53       11,105.77        11,021.09
9/30/98             11,715.06       11,176.84        11,101.55
10/31/98            11,735.98       11,230.49        11,127.08
11/30/98            11,755.83       11,257.45        11,148.22
12/31/98            11,798.86       11,284.42        11,180.55
1/31/99             11,896.50       11,387.10        11,274.47
2/28/99             11,878.72       11,399.63        11,251.92
3/31/99             11,875.36       11,409.89        11,257.55
4/30/99             11,904.08       11,445.26        11,282.31
5/31/99             11,866.75       11,429.24        11,252.98
6/30/99             11,738.59       11,360.66        11,156.20

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      JUNE 30, 1999

--------------------------------------------------------------------------------
 TAX-FREE INCOME FUND

During the one month period ended June 30, 1999, the Fund outperformed its benchmark, the Lipper General Municipal Debt Average, with a return of -1.69% compared to -1.74%.

Changes in interest rates are typically the single most important economic factor that influences the total return of the Fund. Interest rates fell during the first five months of the fiscal year that ended May 31, 1999, as the Federal Reserve Board (the "Fed") lowered interest rates in response to various international economic problems. As economic conditions overseas stabilized later in the fiscal year, interest rates slowly increased. Rates reached their peak in June of 1999 just prior to a much-anticipated 0.25% interest rate hike by the Fed. The move was already reflected in market yields, and thus had a muted effect on the market when announced. Despite all the activity from the Fed, the net change in long-term interest rates on municipal bonds for the fiscal year was a modest increase of 0.19%. It is our view that inflation is not an imminent problem in the U.S., and the Fed's action was cautionary and pre-emptive in nature.

The Fund's investment objective is to produce a current income exempt from federal income taxes. Given our outlook for interest rates, we will make changes to the portfolio to maintain the desired level of market exposure. Our current plan is to keep the portfolio positioned for an eventual decline in interest rates. We don't expect much additional increase. We make adjustments to the portfolio seeking to maximize the return while maintaining a prudent level of risk.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH JUNE 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   TAX-FREE INCOME FUND ("FUND") VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX
                                ("LEHMAN INDEX")
          AND LIPPER GENERAL MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                          AVERAGE ANNUAL TOTAL RETURN
                                              AS OF JUNE 30, 1999
                           ----------------------------------------------------------
                                                                 LEHMAN      LIPPER
                            A SHARES   B SHARES*   I SHARES**    INDEX      AVERAGE+
                           ----------  ----------  ----------  ----------  ----------
ONE YEAR                       (2.73%)     (2.78%)      1.86%       2.29%       1.13%
FIVE YEAR                       6.01%       6.03%       6.99%       7.11%       6.09%
SINCE INCEPTION                 6.00%       5.72%       6.50%       7.69%       6.64%
INCEPTION DATE                8/1/89      8/1/89      8/1/89     7/31/89     7/31/89
VALUE JUNE 30, 1999          $17,825     $17,364     $18,665     $20,846     $18,919

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
6/30/99 TAX-FREE ANNUAL

Tax-Free Income           A Shares   B Shares   I Shares    Lehman Index   Lipper Average
7/31/89                   9,550.00  10,000.00  10,000.00       10,000.00        10,000.00
8/31/89                   9,446.27   9,885.18   9,891.38        9,941.00         9,897.00
9/30/89                   9,404.06   9,834.88   9,847.18        9,894.28         9,867.31
10/31/89                  9,546.88   9,977.95   9,996.74       10,007.07         9,985.72
11/30/89                  9,708.35  10,140.53  10,165.82       10,174.19        10,143.49
12/31/89                  9,755.42  10,183.19  10,215.09       10,278.98        10,212.47
1/31/90                   9,705.38  10,124.43  10,162.70       10,248.15        10,104.21
2/28/90                   9,777.57  10,193.88  10,238.29       10,319.88        10,204.25
3/31/90                   9,786.22  10,196.36  10,247.35       10,303.37        10,201.19
4/30/90                   9,673.55  10,072.65  10,129.37       10,372.41        10,068.57
5/31/90                   9,894.06  10,295.81  10,360.28       10,597.49        10,332.37
6/30/90                   9,992.26  10,391.61  10,463.10       10,697.10        10,431.56
7/31/90                  10,142.87  10,541.58  10,620.81       10,845.79        10,604.72
8/31/90                   9,966.96  10,352.00  10,436.61       10,689.61        10,377.78
9/30/90                  10,024.00  10,404.83  10,496.34       10,691.75        10,392.31
10/31/90                 10,156.68  10,535.88  10,635.27       10,926.97        10,543.00
11/30/90                 10,319.48  10,698.23  10,805.74       11,149.88        10,791.81
12/31/90                 10,329.10  10,701.35  10,815.81       11,176.64        10,838.22
1/31/91                  10,475.31  10,845.96  10,968.91       11,361.05        10,971.53
2/28/91                  10,616.82  10,986.21  11,117.09       11,458.76        11,035.16
3/31/91                  10,565.22  10,925.77  11,063.06       11,453.03        11,058.34
4/30/91                  10,692.47  11,050.59  11,196.31       11,611.08        11,220.89
5/31/91                  10,800.75  11,155.41  11,309.68       11,698.16        11,323.00
6/30/91                  10,776.35  11,123.29  11,284.13       11,684.13        11,290.17
7/31/91                  10,885.85  11,229.19  11,398.80       11,806.81        11,455.00
8/31/91                  10,985.03  11,324.31  11,502.65       11,966.20        11,601.63
9/30/91                  11,093.99  11,429.60  11,616.74       12,149.28        11,750.13
10/31/91                 11,151.38  11,481.41  11,676.84       12,247.69        11,857.05
11/30/91                 11,161.57  11,484.78  11,687.50       12,268.52        11,872.47
12/31/91                 11,301.00  11,620.89  11,833.51       12,529.83        12,150.28
1/31/92                  11,349.63  11,663.44  11,884.43       12,556.15        12,145.42
2/29/92                  11,397.61  11,705.76  11,934.67       12,537.31        12,164.86
3/31/92                  11,426.92  11,728.37  11,965.36       12,518.51        12,172.16
4/30/92                  11,525.72  11,822.51  12,068.82       12,637.43        12,282.92
5/31/92                  11,627.66  11,919.49  12,175.56       12,785.29        12,454.88
6/30/92                  11,762.53  12,050.36  12,316.79       13,006.48        12,681.56
7/31/92                  11,963.21  12,248.23  12,526.92       13,433.09        13,131.76
8/31/92                  11,919.79  12,195.93  12,481.45       13,274.58        12,922.96
9/30/92                  11,996.77  12,267.14  12,562.06       13,384.76        12,973.36
10/31/92                 11,816.84  12,075.29  12,373.65       13,248.23        12,738.54
11/30/92                 11,988.38  12,243.10  12,553.28       13,490.68        13,065.92
12/31/92                 12,129.52  12,379.37  12,701.07       13,647.17        13,226.64
1/31/93                  12,203.61  12,447.06  12,778.65       13,876.44        13,374.77
2/28/93                  12,474.43  12,716.09  13,062.23       14,384.32        13,899.06
3/31/93                  12,391.72  12,623.63  12,975.62       14,174.31        13,737.84
4/30/93                  12,494.63  12,720.64  13,083.38       14,308.96        13,888.95
5/31/93                  12,542.20  12,760.93  13,133.19       14,359.04        13,969.51
6/30/93                  12,754.93  12,969.47  13,355.95       14,641.92        14,209.78
7/31/93                  12,771.42  12,977.93  13,373.22       14,678.52        14,209.78
8/31/93                  13,033.40  13,267.86  13,660.79       14,982.37        14,523.82
9/30/93                  13,143.44  13,371.59  13,762.81       15,166.65        14,695.20
10/31/93                 13,166.43  13,386.71  13,786.96       15,190.92        14,721.65
11/30/93                 12,979.64  13,201.40  13,604.80       15,066.35        14,570.02
12/31/93                 13,279.67  13,484.40  13,919.04       15,387.26        14,861.42
1/31/94                  13,469.08  13,668.50  14,103.83       15,576.53        15,027.87
2/28/94                  13,082.90  13,268.05  13,699.50       15,149.73        14,637.14
3/31/94                  12,549.94  12,718.02  13,141.46       14,567.98        13,987.25
4/30/94                  12,672.63  12,834.74  13,269.96       14,751.54        14,039.01
5/31/94                  12,760.14  12,915.45  13,361.63       14,845.95        14,165.36
6/30/94                  12,714.62  12,861.14  13,313.99       14,782.11        14,073.28
7/31/94                  12,897.36  13,037.78  13,505.35       15,030.45        14,320.97
8/31/94                  12,946.84  13,079.43  13,557.18       15,089.07        14,355.34
9/30/94                  12,770.82  12,906.40  13,387.01       14,885.37        14,119.91
10/31/94                 12,600.18  12,712.73  13,194.14       14,668.04        13,848.81
11/30/94                 12,360.69  12,463.41  12,957.65       14,390.81        13,552.45
12/31/94                 12,633.77  12,730.15  13,243.52       14,649.85        13,885.84
1/31/95                  12,969.93  13,061.06  13,581.06       15,029.28        14,298.25
2/28/95                  13,290.50  13,376.09  13,931.22       15,454.61        14,717.19
3/31/95                  13,373.34  13,450.24  14,017.95       15,663.25        14,851.11
4/30/95                  13,404.76  13,474.03  14,036.24       15,682.04        14,852.60
5/31/95                  13,835.16  13,897.96  14,486.95       16,179.16        15,314.51
6/30/95                  13,705.54  13,758.56  14,351.27       16,078.85        15,146.05
7/31/95                  13,823.33  13,868.47  14,474.63       16,315.21        15,242.99
8/31/95                  13,973.29  14,010.10  14,646.58       16,537.10        15,410.66
9/30/95                  14,052.81  14,080.79  14,729.90       16,642.93        15,501.58
10/31/95                 14,245.76  14,265.26  14,931.97       16,834.33        15,740.31
11/30/95                 14,580.34  14,591.39  15,267.25       17,059.91        16,045.67
12/31/95                 14,764.92  14,766.48  15,460.58       17,163.97        16,226.99
1/31/96                  14,890.15  14,882.62  15,606.98       17,337.33        16,304.88
2/29/96                  14,780.73  14,764.34  15,477.15       17,122.35        16,182.59
3/31/96                  14,587.68  14,562.17  15,275.03       17,062.42        15,925.29
4/30/96                  14,552.62  14,518.14  15,253.80       17,014.64        15,850.44
5/31/96                  14,566.90  14,522.54  15,253.27       17,176.28        15,858.36
6/30/96                  14,688.93  14,635.84  15,396.69       17,341.18        16,007.43
7/31/96                  14,878.19  14,815.06  15,594.86       17,507.65        16,146.70
8/31/96                  14,846.53  14,773.39  15,545.96       17,507.65        16,138.62
9/30/96                  15,044.66  14,962.01  15,769.28       17,687.98        16,369.41
10/31/96                 15,250.90  15,157.52  15,985.27       17,910.85        16,544.56
11/30/96                 15,502.87  15,398.21  16,233.18       18,272.65        16,832.43
12/31/96                 15,464.88  15,350.78  16,193.47       18,190.42        16,760.05
1/31/97                  15,491.34  15,367.03  16,237.36       18,261.36        16,760.05
2/28/97                  15,631.86  15,497.46  16,368.35       18,433.02        16,905.87
3/31/97                  15,402.97  15,261.37  16,128.70       18,186.02        16,686.09
4/30/97                  15,566.89  15,414.30  16,300.40       18,320.59        16,826.25
5/31/97                  15,795.59  15,630.89  16,556.32       18,580.75        17,066.87
6/30/97                  15,958.26  15,782.10  16,726.71       18,785.13        17,259.72
7/31/97                  16,454.72  16,262.87  17,246.61       19,313.00        17,780.97
8/31/97                  16,255.40  16,055.54  17,021.32       19,125.66        17,574.71
9/30/97                  16,467.54  16,255.12  17,260.19       19,368.56        17,792.63
10/31/97                 16,586.95  16,362.62  17,368.52       19,471.21        17,904.73
11/30/97                 16,721.08  16,484.69  17,525.84       19,560.78        18,006.79
12/31/97                 17,051.86  16,800.03  17,855.36       19,869.84        18,293.09
1/31/98                  17,190.02  16,925.37  18,017.03       20,090.39        18,466.88
2/28/98                  17,174.86  16,916.68  18,001.16       20,088.38        18,455.80
3/31/98                  17,199.22  16,929.89  18,026.74       20,074.32        18,461.33
4/30/98                  17,041.09  16,747.88  17,861.27       19,963.91        18,346.87
5/31/98                  17,427.56  17,116.85  18,248.76       20,303.30        18,645.93
6/30/98                  17,498.95  17,176.44  18,323.58       20,378.42        18,707.46
7/31/98                  17,523.23  17,189.33  18,349.12       20,411.03        18,733.65
8/31/98                  17,847.24  17,496.18  18,705.93       20,766.18        19,024.02
9/30/98                  18,119.37  17,752.12  18,991.00       21,075.60        19,250.41
10/31/98                 18,022.70  17,646.22  18,889.96       21,084.03        19,177.26
11/30/98                 18,143.31  17,753.41  18,998.63       21,147.28        19,236.71
12/31/98                 18,149.19  17,747.85  19,022.59       21,212.83        19,269.41
1/31/99                  18,341.16  17,924.02  19,205.83       21,537.39        19,485.23
2/28/99                  18,219.93  17,794.94  19,078.73       21,343.55        19,360.52
3/31/99                  18,208.92  17,772.69  19,085.24       21,332.88        19,362.46
4/30/99                  18,280.65  17,848.57  19,160.57       21,390.48        19,406.99
5/31/99                  18,131.41  17,674.70  18,986.23       21,240.75        19,253.67
6/30/99                  17,824.98  17,363.63  18,665.37       20,845.67        18,918.66

* 8/6/93 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class A Shares, adjusted for Class B Share expenses.

** 8/2/93 was the inception date of Class I Shares of the Fund. Returns prior to that date are for Class A Shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      JUNE 30, 1999

--------------------------------------------------------------------------------
 COLORADO TAX-FREE FUND

During the one month period ended June 30, 1999, the Fund underperformed its benchmark, the Lipper Colorado Municipal Debt Average. The Fund's total return was -1.97% versus -1.69% for the benchmark.

Changes in interest rates are typically the single most important economic factor that influences the total return of the Fund. Interest rates fell during the first five months of the fiscal year that ended May 31, 1999, as the Federal Reserve Board (the "Fed") lowered interest rates in response to various international economic problems. As economic conditions overseas stabilized later in the fiscal year, interest rates slowly increased. Rates reached their peak in June of 1999 just prior to a much-anticipated 0.25% interest rate hike by the Fed. The move was already reflected in market yields, and thus had a muted effect on the market when announced. Despite all the activity from the Fed, the net change in long-term interest rates on municipal bonds for the fiscal year was a modest increase of 0.19%. It is our view that inflation is not an imminent problem in the U.S., and the Fed's action was cautionary and pre-emptive in nature.

The Fund's investment objective is to provide shareholders with a high level of current income exempt from both federal (including the AMT) and Colorado state income taxes consistent with the preservation of capital. Given our outlook for interest rates, we will make changes to the portfolio to maintain the desired level of market exposure. Our current plan is to keep the portfolio positioned for an eventual decline in interest rates. We don't expect much additional increase. We make adjustments to the portfolio seeking to maximize the return while maintaining a prudent level of risk.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH JUNE 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  COLORADO TAX-FREE FUND ("FUND") VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX
                                ("LEHMAN INDEX")
         AND LIPPER COLORADO MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                          AVERAGE ANNUAL TOTAL RETURN
                                              AS OF JUNE 30, 1999
                           ----------------------------------------------------------
                                                                 LEHMAN      LIPPER
                            A SHARES   B SHARES*   I SHARES**    INDEX      AVERAGE+
                           ----------  ----------  ----------  ----------  ----------
ONE YEAR                       (3.22%)     (3.27%)      1.34%       2.29%       1.46%
FIVE YEAR                       5.84%       5.86%       6.82%       7.11%       6.29%
SINCE INCEPTION                 5.00%       5.03%       5.80%       6.32%       5.35%
INCEPTION DATE                6/1/93      6/1/93      6/1/93     5/31/93     5/31/93
VALUE JUNE 30, 1999          $13,452     $13,472     $14,086     $14,517     $13,728

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
6/30/99 TAX-FREE ANNUAL

Colo Tax-Free              A Shares    B Shares    I Shares    Lehman Index   Lipper Average
05/31/93                   9,550.00   10,000.00   10,000.00       10,000.00        10,000.00
06/30/93                   9,685.30   10,132.00   10,141.67       10,197.00        10,156.00
07/31/93                   9,671.33   10,117.82   10,127.05       10,222.49        10,185.45
08/31/93                   9,923.02   10,374.81   10,390.59       10,434.10        10,386.11
09/30/93                  10,061.09   10,532.50   10,535.17       10,562.44        10,513.85
10/31/93                  10,056.28   10,510.39   10,530.14       10,579.34        10,538.04
11/30/93                   9,933.20   10,375.85   10,401.25       10,492.59        10,453.73
12/31/93                  10,175.97   10,621.76   10,655.46       10,716.08        10,650.26
01/31/94                  10,334.98   10,781.09   10,821.97       10,847.89        10,789.78
02/28/94                  10,027.28   10,464.12   10,499.77       10,550.65        10,504.93
03/31/94                   9,617.20   10,029.86   10,080.75       10,145.51        10,061.62
04/30/94                   9,644.56   10,041.90   10,098.96       10,273.34        10,090.80
05/31/94                   9,743.03   10,138.30   10,202.08       10,339.09        10,191.71
06/30/94                   9,671.41   10,057.19   10,127.09       10,294.63        10,116.29
07/31/94                   9,833.26   10,229.17   10,296.56       10,467.58        10,305.47
08/31/94                   9,864.22   10,244.52   10,328.97       10,508.41        10,319.89
09/30/94                   9,713.62   10,081.63   10,171.28       10,366.54        10,158.90
10/31/94                   9,558.41    9,914.27   10,008.74       10,215.19         9,972.99
11/30/94                   9,383.39    9,726.89    9,825.46       10,022.13         9,761.57
12/31/94                   9,572.66    9,916.57   10,023.61       10,202.52         9,993.89
01/31/95                   9,767.11   10,111.92   10,227.22       10,466.77        10,290.71
02/28/95                  10,024.19   10,382.92   10,507.30       10,762.98        10,580.91
03/31/95                  10,112.33   10,467.03   10,599.59       10,908.28        10,654.98
04/30/95                  10,141.82   10,480.63   10,619.48       10,921.37        10,668.83
05/31/95                  10,471.25   10,813.92   10,964.42       11,267.58        10,997.43
06/30/95                  10,391.12   10,724.16   10,880.52       11,197.72        10,891.85
07/31/95                  10,508.26   10,838.91   11,003.19       11,362.32        10,969.18
08/31/95                  10,661.36   10,989.57   11,163.49       11,516.85        11,088.75
09/30/95                  10,720.01   11,043.42   11,224.92       11,590.56        11,151.95
10/31/95                  10,873.61   11,194.71   11,385.77       11,723.85        11,327.04
11/30/95                  11,061.12   11,391.74   11,593.45       11,880.95        11,519.60
12/31/95                  11,199.56   11,515.91   11,727.05       11,953.42        11,652.07
01/31/96                  11,280.45   11,603.43   11,811.77       12,074.15        11,721.99
02/29/96                  11,194.79   11,508.28   11,733.55       11,924.43        11,652.83
03/31/96                  11,057.64   11,359.83   11,589.94       11,882.70        11,487.36
04/30/96                  10,997.53   11,291.67   11,527.01       11,849.43        11,451.75
05/31/96                  11,031.56   11,307.48   11,551.03       11,962.00        11,467.78
06/30/96                  11,168.51   11,452.21   11,694.43       12,076.83        11,567.55
07/31/96                  11,299.79   11,567.88   11,831.90       12,192.77        11,663.56
08/31/96                  11,278.53   11,549.37   11,809.65       12,192.77        11,669.39
09/30/96                  11,462.67   11,719.15   12,002.46       12,318.35        11,811.76
10/31/96                  11,595.78   11,848.06   12,141.85       12,473.57        11,936.96
11/30/96                  11,750.85   11,998.53   12,304.23       12,725.53        12,126.76
12/31/96                  11,746.02   11,986.53   12,299.19       12,668.27        12,094.02
01/31/97                  11,811.45   12,045.26   12,367.71       12,717.67        12,108.53
02/28/97                  11,893.00   12,121.15   12,453.11       12,837.22        12,209.03
03/31/97                  11,732.61   11,950.24   12,285.16       12,665.20        12,067.41
04/30/97                  11,842.08   12,054.21   12,399.80       12,758.92        12,163.95
05/31/97                  12,024.10   12,231.40   12,590.40       12,940.10        12,323.29
06/30/97                  12,145.45   12,347.60   12,717.50       13,082.44        12,478.57
07/31/97                  12,540.94   12,741.49   13,131.66       13,450.06        12,847.93
08/31/97                  12,345.14   12,535.08   12,926.64       13,319.59        12,715.60
09/30/97                  12,516.04   12,713.08   13,118.06       13,488.75        12,865.64
10/31/97                  12,641.50   12,819.87   13,236.91       13,560.24        12,960.85
11/30/97                  12,718.14   12,901.91   13,329.75       13,622.62        13,023.06
12/31/97                  12,954.86   13,132.86   13,564.98       13,837.86        13,228.83
01/31/98                  13,070.77   13,241.86   13,699.06       13,991.46        13,363.76
02/28/98                  13,071.20   13,222.00   13,686.83       13,990.06        13,351.73
03/31/98                  13,076.43   13,219.35   13,692.31       13,980.26        13,357.07
04/30/98                  12,958.02   13,104.35   13,581.19       13,903.37        13,275.59
05/31/98                  13,221.64   13,362.50   13,844.38       14,139.73        13,485.35
06/30/98                  13,274.14   13,394.57   13,899.42       14,192.05        13,531.20
07/31/98                  13,291.78   13,403.95   13,917.92       14,214.75        13,558.26
08/31/98                  13,520.61   13,626.45   14,157.55       14,462.09        13,758.92
09/30/98                  13,723.32   13,822.67   14,369.82       14,677.58        13,922.65
10/31/98                  13,612.27   13,702.42   14,253.57       14,683.45        13,887.85
11/30/98                  13,713.75   13,795.59   14,359.85       14,727.50        13,943.40
12/31/98                  13,750.20   13,823.18   14,398.02       14,773.15        13,964.31
01/31/99                  13,894.40   13,958.65   14,549.03       14,999.18        14,108.15
02/28/99                  13,776.89   13,845.59   14,426.02       14,864.19        14,024.91
03/31/99                  13,768.41   13,815.13   14,417.16       14,856.76        14,023.51
04/30/99                  13,809.69   13,860.72   14,473.87       14,896.87        14,057.16
05/31/99                  13,722.83   13,751.22   14,369.31       14,792.59        13,961.57
06/30/99                  13,452.49   13,472.07   14,086.23       14,517.45        13,728.42

* 8/2/93 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class A Shares, adjusted for Class B Share expenses.

** 8/23/93 was the inception date of Class I Shares of the Fund. Returns prior to that date are for Class A Shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)      JUNE 30, 1999

--------------------------------------------------------------------------------
 MINNESOTA INTERMEDIATE TAX-FREE FUND

During the one month period ended June 30, 1999, the Fund outperformed the Lipper Other States Intermediate Municipal Average peer group average by 0.23% with a return of -1.21% versus -1.44%. Analyzing relative performance on a month-by-month basis shows that the Fund underperformed slightly when rates fell and outperformed more significantly when rates rose. The strategy for this Fund emphasizes income with relatively low market volatility.

Rates fell to all-time low levels through the first five months of the fiscal year that ended May 31, 1999. Rates spiked higher in October 1998 and gradually increased throughout the remainder of the fiscal year with the largest rate increase occurring in June of 1999. Municipals traded very cheap relative to taxable fixed income securities during the early part of the fiscal year, but as interest rates moved higher, municipals outperformed. Therefore, municipal funds declined less in value as rates rose, than did taxable fixed income funds during that period. The Fund's outstanding income return helped the Fund outperform during the environment of low and fairly stable interest rates and helped offset price declines when rates moved up. The two main determinants of relative performance for this Fund are the above market yields in the Fund and the direction of interest rates. Quality spreads have been fairly narrow and there have been fewer trading opportunities, so performance has been determined chiefly by having the right structure and the right interest rate outlook.

Because our interest rate outlook has been for lower interest rates through most of the fiscal year, we have maintained a segment of this portfolio in longer duration, high convexity issues to offset the core segment represented by the high book yield, short duration holdings. The latter portion of the portfolio supports the Fund's above market dividend yield, and the long duration holdings provides price performance when rates fall. We expect the Federal Reserve Board (the "Fed") to remain vigilant against inflation. We believe the Fed's interest rate increase on June 30, 1999, helped ease inflation worries. We believe the Fed will continue to guide interest rates higher if the level of growth creates the need. We expect this Fund's above market yield holdings will continue to contribute to its success. The use of longer duration holdings to enhance price returns has proven successful and we currently will maintain this strategy. However, if our interest rate outlook becomes bearish, we will likely pare back the longer duration portion of the Fund's holdings.

We expect rates to decline from current levels and that the low inflation environment will make municipals very attractive relative to other investment alternatives. Over the past several months, municipals have significantly outperformed taxable bonds, but still remain attractive by historical norms. The Minnesota economy remains very strong and that strong economy is creating many financing needs that may provide attractive investment opportunities for the Fund.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH JUNE 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
MINNESOTA INTERMEDIATE TAX-FREE FUND ("FUND") VS. LEHMAN BROTHERS MUNICIPAL BOND
                                     INDEX
("LEHMAN INDEX") AND LIPPER OTHER STATES INTERMEDIATE MUNICIPAL AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                AVERAGE ANNUAL TOTAL RETURN
                                    AS OF JUNE 30, 1999
                           -------------------------------------

                                          LEHMAN       LIPPER
                            I SHARES*      INDEX      AVERAGE+
                           -----------  -----------  -----------

ONE YEAR                         2.38%        2.77%        1.66%
FIVE YEAR                        5.70%        7.00%        5.15%
TEN YEAR                         6.13%        7.43%        5.98%
VALUE JUNE 30, 1999           $18,120      $20,476      $17,879

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
6/30/99 TAX-FREE ANNUAL

Minn Intm Tax-Free         I Shares    Lehman Index   Lipper Average
06/30/89                  10,000.00       10,000.00        10,000.00
07/31/89                  10,112.00       10,136.00        10,082.00
08/31/89                  10,132.22       10,036.67        10,094.10
09/30/89                  10,053.19       10,006.56        10,099.15
10/31/89                  10,176.85       10,128.64        10,184.99
11/30/89                  10,286.76       10,305.89        10,260.36
12/31/89                  10,387.57       10,390.40        10,315.76
01/31/90                  10,361.60       10,341.56        10,337.43
02/28/90                  10,445.53       10,433.60        10,413.92
03/31/90                  10,448.66       10,436.73        10,423.30
04/30/90                  10,406.87       10,361.59        10,384.73
05/31/90                  10,576.50       10,587.47        10,535.31
06/30/90                  10,657.94       10,680.64        10,608.00
07/31/90                  10,779.44       10,837.65        10,722.57
08/31/90                  10,707.22       10,680.50        10,663.59
09/30/90                  10,732.91       10,686.91        10,699.85
10/31/90                  10,868.15       10,880.34        10,833.60
11/30/90                  11,034.43       11,099.04        10,985.27
12/31/90                  11,081.88       11,147.87        11,031.41
01/31/91                  11,203.78       11,297.25        11,141.72
02/28/91                  11,297.89       11,395.54        11,248.68
03/31/91                  11,306.93       11,400.10        11,264.43
04/30/91                  11,401.91       11,551.72        11,381.58
05/31/91                  11,495.40       11,654.53        11,452.15
06/30/91                  11,496.55       11,642.87        11,440.69
07/31/91                  11,587.37       11,784.92        11,551.67
08/31/91                  11,693.98       11,940.48        11,667.18
09/30/91                  11,792.21       12,095.70        11,785.02
10/31/91                  11,859.42       12,204.57        11,881.66
11/30/91                  11,916.35       12,238.74        11,916.12
12/31/91                  12,055.77       12,501.87        12,146.10
01/31/92                  12,113.64       12,530.63        12,193.47
02/29/92                  12,140.29       12,534.38        12,212.98
03/31/92                  12,143.93       12,539.40        12,195.88
04/30/92                  12,225.29       12,651.00        12,280.03
05/31/92                  12,325.54       12,800.28        12,412.66
06/30/92                  12,454.96       13,015.33        12,574.02
07/31/92                  12,715.27       13,405.79        12,946.21
08/31/92                  12,647.88       13,274.41        12,803.80
09/30/92                  12,723.77       13,360.69        12,871.66
10/31/92                  12,658.87       13,229.76        12,740.37
11/30/92                  12,832.30       13,466.57        12,964.60
12/31/92                  12,934.96       13,603.93        13,077.39
01/31/93                  13,050.08       13,761.73        13,250.02
02/28/93                  13,335.88       14,259.91        13,664.74
03/31/93                  13,217.19       14,108.75        13,480.27
04/30/93                  13,307.06       14,251.25        13,589.46
05/31/93                  13,362.95       14,331.06        13,626.15
06/30/93                  13,525.98       14,570.39        13,827.82
07/31/93                  13,532.74       14,589.33        13,811.22
08/31/93                  13,818.29       14,892.79        14,058.44
09/30/93                  13,957.85       15,062.57        14,231.36
10/31/93                  13,978.79       15,091.18        14,245.59
11/30/93                  13,911.69       14,958.38        14,145.87
12/31/93                  14,107.84       15,274.00        14,380.70
01/31/94                  14,254.57       15,448.13        14,531.69
02/28/94                  13,973.75       15,048.02        14,194.56
03/31/94                  13,662.14       14,435.57        13,797.11
04/30/94                  13,704.49       14,558.27        13,867.48
05/31/94                  13,771.64       14,684.93        13,963.16
06/30/94                  13,737.21       14,595.35        13,904.52
07/31/94                  13,864.97       14,862.44        14,088.06
08/31/94                  13,939.84       14,914.46        14,143.00
09/30/94                  13,810.20       14,695.22        13,987.43
10/31/94                  13,622.38       14,433.64        13,815.38
11/30/94                  13,355.38       14,172.40        13,616.44
12/31/94                  13,671.90       14,484.19        13,839.75
01/31/95                  13,934.40       14,898.44        14,115.16
02/28/95                  14,275.80       15,331.98        14,407.34
03/31/95                  14,381.44       15,508.30        14,544.21
04/30/95                  14,423.14       15,526.91        14,573.30
05/31/95                  14,754.88       16,022.22        14,914.32
06/30/95                  14,706.18       15,882.82        14,857.64
07/31/95                  14,842.95       16,033.71        15,000.28
08/31/95                  14,992.87       16,237.34        15,147.28
09/30/95                  15,048.34       16,339.63        15,210.90
10/31/95                  15,213.87       16,576.56        15,356.92
11/30/95                  15,375.14       16,851.73        15,522.78
12/31/95                  15,496.60       17,013.51        15,622.12
01/31/96                  15,611.28       17,142.81        15,748.66
02/29/96                  15,567.57       17,026.24        15,690.39
03/31/96                  15,410.33       16,808.30        15,506.81
04/30/96                  15,388.76       16,761.24        15,477.35
05/31/96                  15,382.60       16,754.53        15,460.33
06/30/96                  15,477.98       16,937.16        15,559.27
07/31/96                  15,615.73       17,091.29        15,691.53
08/31/96                  15,621.98       17,087.87        15,691.53
09/30/96                  15,767.26       17,327.10        15,820.20
10/31/96                  15,902.86       17,522.89        15,965.74
11/30/96                  16,122.32       17,843.56        16,194.05
12/31/96                  16,082.01       17,768.62        16,148.71
01/31/97                  16,112.57       17,802.38        16,182.62
02/28/97                  16,236.63       17,966.16        16,294.28
03/31/97                  16,067.77       17,727.21        16,124.82
04/30/97                  16,177.03       17,876.12        16,203.83
05/31/97                  16,359.83       18,144.26        16,395.04
06/30/97                  16,510.35       18,338.41        16,540.95
07/31/97                  16,893.39       18,846.38        16,889.97
08/31/97                  16,743.03       18,669.22        16,744.71
09/30/97                  16,927.21       18,891.39        16,910.49
10/31/97                  17,032.16       19,012.29        16,983.20
11/30/97                  17,086.66       19,124.47        17,044.34
12/31/97                  17,305.37       19,403.68        17,262.51
01/31/98                  17,447.27       19,603.54        17,398.88
02/28/98                  17,461.23       19,609.42        17,397.14
03/31/98                  17,464.72       19,627.07        17,395.40
04/30/98                  17,379.15       19,538.75        17,306.69
05/31/98                  17,645.05       19,847.46        17,545.52
06/30/98                  17,699.75       19,924.87        17,587.63
07/31/98                  17,738.69       19,974.68        17,622.80
08/31/98                  18,006.54       20,284.28        17,876.57
09/30/98                  18,184.80       20,537.84        18,058.91
10/31/98                  18,168.44       20,537.84        18,053.50
11/30/98                  18,221.13       20,609.72        18,082.38
12/31/98                  18,268.50       20,661.25        18,136.63
01/31/99                  18,453.01       20,907.11        18,325.25
02/28/99                  18,375.51       20,815.12        18,222.63
03/31/99                  18,377.35       20,844.26        18,208.05
04/30/99                  18,432.48       20,896.37        18,253.57
05/31/99                  18,342.16       20,775.18        18,140.40
06/30/99                  18,120.22       20,476.01        17,879.18

* Prior to October 1, 1997, Norwest Investment Management managed a common trust fund with an investment objective and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor common trust fund for periods before it became a mutual fund on October 1, 1997. The common trust fund performance was adjusted to reflect the Fund's 1997 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONCLUDED)      JUNE 30, 1999

--------------------------------------------------------------------------------
 MINNESOTA TAX-FREE FUND

During the one month period ended June 30, 1999, the Fund returned -1.63%, underperforming the Lipper Minnesota Municipal Debt Average, which returned -1.45%. Early in the fiscal year that ended May 31, 1999, the Fund outperformed its benchmark as interest rates declined, then underperformed in October 1998, and June 1999, as rates spiked upward. Since our interest rate outlook over the past year has been for lower rates, the portfolio duration has been maintained somewhat long relative to the peer group duration. We focus on favorable coupon and call structure that we believe will produce good price performance in that type of interest rate environment. While we have continued to believe in our outlook long term, it has hurt our performance during the period of volatile rate movements.

The prime driver of performance was the movement of interest rates, which fell to all-time low levels early in the fiscal year, then spiked higher in October 1998 and have gradually risen since with the largest increase occurring in June of 1999. Quality spreads have been very narrow and trading opportunities have been limited so relative performance has been determined chiefly by the Fund's position relative to the movement of rates. Municipals traded very cheap relative to taxable fixed income securities during the early part of the fiscal year, but as interest rates have moved higher, municipals have outperformed. Therefore, municipal funds declined less in value as rates rose, than did taxable fixed income funds during that period.

We expect the Federal Reserve Board (the "Fed") to remain vigilant against inflation. We believe the Fed's interest rate increase on June 30, 1999, helped ease inflation worries. We believe the Fed will continue to guide interest rates higher if the level of growth creates the need. This portfolio is positioned somewhat long in duration compared to its peer group and has a core, non-callable segment that will provide good price performance in the interest rate environment that we anticipate. We will maintain this strategy until and unless our rate outlook calls for a more cautious strategy.

We expect rates to decline from current levels and that the low inflation environment will make municipals very attractive relative to other investment alternatives. Over the past several months, municipals have significantly outperformed taxable bonds, but still remain attractive by historical norms. The Minnesota economy remains very strong, which is creating many financing needs that may provide attractive investment opportunities for the Fund. The strategy for this Fund focuses on total return performance relative to a peer group consisting of primarily long-term (longer than seven years) Minnesota funds.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH JUNE 30, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  MINNESOTA TAX-FREE FUND ("FUND") VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN INDEX") AND LIPPER MINNESOTA MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                             AVERAGE ANNUAL TOTAL RETURN
                                                 AS OF JUNE 30, 1999
                           ---------------------------------------------------------------
                                                                    LEHMAN       LIPPER
                            A SHARES     B SHARES*   I SHARES**      INDEX      AVERAGE+
                           -----------  -----------  -----------  -----------  -----------
ONE YEAR                        (2.71%)      (2.69%)       1.87%        2.29%        1.77%
FIVE YEAR                        5.63%        5.64%        6.58%        7.11%        5.71%
TEN YEAR                         5.94%        5.61%        6.42%        7.77%        6.32%
VALUE JUNE 30, 1999         $  17,805    $  17,268    $  18,638    $  21,146    $  18,460

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
6/30/99 TAX-FREE ANNUAL

Minn Tax-Free              A Shares    B Shares    I Shares    Lehman Index   Lipper Average
06/30/89                   9,550.00   10,000.00   10,000.00       10,000.00        10,000.00
07/31/89                   9,662.69   10,111.00   10,118.00       10,144.00        10,092.00
08/31/89                   9,589.25   10,028.09   10,041.10       10,084.15        10,025.39
09/30/89                   9,562.40    9,993.99   10,012.99       10,036.75         9,985.29
10/31/89                   9,687.67   10,118.92   10,144.16       10,151.17        10,113.10
11/30/89                   9,813.61   10,244.39   10,276.03       10,320.70        10,239.52
12/31/89                   9,866.60   10,292.54   10,331.52       10,427.00        10,300.95
01/31/90                   9,838.98   10,256.52   10,302.59       10,395.72        10,238.12
02/28/90                   9,924.58   10,339.60   10,392.23       10,468.49        10,335.38
03/31/90                   9,919.61   10,328.22   10,387.03       10,451.74        10,355.02
04/30/90                   9,840.26   10,239.40   10,303.93       10,521.77        10,258.72
05/31/90                  10,032.14   10,432.92   10,504.86       10,750.09        10,466.97
06/30/90                  10,115.41   10,513.26   10,592.05       10,851.14        10,555.94
07/31/90                  10,226.68   10,622.60   10,708.56       11,001.97        10,709.00
08/31/90                  10,133.62   10,519.56   10,611.12       10,843.54        10,539.80
09/30/90                  10,139.70   10,519.56   10,617.48       10,845.71        10,566.15
10/31/90                  10,305.99   10,685.77   10,791.61       11,084.32        10,713.01
11/30/90                  10,450.27   10,828.96   10,942.69       11,310.44        10,928.35
12/31/90                  10,491.03   10,863.61   10,985.37       11,337.58        10,980.80
01/31/91                  10,595.94   10,965.73   11,095.22       11,524.65        11,095.00
02/28/91                  10,676.47   11,043.58   11,179.55       11,623.77        11,168.23
03/31/91                  10,679.67   11,040.27   11,182.90       11,617.95        11,189.45
04/30/91                  10,775.79   11,133.01   11,283.55       11,778.28        11,317.01
05/31/91                  10,856.61   11,209.83   11,368.17       11,866.62        11,415.47
06/30/91                  10,884.83   11,231.12   11,397.73       11,852.38        11,402.91
07/31/91                  10,938.17   11,279.42   11,453.58       11,976.83        11,536.32
08/31/91                  11,039.89   11,377.55   11,560.10       12,138.52        11,657.46
09/30/91                  11,122.69   11,454.92   11,646.80       12,324.23        11,779.86
10/31/91                  11,189.43   11,515.63   11,716.68       12,424.06        11,865.85
11/30/91                  11,221.88   11,542.11   11,750.66       12,445.18        11,882.46
12/31/91                  11,384.59   11,701.39   11,921.04       12,710.26        12,098.72
01/31/92                  11,421.03   11,731.82   11,959.19       12,736.96        12,130.18
02/29/92                  11,450.72   11,755.28   11,990.28       12,717.85        12,165.36
03/31/92                  11,505.68   11,804.65   12,047.84       12,698.77        12,186.04
04/30/92                  11,572.42   11,866.04   12,117.71       12,819.41        12,270.12
05/31/92                  11,674.25   11,963.34   12,224.35       12,969.40        12,406.32
06/30/92                  11,798.00   12,019.57   12,353.93       13,193.77        12,594.90
07/31/92                  12,042.22   12,324.86   12,609.65       13,626.53        12,986.60
08/31/92                  11,956.72   12,229.96   12,520.13       13,465.73        12,830.76
09/30/92                  12,034.44   12,302.12   12,601.51       13,577.50        12,874.38
10/31/92                  11,962.23   12,219.70   12,525.90       13,439.01        12,673.54
11/30/92                  12,129.70   12,383.44   12,701.26       13,684.94        12,949.83
12/31/92                  12,243.72   12,494.89   12,820.65       13,843.69        13,094.87
01/31/93                  12,362.49   12,603.60   12,945.01       14,076.26        13,253.31
02/28/93                  12,702.45   12,948.93   13,301.00       14,591.45        13,672.12
03/31/93                  12,565.27   12,797.43   13,157.35       14,378.42        13,557.27
04/30/93                  12,692.18   12,913.89   13,290.24       14,515.01        13,702.34
05/31/93                  12,765.79   12,977.17   13,367.32       14,565.81        13,783.18
06/30/93                  12,962.39   13,177.01   13,573.18       14,852.76        14,003.71
07/31/93                  12,984.42   13,187.56   13,596.25       14,889.89        14,016.31
08/31/93                  13,267.48   13,451.31   13,904.89       15,198.11        14,306.45
09/30/93                  13,478.43   13,657.11   14,113.46       15,385.05        14,485.28
10/31/93                  13,473.04   13,629.80   14,107.82       15,409.67        14,511.36
11/30/93                  13,335.62   13,494.86   13,976.61       15,283.31        14,392.36
12/31/93                  13,619.67   13,760.71   14,261.74       15,608.84        14,662.94
01/31/94                  13,759.95   13,906.58   14,421.47       15,800.83        14,815.43
02/28/94                  13,393.93   13,528.32   14,024.88       15,367.89        14,459.86
03/31/94                  12,860.86   12,979.07   13,479.31       14,777.76        13,869.90
04/30/94                  12,911.01   13,021.90   13,531.88       14,963.96        13,917.06
05/31/94                  13,015.59   13,118.26   13,641.49       15,059.73        14,061.80
06/30/94                  12,925.79   13,019.87   13,547.36       14,994.97        13,981.64
07/31/94                  13,070.55   13,156.58   13,684.19       15,246.89        14,212.34
08/31/94                  13,150.28   13,228.94   13,767.66       15,306.35        14,246.45
09/30/94                  12,933.30   13,002.73   13,540.50       15,099.72        14,037.03
10/31/94                  12,736.72   12,784.28   13,334.68       14,879.26        13,766.11
11/30/94                  12,488.35   12,540.10   13,074.65       14,598.04        13,432.97
12/31/94                  12,803.06   12,847.33   13,417.21       14,860.81        13,772.83
01/31/95                  13,178.19   13,216.05   13,795.58       15,245.70        14,180.50
02/28/95                  13,568.26   13,599.32   14,203.92       15,677.15        14,583.23
03/31/95                  13,678.17   13,687.71   14,318.98       15,888.80        14,686.77
04/30/95                  13,685.01   13,700.03   14,326.14       15,907.86        14,688.24
05/31/95                  14,128.40   14,120.62   14,790.30       16,412.14        15,098.04
06/30/95                  13,994.18   13,990.71   14,649.79       16,310.39        14,938.00
07/31/95                  14,071.15   14,059.27   14,730.37       16,550.15        15,008.21
08/31/95                  14,234.37   14,213.92   14,901.24       16,775.23        15,156.79
09/30/95                  14,315.51   14,286.41   14,986.18       16,882.59        15,250.76
10/31/95                  14,558.87   14,519.28   15,240.94       17,076.74        15,468.85
11/30/95                  14,829.67   14,767.56   15,524.42       17,305.57        15,731.82
12/31/95                  15,006.14   14,947.72   15,709.17       17,411.13        15,897.00
01/31/96                  15,096.18   15,028.44   15,803.42       17,586.99        15,963.77
02/29/96                  14,960.31   14,884.17   15,675.41       17,368.91        15,850.43
03/31/96                  14,743.39   14,657.93   15,432.44       17,308.12        15,592.07
04/30/96                  14,693.26   14,597.83   15,379.97       17,259.65        15,534.38
05/31/96                  14,690.32   14,586.15   15,376.90       17,423.62        15,554.57
06/30/96                  14,876.89   14,762.65   15,572.18       17,590.89        15,710.12
07/31/96                  14,998.88   14,860.08   15,699.88       17,759.76        15,838.94
08/31/96                  14,953.88   14,819.96   15,652.78       17,759.76        15,837.35
09/30/96                  15,200.62   15,055.60   15,911.05       17,942.69        16,043.24
10/31/96                  15,367.83   15,212.17   16,086.07       18,168.76        16,198.86
11/30/96                  15,638.30   15,455.57   16,369.18       18,535.77        16,454.80
12/31/96                  15,574.18   15,396.84   16,302.07       18,452.36        16,387.34
01/31/97                  15,571.07   15,382.98   16,298.81       18,524.33        16,392.25
02/28/97                  15,692.52   15,493.74   16,425.94       18,698.46        16,531.59
03/31/97                  15,475.97   15,270.63   16,199.26       18,447.90        16,331.56
04/30/97                  15,646.20   15,414.17   16,377.45       18,584.41        16,463.84
05/31/97                  15,863.69   15,633.05   16,605.10       18,848.31        16,671.29
06/30/97                  16,019.15   15,775.31   16,767.83       19,055.64        16,836.33
07/31/97                  16,509.34   16,247.00   17,280.93       19,591.10        17,274.08
08/31/97                  16,289.76   16,021.16   17,066.64       19,401.07        17,111.70
09/30/97                  16,508.04   16,224.63   17,278.27       19,647.46        17,293.08
10/31/97                  16,638.46   16,341.45   17,414.77       19,751.60        17,400.30
11/30/97                  16,736.62   16,426.42   17,517.51       19,842.45        17,496.00
12/31/97                  17,006.08   16,679.39   17,799.55       20,155.96        17,721.70
01/31/98                  17,184.65   16,842.85   17,986.44       20,379.69        17,874.11
02/28/98                  17,186.37   16,819.27   17,988.24       20,377.66        17,870.53
03/31/98                  17,193.24   16,829.36   17,995.44       20,363.39        17,890.19
04/30/98                  17,072.89   16,701.46   17,869.47       20,251.39        17,815.05
05/31/98                  17,410.93   17,020.46   18,223.28       20,595.67        18,069.81
06/30/98                  17,478.83   17,061.30   18,294.35       20,671.87        18,138.47
07/31/98                  17,501.56   17,088.60   18,318.14       20,704.95        18,169.31
08/31/98                  17,809.58   17,379.11   18,657.02       21,065.21        18,436.40
09/30/98                  18,069.60   17,605.04   18,912.62       21,379.08        18,626.29
10/31/98                  17,946.73   17,490.60   18,784.02       21,387.64        18,587.18
11/30/98                  18,029.29   17,560.57   18,870.42       21,451.80        18,657.81
12/31/98                  18,067.15   17,569.35   18,910.05       21,518.30        18,702.59
01/31/99                  18,235.17   17,738.01   19,085.92       21,847.53        18,869.04
02/28/99                  18,151.29   17,647.55   19,000.03       21,650.90        18,791.68
03/31/99                  18,156.73   17,642.25   19,005.73       21,640.08        18,797.31
04/30/99                  18,209.39   17,682.83   19,060.85       21,698.50        18,842.43
05/31/99                  18,100.13   17,564.36   18,946.48       21,546.61        18,731.26
06/30/99                  17,805.10   17,267.52   18,637.65       21,145.85        18,459.65

* 8/6/93 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class A Shares, adjusted for Class B share expenses.

** 8/2/93 was the inception date of Class I Shares of the Fund. Returns prior to that date are for Class A Shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INDEPENDENT AUDITORS' REPORT                                      JUNE 30, 1999

--------------------------------------------------------------------------------

           To the Board of Trustees and Shareholders
           Norwest Advantage Funds

               We have audited the accompanying statements of assets and liabilities of Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund, portfolios of Norwest Advantage Funds (collectively the "Funds"), including the schedules of investments, as of June 30, 1999, and the related statements of operations and statements of changes in net assets for the periods presented on pages 10 to 15, and financial highlights for the periods presented on pages 16 to 19. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds as of June 30, 1999, the results of their operations and changes in their net assets for the periods presented on pages 10 to 15 and financial highlights for each of the periods presented on pages 16 to 19, in conformity with generally accepted accounting principles.

                                             /s/ KMPG LLP
                                             ------------------------
           Boston, Massachusetts
           August 16, 1999

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES                              JUNE 30, 1999

--------------------------------------------------------------------------------

                                                                                  MINNESOTA
                                LIMITED TERM      TAX-FREE        COLORADO      INTERMEDIATE      MINNESOTA
                                  TAX-FREE         INCOME         TAX-FREE        TAX-FREE        TAX-FREE
                                    FUND            FUND            FUND            FUND            FUND
                                -------------   -------------   -------------   -------------   -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $ 87,071,143    $ 361,639,544   $  98,580,195   $211,115,434    $  85,448,984
  Net unrealized appreciation
      (depreciation)..........      (195,078)       4,603,252         638,379      5,322,927          750,961
                                -------------   -------------   -------------   -------------   -------------
 TOTAL INVESTMENTS AT VALUE...    86,876,065      366,242,796      99,218,574    216,438,361       86,199,945
 Cash.........................         8,459           16,917               -              -                -
 Receivable for dividends,
     interest and other
     receivables..............     1,142,966        5,720,841         941,815      3,732,860        1,493,604
 Receivable for investments
     sold.....................             -                -         697,875              -                -
 Receivable for Fund shares
     issued...................       189,033        1,124,332           3,662        105,000          218,015
 Organization costs, net of
     amortization (Note 2)....             -                -               -          1,897                -
                                -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS..................    88,216,523      373,104,886     100,861,926    220,278,118       87,911,564
                                -------------   -------------   -------------   -------------   -------------
LIABILITIES
 Payable for investments
     purchased................     2,643,754        6,367,820       1,441,533              -        1,591,492
 Payable for Fund shares
     redeemed.................       902,659        1,342,824           2,409         59,044          385,980
 Dividends payable............       200,545        1,232,009         228,423        844,891          142,818
 Payable to investment adviser
     and affiliates (Note
     3).......................        35,274          154,662          35,975         93,344           29,679
 Payable to other related
     parties (Note 3).........             -                -           1,530              -            1,715
 Accrued expenses and other
     liabilities..............        15,220           78,813          26,233         22,367           58,112
                                -------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES.............     3,797,452        9,176,128       1,736,103      1,019,646        2,209,796
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 84,419,071    $ 363,928,758   $  99,125,823   $219,258,472    $  85,701,768
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $ 85,321,648    $ 362,039,841   $  99,183,811   $214,072,620    $  85,214,788
 Distributions in excess of
     net investment income....       (61,237)        (510,093)              -             (5)         (43,360)
 Accumulated net realized loss
     from investments.........      (646,262)      (2,204,242)       (696,367)      (137,070)        (220,621)
 Net unrealized appreciation
     (depreciation) on
     investments..............      (195,078)       4,603,252         638,379      5,322,927          750,961
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 84,419,071    $ 363,928,758   $  99,125,823   $219,258,472    $  85,701,768
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $          -    $  41,880,937   $  39,065,597   $          -    $  37,138,957
 B Shares.....................             -       17,878,121      10,959,005              -       21,365,992
 I Shares.....................    84,419,071      304,169,700      49,101,221    219,258,472       27,196,819
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 84,419,071    $ 363,928,758   $  99,125,823   $219,258,472    $  85,701,768
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................             -        4,099,462       3,792,686              -        3,457,371
 B Shares.....................             -        1,749,586       1,062,733              -        1,989,365
 I Shares.....................     8,128,058       29,753,932       4,766,108     22,491,594        2,531,691
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $          -    $       10.22   $       10.30   $          -    $       10.74
 B Shares.....................  $          -    $       10.22   $       10.31   $          -    $       10.74
 I Shares.....................  $      10.39    $       10.22   $       10.30   $       9.75    $       10.74
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $          -    $       10.70   $       10.79   $          -    $       11.25
 B Shares.....................  $          -    $       10.22   $       10.31   $          -    $       10.74
 I Shares.....................  $      10.39    $       10.22   $       10.30   $       9.75    $       10.74
MAXIMUM SALES LOAD
 A Shares.....................           N/A            4.50%           4.50%            N/A            4.50%
 B Shares.....................           N/A              N/A             N/A            N/A              N/A
 I Shares.....................           N/A              N/A             N/A            N/A              N/A

See Notes to Financial Statements

                                                                 [LOGO]

                 (This page has been left blank intentionally.)

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                         LIMITED TERM                      TAX-FREE
                                           TAX-FREE                         INCOME
                                             FUND                            FUND
                                 ----------------------------    ----------------------------
                                  ONE MONTH                       ONE MONTH
                                    ENDED          ONE YEAR         ENDED          ONE YEAR
                                   JUNE 30,         ENDED          JUNE 30,         ENDED
                                     1999        MAY 31, 1999        1999        MAY 31, 1999
                                 ------------    ------------    ------------    ------------
INVESTMENT INCOME
 Interest income..............   $   346,831     $ 3,382,796     $ 1,718,395     $19,642,349
                                 ------------    ------------    ------------    ------------
EXPENSES
 Advisory (Note 3)............        35,274         344,741         150,448       1,808,783
 Management and Administration
     (Note 3).................         7,054          68,948          30,090         361,756
 Transfer agent (Note 3)
    A Shares..................             -               -           8,647         107,416
    B Shares..................             -               -           3,639          34,062
    I Shares..................        17,637         172,371          62,939         762,914
 Custody (Note 3).............         1,411          13,790           4,238          51,176
 Accounting (Note 3)..........         4,000          42,250           8,000          85,250
 Legal........................            55             909             232           5,544
 Registration
    A Shares..................             -               -           2,674          14,644
    B Shares..................             -               -           2,562           8,115
    I Shares..................         2,550          39,147           3,603          18,395
 Audit........................         9,000          13,700           9,000          13,700
 Trustees.....................             -             749               -           4,206
 Distribution fees - B Shares
     (Note 3).................             -               -          14,557         136,247
 Amortization of organization
     costs (Note 2)...........             -               -               -               -
 Miscellaneous................         2,400          17,949           5,704          70,367
                                 ------------    ------------    ------------    ------------
 TOTAL EXPENSES...............        79,381         714,554         306,333       3,482,575
    Fees waived and expenses
        reimbursed (Note 3)...       (33,369)       (266,372)       (114,160)     (1,209,700)
                                 ------------    ------------    ------------    ------------
 NET EXPENSES.................        46,012         448,182         192,173       2,272,875
                                 ------------    ------------    ------------    ------------
 NET INVESTMENT INCOME........       300,819       2,934,614       1,526,222      17,369,474
                                 ------------    ------------    ------------    ------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net realized gain (loss)
        from investments......      (363,274)       (145,267)     (1,458,879)      3,445,224
    Net change in unrealized
        depreciation of
        investments...........      (875,731)       (415,646)     (6,408,070)     (7,184,375)
                                 ------------    ------------    ------------    ------------
 NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS......    (1,239,005)       (560,913)     (7,866,949)     (3,739,151)
                                 ------------    ------------    ------------    ------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............   $  (938,186)    $ 2,373,701     $(6,340,727)    $13,630,323
                                 ------------    ------------    ------------    ------------
                                 ------------    ------------    ------------    ------------

See Notes to Financial Statements

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                          MINNESOTA
                                           COLORADO                      INTERMEDIATE                     MINNESOTA
                                           TAX-FREE                        TAX-FREE                        TAX-FREE
                                             FUND                            FUND                            FUND
                                 ----------------------------    ----------------------------    ----------------------------
                                  ONE MONTH                       ONE MONTH                       ONE MONTH
                                    ENDED          ONE YEAR         ENDED          ONE YEAR         ENDED          ONE YEAR
                                   JUNE 30,         ENDED          JUNE 30,         ENDED          JUNE 30,         ENDED
                                     1999        MAY 31, 1999        1999        MAY 31, 1999        1999        MAY 31, 1999
                                 ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME
 Interest income..............   $   448,453     $ 4,696,387     $ 1,004,091     $11,771,203     $   375,373     $ 4,112,192
                                 ------------    ------------    ------------    ------------    ------------    ------------
EXPENSES
 Advisory (Note 3)............        40,421         442,396          45,154         540,960          35,333         394,355
 Management and Administration
     (Note 3).................         8,084          88,478          18,062         216,384           7,066          78,870
 Transfer agent (Note 3)
    A Shares..................         8,049          96,898               -               -           7,703          90,579
    B Shares..................         2,240          24,432               -               -           4,396          49,192
    I Shares..................         9,921          99,867          45,154         540,960           5,567          57,406
 Custody (Note 3).............         1,617          17,696           3,036          36,638           1,413          15,774
 Accounting (Note 3)..........         6,000          63,250           4,500          56,250           6,000          62,250
 Legal........................            62           2,981             138           5,985              54           2,885
 Registration
    A Shares..................            11           3,215               -               -               6           2,805
    B Shares..................            19             863               -               -              29           2,032
    I Shares..................            78           4,396              40           5,010              37           1,783
 Audit........................         9,000          13,075           9,000          15,425           9,000          13,399
 Trustees.....................             -           1,006               -           2,551               -             906
 Distribution fees - B Shares
     (Note 3).................         8,960          97,729               -               -          17,584         196,769
 Amortization of organization
     costs (Note 2)...........             -               -              49             584               -               -
 Miscellaneous................         2,042          33,693           5,311          48,505           2,085          36,783
                                 ------------    ------------    ------------    ------------    ------------    ------------
 TOTAL EXPENSES...............        96,504         989,975         130,444       1,469,252          96,273       1,005,788
    Fees waived and expenses
        reimbursed (Note 3)...       (41,067)       (385,757)        (21,696)       (170,867)        (40,480)       (384,934)
                                 ------------    ------------    ------------    ------------    ------------    ------------
 NET EXPENSES.................        55,437         604,218         108,748       1,298,385          55,793         620,854
                                 ------------    ------------    ------------    ------------    ------------    ------------
 NET INVESTMENT INCOME........       393,016       4,092,169         895,343      10,472,818         319,580       3,491,338
                                 ------------    ------------    ------------    ------------    ------------    ------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net realized gain (loss)
        from investments......      (344,710)        501,049         (47,325)        210,070        (162,826)        216,836
    Net change in unrealized
        depreciation of
        investments...........    (2,033,191)     (1,664,572)     (3,578,156)     (2,375,879)     (1,579,990)       (920,274)
                                 ------------    ------------    ------------    ------------    ------------    ------------
 NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS......    (2,377,901)     (1,163,523)     (3,625,481)     (2,165,809)     (1,742,816)       (703,438)
                                 ------------    ------------    ------------    ------------    ------------    ------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............   $(1,984,885)    $ 2,928,646     $(2,730,138)    $ 8,307,009     $(1,423,236)    $ 2,787,900
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                 ------------    ------------    ------------    ------------    ------------    ------------

                                                                 [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

 FOR THE YEARS OR PERIODS ENDED MAY 31, 1998, MAY 31, 1999 AND JUNE 30, 1999
                                                                                MINNESOTA
                                LIMITED TERM     TAX-FREE        COLORADO      INTERMEDIATE     MINNESOTA
                                  TAX-FREE        INCOME         TAX-FREE        TAX-FREE       TAX-FREE
                                    FUND           FUND            FUND            FUND           FUND
                               --------------  -------------  --------------  --------------  -------------
NET ASSETS - MAY 31, 1997
    (d)....................... $  40,990,123   $ 296,406,673  $   60,940,499  $           -   $  48,002,309
                               --------------  -------------  --------------  --------------  -------------
OPERATIONS
 Net investment income........     2,169,354      15,876,439       3,267,484      7,005,118       2,779,840
 Net realized gain (loss) from
     investments..............       (40,641)      5,515,394         477,006        329,218         348,871
 Net change in unrealized
     appreciation of
     investments..............       949,055       8,997,364       2,416,938     11,276,962       2,099,959
                               --------------  -------------  --------------  --------------  -------------
 Net increase in net assets
     resulting from
     operations...............     3,077,768      30,389,197       6,161,428     18,611,298       5,228,670
                               --------------  -------------  --------------  --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -      (1,575,363)     (1,535,133)             -      (1,457,615)
  B Shares....................             -        (392,899)       (335,170)             -        (550,306)
  I Shares....................    (2,169,354)    (13,908,177)     (1,397,181)    (7,005,118)       (771,919)
 Net realized gain on
     investments
  A Shares....................             -               -               -              -               -
  B Shares....................             -               -               -              -               -
  I Shares....................       (49,319)              -               -        (90,488)              -
                               --------------  -------------  --------------  --------------  -------------
 Total distributions to
     shareholders.............    (2,218,673)    (15,876,439)     (3,267,484)    (7,095,606)     (2,779,840)
                               --------------  -------------  --------------  --------------  -------------
NET INCREASE FROM CAPITAL
    SHARE TRANSACTIONS........    12,753,190      22,005,402      11,917,170    198,169,405      20,430,717
                               --------------  -------------  --------------  --------------  -------------
NET INCREASE IN NET ASSETS....    13,612,285      36,518,160      14,811,114    209,685,097      22,879,547
                               --------------  -------------  --------------  --------------  -------------
NET ASSETS - MAY 31, 1998
    (a).......................    54,602,408     332,924,833      75,751,613    209,685,097      70,881,856
                               --------------  -------------  --------------  --------------  -------------
OPERATIONS
 Net investment income........     2,934,614      17,369,474       4,092,169     10,472,818       3,491,338
 Net realized gain (loss) from
     investments..............      (145,267)      3,445,224         501,049        210,070         216,836
 Net change in unrealized
     depreciation of
     investments..............      (415,646)     (7,184,375)     (1,664,572)    (2,375,879)       (920,274)
                               --------------  -------------  --------------  --------------  -------------
 Net increase in net assets
     resulting from
     operations...............     2,373,701      13,630,323       2,928,646      8,307,009       2,787,900
                               --------------  -------------  --------------  --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -      (2,067,331)     (1,824,431)             -      (1,672,985)
  B Shares....................             -        (551,723)       (386,596)             -        (758,676)
  I Shares....................    (2,995,851)    (14,750,632)     (1,881,142)   (10,472,823)     (1,061,276)
 Net realized gain on
     investments
  A Shares....................             -         (44,165)       (131,438)             -         (32,277)
  B Shares....................             -         (11,881)        (32,338)             -         (17,801)
  I Shares....................             -        (278,688)       (135,528)      (538,545)        (20,012)
                               --------------  -------------  --------------  --------------  -------------
 Total distributions to
     shareholders.............    (2,995,851)    (17,704,420)     (4,391,473)   (11,011,368)     (3,563,027)
                               --------------  -------------  --------------  --------------  -------------
NET INCREASE FROM CAPITAL
    SHARE TRANSACTIONS........    34,242,640      44,267,336      25,505,026     15,972,558      16,902,134
                               --------------  -------------  --------------  --------------  -------------
NET INCREASE IN NET ASSETS....    33,620,490      40,193,239      24,042,199     13,268,199      16,127,007
                               --------------  -------------  --------------  --------------  -------------
NET ASSETS - MAY 31, 1999
    (b).......................    88,222,898     373,118,072      99,793,812    222,953,296      87,008,863
                               --------------  -------------  --------------  --------------  -------------
OPERATIONS
 Net investment income........       300,819       1,526,222         393,016        895,343         319,580
 Net realized loss from
     investments..............      (363,274)     (1,458,879)       (344,710)       (47,325)       (162,826)
 Net change in unrealized
     depreciation of
     investments..............      (875,731)     (6,408,070)     (2,033,191)    (3,578,156)     (1,579,990)
                               --------------  -------------  --------------  --------------  -------------
 Net decrease in net assets
     resulting from
     operations...............      (938,186)     (6,340,727)     (1,984,885)    (2,730,138)     (1,423,236)
                               --------------  -------------  --------------  --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -        (176,731)       (159,400)             -        (145,466)
  B Shares....................             -         (63,322)        (37,423)             -         (69,305)
  I Shares....................      (300,819)     (1,286,169)       (196,193)      (895,343)       (104,809)
                               --------------  -------------  --------------  --------------  -------------
 Total distributions to
     shareholders.............      (300,819)     (1,526,222)       (393,016)      (895,343)       (319,580)
                               --------------  -------------  --------------  --------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............    (2,564,822)     (1,322,365)      1,709,912        (69,343)        435,721
                               --------------  -------------  --------------  --------------  -------------
NET DECREASE IN NET ASSETS....    (3,803,827)     (9,189,314)       (667,989)    (3,694,824)     (1,307,095)
                               --------------  -------------  --------------  --------------  -------------
NET ASSETS - JUNE 30, 1999
    (c)....................... $  84,419,071   $ 363,928,758  $   99,125,823  $ 219,258,472   $  85,701,768
                               --------------  -------------  --------------  --------------  -------------
                               --------------  -------------  --------------  --------------  -------------
(a) Includes distributions in
    excess of net investment
    income, May 31, 1998...... $           -   $    (509,881) $            -  $           -   $     (41,761)
                               --------------  -------------  --------------  --------------  -------------
                               --------------  -------------  --------------  --------------  -------------
(b) Includes distributions in
    excess of net investment
    income, May 31, 1999...... $     (61,237)  $    (510,093) $            -  $          (5)  $     (43,360)
                               --------------  -------------  --------------  --------------  -------------
                               --------------  -------------  --------------  --------------  -------------
(c) Includes distributions in
    excess of net investment
    income, June 30, 1999..... $     (61,237)  $    (510,093) $            -  $          (5)  $     (43,360)
                               --------------  -------------  --------------  --------------  -------------
                               --------------  -------------  --------------  --------------  -------------
(d) Beginning of period.......   Jun 1, 1997     Jun 1, 1997     Jun 1, 1997    Oct 1, 1997     Jun 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

FOR THE YEARS OR PERIODS ENDED MAY 31, 1998, MAY 31, 1999 AND JUNE 30, 1999
                                                                              MINNESOTA
                               LIMITED TERM     TAX-FREE       COLORADO      INTERMEDIATE     MINNESOTA
                                 TAX-FREE        INCOME        TAX-FREE        TAX-FREE       TAX-FREE
                                   FUND           FUND           FUND            FUND           FUND
                               -------------  -------------  -------------  --------------  -------------
CAPITAL SHARE TRANSACTIONS --
             DOLLARS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares.................... $          -   $  10,396,839  $   7,477,552  $            -  $   8,705,064
  B shares....................            -       4,015,589      2,868,087               -      6,079,249
  I shares....................   57,459,796     207,775,946      8,617,144     229,127,100     11,447,292
SHARES ISSUED IN CONVERSION
  I shares (Note 6)...........            -               -              -     204,022,181              -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -       1,248,714      1,197,281               -      1,064,641
  B shares....................            -         302,167        232,515               -        409,199
  I shares....................      274,112         724,544         34,709         186,581        244,073
REDEMPTION OF SHARES
  A shares....................            -      (7,217,647)    (3,579,424)              -     (3,166,663)
  B shares....................            -        (986,449)    (1,495,848)              -     (1,616,019)
  I shares....................  (44,980,718)   (194,254,301)    (3,434,846)   (235,166,457)    (2,736,119)
                               -------------  -------------  -------------  --------------  -------------
NET INCREASE IN NET ASSETS
    FROM CAPITAL SHARE
    ACTIVITY.................. $ 12,753,190   $  22,005,402  $  11,917,170  $  198,169,405  $  20,430,717
                               -------------  -------------  -------------  --------------  -------------
                               -------------  -------------  -------------  --------------  -------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares.................... $          -   $  26,792,072  $   8,062,435  $            -  $   9,934,681
  B shares....................            -       7,878,776      2,711,082               -      7,870,849
  I shares....................   54,231,330      69,131,581     25,981,176      35,117,941     10,924,972
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -       1,475,236      1,484,203               -      1,117,394
  B shares....................            -         398,550        283,211               -        531,439
  I shares....................      707,065       1,553,614         99,412         908,892        290,837
REDEMPTION OF SHARES
  A shares....................            -     (19,489,915)    (3,272,343)              -     (6,075,592)
  B shares....................            -      (1,152,002)    (1,091,277)              -     (3,243,082)
  I shares....................  (20,695,755)    (42,320,576)    (8,752,873)    (20,054,275)    (4,449,364)
                               -------------  -------------  -------------  --------------  -------------
NET INCREASE IN NET ASSETS
    FROM CAPITAL SHARE
    ACTIVITY.................. $ 34,242,640   $  44,267,336  $  25,505,026  $   15,972,558  $  16,902,134
                               -------------  -------------  -------------  --------------  -------------
                               -------------  -------------  -------------  --------------  -------------
MONTH ENDED JUNE 30, 1999
SALE OF SHARES
  A shares.................... $          -   $     685,836  $     543,289  $            -  $     431,418
  B shares....................            -         372,744        342,246               -        744,032
  I shares....................    1,429,530       4,618,493      2,077,373       2,116,402        929,145
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -         128,450        122,356               -        102,632
  B shares....................            -          48,648         27,302               -         52,334
  I shares....................       98,855         125,372         20,222          51,123         31,248
REDEMPTION OF SHARES
  A SHARES....................            -      (1,410,303)      (607,233)              -       (887,055)
  B shares....................            -        (137,275)       (56,299)              -       (491,100)
  I shares....................   (4,093,207)     (5,754,330)      (759,344)     (2,236,868)      (476,933)
                               -------------  -------------  -------------  --------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $ (2,564,822)  $  (1,322,365) $   1,709,912  $      (69,343) $     435,721
                               -------------  -------------  -------------  --------------  -------------
                               -------------  -------------  -------------  --------------  -------------

                                                                              October 1,
  (a) Beginning of period..... June 1, 1997    June 1, 1997  June 1, 1997        1997       June 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                              MINNESOTA
                               LIMITED TERM     TAX-FREE       COLORADO      INTERMEDIATE     MINNESOTA
                                 TAX-FREE        INCOME        TAX-FREE        TAX-FREE       TAX-FREE
                                   FUND           FUND           FUND            FUND           FUND
                               -------------  -------------  -------------  --------------  -------------
CAPITAL SHARE TRANSACTIONS --
             SHARES
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................            -         999,879        709,964               -        798,495
  B shares....................            -         386,728        270,553               -        555,223
  I shares....................    5,459,471      20,205,190        812,957      23,101,594      1,051,163
SHARES ISSUED IN CONVERSION
  I shares (Note 6)...........            -               -              -      21,500,494              -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -         120,185        113,433               -         97,609
  B shares....................            -          29,057         21,971               -         37,450
  I shares....................       25,928          69,534          3,282          21,150         22,358
REDEMPTION OF SHARES
  A shares....................            -        (693,862)      (340,595)              -       (290,915)
  B shares....................            -         (94,437)      (142,636)              -       (147,723)
  I shares....................   (4,274,931)    (18,916,946)      (327,437)    (23,712,518)      (250,492)
                               -------------  -------------  -------------  --------------  -------------
NET INCREASE IN SHARES
    OUTSTANDING...............    1,210,468       2,105,328      1,121,492      20,910,720      1,873,168
                               -------------  -------------  -------------  --------------  -------------
                               -------------  -------------  -------------  --------------  -------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares....................            -       2,543,283        766,228               -        922,167
  B shares....................            -         747,909        258,066               -        719,314
  I shares....................    5,104,840       6,519,161      2,654,052       3,498,378        987,346
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -         113,579        116,262               -         83,650
  B shares....................            -          31,924         20,601               -         36,310
  I shares....................       56,578         124,119          7,663          82,447         21,678
REDEMPTION OF SHARES
  A shares....................            -      (1,832,413)      (298,588)              -       (556,377)
  B shares....................            -        (108,363)      (101,120)              -       (292,516)
  I shares....................   (1,944,631)     (3,983,394)    (1,049,402)     (1,992,667)      (398,588)
                               -------------  -------------  -------------  --------------  -------------
NET INCREASE IN SHARES
    OUTSTANDING...............    3,216,787       4,155,805      2,373,762       1,588,158      1,522,984
                               -------------  -------------  -------------  --------------  -------------
                               -------------  -------------  -------------  --------------  -------------
MONTH ENDED JUNE 30, 1999
SALE OF SHARES
  A shares....................            -          71,172         52,172               -         39,870
  B shares....................            -          36,374         32,731               -         68,928
  I shares....................      137,084         448,826        200,981         215,513         85,769
REINVESTMENT OF DISTRIBUTIONS
  A shares....................            -          12,666         11,879               -          9,556
  B shares....................            -           4,760          2,648               -          4,869
  I shares....................        9,515          10,575          1,963           5,243          2,910
REDEMPTION OF SHARES
  A shares....................            -        (141,758)       (58,698)              -        (82,316)
  B shares....................            -         (13,371)        (5,424)              -        (45,705)
  I shares....................     (391,925)       (560,492)       (73,332)       (228,040)       (44,102)
                               -------------  -------------  -------------  --------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........     (245,326)       (131,248)       164,920          (7,284)        39,779
                               -------------  -------------  -------------  --------------  -------------
                               -------------  -------------  -------------  --------------  -------------

                                                                              October 1,
  (a) Beginning of period..... June 1, 1997   June 1, 1997   June 1, 1997        1997       June 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING                   AND        DIVIDENDS   DISTRIBUTIONS   ENDING
                                         NET ASSET     NET        UNREALIZED     FROM NET     FROM NET     NET ASSET
                                         VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT   INVESTMENT    VALUE PER
                                           SHARE      INCOME     INVESTMENTS      INCOME        GAINS        SHARE
                                         ---------  ----------  --------------  ----------  -------------  ---------
 LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to June 30, 1999......... $10.54       $ 0.04        $(0.15)       $(0.04)      $    -       $10.39
  June 1, 1998 to May 31, 1999..........  10.59         0.46         (0.04)        (0.47)           -        10.54
  June 1, 1997 to May 31, 1998..........  10.39         0.47          0.21         (0.47)       (0.01)       10.59
  October 1, 1996 (d) to May 31, 1997...  10.00         0.31          0.39         (0.31)           -        10.39
 TAX-FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to June 30, 1999.........  10.44         0.04         (0.22)        (0.04)           -        10.22
  June 1, 1998 to May 31, 1999..........  10.54         0.52         (0.10)        (0.51)       (0.01)       10.44
  June 1, 1997 to May 31, 1998..........  10.05         0.53          0.49         (0.53)           -        10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.54          0.27         (0.54)           -        10.05
  June 1, 1995 to May 31, 1996..........   9.82         0.55         (0.04)        (0.55)           -         9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.55          0.22         (0.55)           -         9.82
B SHARES
  June 1, 1999 to June 30, 1999.........  10.44         0.04         (0.22)        (0.04)           -        10.22
  June 1, 1998 to May 31, 1999..........  10.54         0.44         (0.10)        (0.43)       (0.01)       10.44
  June 1, 1997 to May 31, 1998..........  10.05         0.46          0.48         (0.45)           -        10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.46          0.27         (0.46)           -        10.05
  June 1, 1995 to May 31, 1996..........   9.82         0.48         (0.04)        (0.48)           -         9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.48          0.22         (0.48)           -         9.82
I SHARES
  June 1, 1999 to June 30, 1999.........  10.44         0.04         (0.22)        (0.04)           -        10.22
  June 1, 1998 to May 31, 1999..........  10.54         0.52         (0.10)        (0.51)       (0.01)       10.44
  June 1, 1997 to May 31, 1998..........  10.06         0.53          0.48         (0.53)           -        10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.54          0.28         (0.54)           -        10.06
  June 1, 1995 to May 31, 1996..........   9.82         0.55         (0.04)        (0.55)           -         9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.55          0.22         (0.55)           -         9.82
 COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to June 30, 1999.........  10.55         0.04         (0.25)        (0.04)           -        10.30
  June 1, 1998 to May 31, 1999..........  10.69         0.51         (0.10)        (0.51)       (0.04)       10.55
  June 1, 1997 to May 31, 1998..........  10.22         0.53          0.47         (0.53)           -        10.69
  June 1, 1996 to May 31, 1997..........   9.89         0.54          0.33         (0.54)           -        10.22
  June 1, 1995 to May 31, 1996..........   9.90         0.53         (0.01)        (0.53)           -         9.89
  June 1, 1994 to May 31, 1995..........   9.69         0.48          0.21         (0.48)           -         9.90
B SHARES
  June 1, 1999 to June 30, 1999.........  10.56         0.04         (0.25)        (0.04)           -        10.31
  June 1, 1998 to May 31, 1999..........  10.71         0.43         (0.11)        (0.43)       (0.04)       10.56
  June 1, 1997 to May 31, 1998..........  10.23         0.45          0.48         (0.45)           -        10.71
  June 1, 1996 to May 31, 1997..........   9.90         0.47          0.33         (0.47)           -        10.23
  June 1, 1995 to May 31, 1996..........   9.91         0.46         (0.01)        (0.46)           -         9.90
  June 1, 1994 to May 31, 1995..........   9.70         0.41          0.21         (0.41)           -         9.91
I SHARES
  June 1, 1999 to June 30, 1999.........  10.55         0.04         (0.25)        (0.04)           -        10.30
  June 1, 1998 to May 31, 1999..........  10.69         0.51         (0.10)        (0.51)       (0.04)       10.55
  June 1, 1997 to May 31, 1998..........  10.22         0.53          0.47         (0.53)           -        10.69
  June 1, 1996 to May 31, 1997..........   9.89         0.54          0.33         (0.54)           -        10.22
  June 1, 1995 to May 31, 1996..........   9.90         0.53         (0.01)        (0.53)           -         9.89
  June 1, 1994 to May 31, 1995..........   9.69         0.48          0.21         (0.48)           -         9.90

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                     RATIOS TO AVERAGE NET ASSETS(c)                                               NET ASSETS AT
                           ---------------------------------------------------                      PORTFOLIO      END OF PERIOD
                           NET INVESTMENT         NET              GROSS             TOTAL          TURNOVER          (000'S
                            INCOME (LOSS)       EXPENSES        EXPENSES(a)        RETURN(b)          RATE           OMITTED)
                           ---------------   --------------   ----------------    ------------   ---------------   -------------

 LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to June
    30, 1999.............     4.25%            0.65%              1.12%              (1.08%)       24.38%          $ 84,419
  June 1, 1998 to May 31,
    1999.................     4.26%            0.65%              1.04%               3.97%        40.56%            88,223
  June 1, 1997 to May 31,
    1998.................     4.47%            0.65%              1.03%               6.70%        46.06%            54,602
  October 1, 1996 (d) to
    May 31, 1997.........     4.45%            0.65%              1.27%               6.99%        16.39%            40,990

 TAX-FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to June
    30, 1999.............     5.10%            0.60%              1.02%              (1.69%)       18.07%            41,881
  June 1, 1998 to May 31,
    1999.................     4.81%            0.60%              0.98%               4.04%       105.53%            43,388
  June 1, 1997 to May 31,
    1998.................     5.09%            0.60%              0.99%              10.33%       142.81%            35,121
  June 1, 1996 to May 31,
    1997.................     5.41%            0.50%              1.06%               8.43%       152.33%            29,217
  June 1, 1995 to May 31,
    1996.................     5.54%            0.40%              1.06%               5.29%       126.20%            33,914
  June 1, 1994 to May 31,
    1995.................     5.87%            0.60%              1.12%               8.42%       130.90%            30,786
B SHARES
  June 1, 1999 to June
    30, 1999.............     4.34%            1.35%              2.11%              (1.76%)       18.07%            17,878
  June 1, 1998 to May 31,
    1999.................     4.05%            1.35%              2.01%               3.26%       105.53%            17,973
  June 1, 1997 to May 31,
    1998.................     4.31%            1.35%              2.05%               9.52%       142.81%            11,070
  June 1, 1996 to May 31,
    1997.................     4.64%            1.26%              2.15%               7.63%       152.33%             7,329
  June 1, 1995 to May 31,
    1996.................     4.77%            1.14%              2.21%               4.50%       126.20%             5,897
  June 1, 1994 to May 31,
    1995.................     5.05%            1.35%              2.21%               7.61%       130.90%             3,729
I SHARES
  June 1, 1999 to June
    30, 1999.............     5.09%            0.60%              0.95%              (1.69%)       18.07%           304,170
  June 1, 1998 to May 31,
    1999.................     4.83%            0.60%              0.91%               4.04%       105.53%           311,757
  June 1, 1997 to May 31,
    1998.................     5.09%            0.60%              0.92%              10.22%       142.81%           286,734
  June 1, 1996 to May 31,
    1997.................     5.40%            0.50%              1.03%               8.54%       152.33%           259,861
  June 1, 1995 to May 31,
    1996.................     5.57%            0.32%              1.06%               5.29%       126.20%           276,159
  June 1, 1994 to May 31,
    1995.................     5.84%            0.60%              1.05%               8.42%       130.90%            94,454

 COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to June
    30, 1999.............     4.94%            0.60%              1.08%              (1.97%)       10.98%            39,066
  June 1, 1998 to May 31,
    1999.................     4.71%            0.60%              1.02%               3.79%        76.62%            39,958
  June 1, 1997 to May 31,
    1998.................     5.00%            0.60%              1.04%               9.96%        69.87%            34,254
  June 1, 1996 to May 31,
    1997.................     5.36%            0.45%              1.14%               9.00%       129.26%            27,806
  June 1, 1995 to May 31,
    1996.................     5.30%            0.30%              1.13%               5.35%       171.41%            26,991
  June 1, 1994 to May 31,
    1995.................     5.10%            0.30%              1.15%               7.47%        47.88%            25,997
B SHARES
  June 1, 1999 to June
    30, 1999.............     4.17%            1.35%              2.08%              (2.03%)       10.98%            10,959
  June 1, 1998 to May 31,
    1999.................     3.96%            1.35%              2.03%               2.92%        76.62%            10,909
  June 1, 1997 to May 31,
    1998.................     4.24%            1.35%              2.04%               9.25%        69.87%             9,156
  June 1, 1996 to May 31,
    1997.................     4.60%            1.20%              2.15%               8.19%       129.26%             7,218
  June 1, 1995 to May 31,
    1996.................     4.64%            1.05%              2.16%               4.56%       171.41%             6,400
  June 1, 1994 to May 31,
    1995.................     4.32%            1.05%              2.16%               6.67%        47.88%             5,198
I SHARES
  June 1, 1999 to June
    30, 1999.............     4.93%            0.60%              1.08%              (1.97%)       10.98%            49,101
  June 1, 1998 to May 31,
    1999.................     4.71%            0.60%              0.99%               3.79%        76.62%            48,926
  June 1, 1997 to May 31,
    1998.................     5.01%            0.60%              1.01%               9.97%        69.87%            32,342
  June 1, 1996 to May 31,
    1997.................     5.35%            0.45%              1.13%               9.00%       129.26%            25,917
  June 1, 1995 to May 31,
    1996.................     5.30%            0.30%              1.13%               5.35%       171.41%            24,074
  June 1, 1994 to May 31,
    1995.................     5.08%            0.30%              1.16%               7.47%        47.88%            24,539

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING                   AND        DIVIDENDS   DISTRIBUTIONS   ENDING
                                         NET ASSET     NET        UNREALIZED     FROM NET     FROM NET     NET ASSET
                                         VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT   INVESTMENT    VALUE PER
                                           SHARE      INCOME     INVESTMENTS      INCOME        GAINS        SHARE
                                         ---------  ----------  --------------  ----------  -------------  ---------
 MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to June 30, 1999.........   9.91         0.04         (0.16)        (0.04)           -         9.75
  June 1, 1998 to May 31, 1999..........  10.03         0.49         (0.09)        (0.49)       (0.03)        9.91
  October 1, 1997 (d) to May 31, 1998...  10.00         0.33          0.03         (0.33)           -        10.03
 MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to June 30, 1999.........  10.96         0.04         (0.22)        (0.04)           -        10.74
  June 1, 1998 to May 31, 1999..........  11.05         0.51         (0.08)        (0.51)       (0.01)       10.96
  June 1, 1997 to May 31, 1998..........  10.57         0.53          0.48         (0.53)           -        11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.54          0.27         (0.54)           -        10.57
  June 1, 1995 to May 31, 1996..........  10.45         0.56         (0.15)        (0.56)           -        10.30
  June 1, 1994 to May 31, 1995..........  10.15         0.53          0.30         (0.53)           -        10.45
B SHARES
  June 1, 1999 to June 30, 1999.........  10.96         0.04         (0.22)        (0.04)           -        10.74
  June 1, 1998 to May 31, 1999..........  11.05         0.43         (0.08)        (0.43)       (0.01)       10.96
  June 1, 1997 to May 31, 1998..........  10.57         0.45          0.48         (0.45)           -        11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.46          0.27         (0.46)           -        10.57
  June 1, 1995 to May 31, 1996..........  10.44         0.48         (0.14)        (0.48)           -        10.30
  June 1, 1994 to May 31, 1995..........  10.15         0.45          0.29         (0.45)           -        10.44
I SHARES
  June 1, 1999 to June 30, 1999.........  10.96         0.04         (0.22)        (0.04)           -        10.74
  June 1, 1998 to May 31, 1999..........  11.05         0.52         (0.09)        (0.51)       (0.01)       10.96
  June 1, 1997 to May 31, 1998..........  10.57         0.53          0.48         (0.53)           -        11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.54          0.27         (0.54)           -        10.57
  June 1, 1995 to May 31, 1996..........  10.45         0.56         (0.15)        (0.56)           -        10.30
  June 1, 1994 to May 31, 1995..........  10.16         0.53          0.29         (0.53)           -        10.45

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                     RATIOS TO AVERAGE NET ASSETS(c)                                               NET ASSETS AT
                           ---------------------------------------------------                      PORTFOLIO      END OF PERIOD
                           NET INVESTMENT         NET              GROSS             TOTAL          TURNOVER          (000'S
                            INCOME (LOSS)       EXPENSES        EXPENSES(a)        RETURN(b)          RATE           OMITTED)
                           ---------------   --------------   ----------------    ------------   ---------------   -------------

 MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1999 to June
    30, 1999.............     4.94%            0.60%              0.72%              (1.21%)        0.86%           219,258
  June 1, 1998 to May 31,
    1999.................     4.84%            0.60%              0.68%               3.95%        19.54%           222,953
  October 1, 1997 (d) to
    May 31, 1998.........     5.02%            0.60%              0.72%               3.61%        15.13%           209,685

 MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1999 to June
    30, 1999.............     4.71%            0.60%              1.11%              (1.63%)        2.32%            37,139
  June 1, 1998 to May 31,
    1999.................     4.61%            0.60%              1.03%               3.96%        24.84%            38,255
  June 1, 1997 to May 31,
    1998.................     4.83%            0.60%              1.07%               9.71%        68.27%            33,597
  June 1, 1996 to May 31,
    1997.................     5.11%            0.60%              1.21%               7.98%        96.68%            25,739
  June 1, 1995 to May 31,
    1996.................     5.26%            0.48%              1.26%               3.97%        77.10%            26,610
  June 1, 1994 to May 31,
    1995.................     5.25%            0.49%              1.61%               8.55%       139.33%            15,559
B SHARES
  June 1, 1999 to June
    30, 1999.............     3.93%            1.35%              2.11%              (1.69%)        2.32%            21,366
  June 1, 1998 to May 31,
    1999.................     3.85%            1.35%              2.04%               3.18%        24.84%            21,493
  June 1, 1997 to May 31,
    1998.................     4.07%            1.35%              2.08%               8.89%        68.27%            16,549
  June 1, 1996 to May 31,
    1997.................     4.35%            1.34%              2.21%               7.18%        96.68%            11,128
  June 1, 1995 to May 31,
    1996.................     4.51%            1.23%              2.29%               3.28%        77.10%             8,825
  June 1, 1994 to May 31,
    1995.................     4.52%            1.21%              2.62%               7.63%       139.33%             5,090
I SHARES
  June 1, 1999 to June
    30, 1999.............     4.69%            0.60%              1.11%              (1.63%)        2.32%            27,197
  June 1, 1998 to May 31,
    1999.................     4.62%            0.60%              1.00%               3.96%        24.84%            27,261
  June 1, 1997 to May 31,
    1998.................     4.84%            0.60%              1.04%               9.71%        68.27%            20,736
  June 1, 1996 to May 31,
    1997.................     5.12%            0.60%              1.23%               7.98%        96.68%            11,135
  June 1, 1995 to May 31,
    1996.................     5.24%            0.51%              1.30%               3.97%        77.10%             3,988
  June 1, 1994 to May 31,
    1995.................     5.29%            0.48%              1.58%               8.44%       139.33%             1,799

                                                                 [LOGO]

 NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(b) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 3).

(c)  Ratios for periods of less than one year are annualized.

(d) Commencement of operations.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to five of those portfolios (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio, with the exception of Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, and Minnesota Tax-Free Fund. The classes of each Fund and their respective dates of commencement of operations are as follows:

                                              A SHARES           B SHARES           I SHARES
                                          -----------------  -----------------  -----------------
Limited Term Tax-Free Fund..............  N/A                N/A                October 1, 1996
Tax-Free Income Fund....................  August 1, 1989     August 6, 1993     August 2, 1993
Colorado Tax-Free Fund..................  June 1, 1993       August 2, 1993     August 23, 1993
Minnesota Intermediate Tax-Free Fund....  N/A                N/A                October 1, 1997
Minnesota Tax-Free Fund.................  January 12, 1988   August 6, 1993     August 2, 1993

Each share of each class represents an undivided, proportionate interest in a Fund. A Shares are sold with a front-end sales charge to the general public. B Shares are sold to the general public with a contingent deferred sales charge ("CDSC") imposed on most redemptions made within six years of purchase. After six years, B Shares automatically convert to A Shares. B Shares incur distribution expenses. I Shares, offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses.

Effective June 30, 1999, the Funds changed their fiscal year end from May 31 to June 30.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION--Each Fund determines its net asset value at 4:00 PM, Eastern Time, on each Fund business day. Short-term securities that mature in sixty days or less are valued at amortized cost. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders of net investment income, if any, are declared daily and paid monthly by the Funds. Net capital gains if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES--Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class.

ORGANIZATION COSTS--The costs incurred by Minnesota Intermediate Tax-Free Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Fund's operations.

REPURCHASE AGREEMENTS--Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties with the disposition of the collateral.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Refer to the Table at the end of this Note for a detailed listing of service fees and related fee waivers and expense reimbursements.

INVESTMENT ADVISERS--The investment adviser of each Fund is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser receives an advisory fee from each Fund based on an annualized percentage of the Fund's average daily net assets.

                                                                 [LOGO]

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES--Forum Financial Services, Inc. ("FFSI") supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS"), an affiliate of FFSI, is the administrator of the Trust. For their services, FFSI and FAdS each receive a fee at an annual rate of 0.05% of each Fund's average daily net assets.

TRANSFER AGENT, SHAREHOLDER SERVICING AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares. Norwest also serves as the Trust's custodian and receives a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million.

DISTRIBUTION PLAN--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act with respect to each Fund currently offering B Shares. The Plan authorizes the payment to FFSI of a distribution service fee at an annual rate of 0.75% of the average daily net assets attributable to B Shares. The Plan also authorizes payment of a maintenance fee at an annual rate of 0.25% of the average daily net assets attributable to B Shares. No Fund incurred any maintenance fees during the thirteen month period ended June 30, 1999. The distribution payments are used primarily to reimburse FFSI for commissions to brokers and interest thereon with respect to B Shares. The Plan may, with respect to each share class, be terminated by vote of a majority of the Share class' shareholders or by vote of a majority of the Board of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund will continue to pay distribution service fees to FFSI (but only with respect to sales of B Shares that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. The respective unreimbursed distribution charges at June 30, 1999, were as follows:

                                                              UNREIMBURSED
                                                              DISTRIBUTION
                                                              CHARGES
                                                              -----------
Tax-Free Income Fund........................................  $  350,601
Colorado Tax-Free Fund......................................     130,356
Minnesota Tax-Free Fund.....................................     437,086

OTHER SERVICE PROVIDERS--Forum Accounting Services, LLC ("FAcS"), an affiliate of FFSI, provides portfolio accounting services to each Fund.

FEE RATES AND WAIVERS--The following tables provide fee rates for certain services. The tables also contain fee waivers and reimbursements for each service provider. The Adviser, Norwest, FFSI and FAdS have voluntarily waived and reimbursed a portion of their fees so that total expenses would not exceed specific expense limitations established for each Fund. The Adviser, Norwest, FFSI and FAdS may, at their discretion, revise or discontinue the voluntary fee waivers and expense reimbursements at any time.

                                                                              FEES WAIVED BY
                                              FEES/RATES            ----------------------------------
                                     ----------------------------               CUSTODIAN                 EXPENSES     TOTAL FEES
                                                      CUSTODIAN                    AND                   REIMBURSED    WAIVED AND
FOR THE ONE MONTH PERIOD ENDED JUNE                  AND TRANSFER               TRANSFER                     BY         EXPENSES
30, 1999                               ADVISORY       AGENT (b)      ADVISER      AGENT     FFSI/FAdS     FFSI/FAdS    REIMBURSED
                                     -------------   ------------   ---------   ---------   ----------   -----------   ----------
Limited Term Tax-Free Fund.........       0.50%          0.27%      $  1,411    $ 17,637    $   7,054    $    7,267    $  33,369
Tax-Free Income Fund...............       0.50%          0.26%            29      75,220       33,729         5,182      114,160
Colorado Tax-Free Fund.............       0.50%(a)       0.27%         6,063      20,211       14,793             -       41,067
Minnesota Intermediate Tax-Free
 Fund..............................       0.25%          0.27%             -           -       18,062         3,634       21,696
Minnesota Tax-Free Fund............       0.50%(a)       0.27%         7,067      17,666       15,747             -       40,480

                                                                               FEES WAIVED BY
                                              FEES/RATES             ----------------------------------
                                     -----------------------------               CUSTODIAN                 EXPENSES     TOTAL FEES
                                                     CUSTODIAN AND                  AND                   REIMBURSED    WAIVED AND
                                                       TRANSFER                  TRANSFER                     BY         EXPENSES
FOR THE YEAR ENDED MAY 31, 1999        ADVISORY        AGENT (b)      ADVISER      AGENT     FFSI/FAdS     FFSI/FAdS    REIMBURSED
                                     -------------   -------------   ---------   ---------   ----------   -----------   ----------
Limited Term Tax-Free Fund.........       0.50%           0.27%      $ 29,395    $172,333    $  64,644    $        -    $ 266,372
Tax-Free Income Fund...............       0.50%           0.26%        19,399     903,466      269,369        17,466    1,209,700
Colorado Tax-Free Fund.............       0.50%(a)        0.27%        70,194     221,175       93,847           541      385,757
Minnesota Intermediate Tax-Free
 Fund..............................       0.25%           0.27%             -           -      170,867             -      170,867
Minnesota Tax-Free Fund............       0.50%(a)        0.27%        81,990     197,177      105,767             -      384,934

(a) For the first $300 million of average net assets of the Fund, declining to 0.42% for average net assets in excess of $700 million.

(b) In addition to the transfer agent fee of 0.25%, the custody fee is 0.02% for the first $100 million of average net assets of the Fund, declining to 0.01% for average net assets in excess of $200 million.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------

 NOTE 4. SECURITIES TRANSACTIONS

The following table presents the federal tax cost basis of investments, related gross unrealized appreciation and depreciation for federal income tax purposes, and the capital loss carryovers (which expire in various years through 2007) available to offset future capital gains, as of June 30, 1999:

                                                 UNREALIZED                                        CAPITAL
                                ---------------------------------------------        TAX             LOSS
                                APPRECIATION    (DEPRECIATION)       NET          COST BASIS      CARRYOVERS
                                -------------   -------------   -------------   --------------   ------------
Limited Term-Tax Fund.........  $    428,341    $ (1,029,728)   $    (601,387)  $   87,477,452   $   239,953
Tax-Free Income Fund..........     7,384,711      (4,394,228)       2,990,483      363,252,313       952,538
Colorado Tax-Free Fund........     1,426,835      (1,338,368)          88,467       99,130,107       220,355
Minnesota Intermediate
 Tax-Free Fund................     6,552,613      (1,242,715)       5,309,898      211,128,463       129,158
Minnesota Tax-Free Fund.......     1,645,480      (1,002,004)         643,476       85,556,469       186,463

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the month ended June 30, 1999, and the year ended May 31, 1999:

                                     ONE MONTH PERIOD                FOR THE YEAR
                                    ENDED JUNE 30, 1999           ENDED MAY 31, 1999
                                ---------------------------   ---------------------------
                                  COST OF        PROCEEDS       COST OF        PROCEEDS
                                 PURCHASES      FROM SALES     PURCHASES      FROM SALES
                                ------------   ------------   ------------   ------------
Limited Term-Tax Fund.........  $ 21,508,854   $ 22,016,519   $ 64,433,508   $ 28,231,259
Tax-Free Income Fund..........    81,572,654     65,671,207    404,018,965    368,246,021
Colorado Tax-Free Fund........    14,531,934     10,833,064     88,531,007     64,154,683
Minnesota Intermediate
 Tax-Free Fund................     2,711,703      1,873,833     62,726,960     49,006,093
Minnesota Tax-Free Fund.......     7,714,349      2,007,802     48,962,699     37,531,670

 NOTE 5. CONCENTRATION OF CREDIT RISK

Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund invest substantially all their assets in debt obligations of issuers located in the states of Colorado and Minnesota, respectively. The issuers' abilities to meet their obligations may be affected by Colorado and Minnesota economic or political developments.

 NOTE 6. COMMON TRUST FUND CONVERSION

On September 30, 1997, Minnesota Intermediate Tax-Free Fund acquired all the net assets of Norwest Minnesota Tax Exempt Fund. The net assets associated with the acquired fund immediately prior to acquisition were $204,022,181. The shares issued as a result of the acquisition were 21,500,494. The net assets of Minnesota Intermediate Tax-Free Fund immediately after the acquisition were $204,022,181.

 NOTE 7. FUND REORGANIZATIONS

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds has presented each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that was held in August 1999.

If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

 SUPPLEMENTARY INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends paid were exempt income dividends, except for Tax-Free Income Fund which had 98.80% exempt income dividends and 1.20% ordinary income dividends. The Funds did not have qualifying dividends eligible for the corporate dividends received deduction.

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS                                          JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       LIMITED TERM TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (99.4%)
ALABAMA (4.4%)
    1,000,000   Birmingham Jefferson, AL, Civic Center
                  Authority Special Tax Bonds, Series B,
                  7.10%, 1/1/01                           $     1,002,690
    2,500,000   Huntsville, AL, Health Care Authority
                  RV, Series B, remarketed 11/9/94, MBIA
                  insured, 6.63%, 6/1/23, P/R 6/1/04 @
                  102                                           2,777,425
                                                          ---------------
                                                                3,780,115
                                                          ---------------
ALASKA (3.2%)
    2,000,000   North Slope Boro, AK, GO Bonds, Capital
                  Appreciation, Series A, MBIA insured,
                  0.00% (4.50% effective yield), 6/30/07        1,348,300
    1,750,000   North Slope Boro, AK, GO Bonds, Capital
                  Appreciation, Series B, MBIA insured,
                  0.00% (4.80% effective yield), 6/30/04        1,387,943
                                                          ---------------
                                                                2,736,243
                                                          ---------------
ARIZONA (2.3%)
      980,000   Maricopa County, AZ, IDA Health
                  Facilities RV, Samaritan Health
                  Services, Series B, MBIA insured,
                  7.15%, 12/1/05                                1,082,106
      885,000   Maricopa County, AZ, IDA, MFHR Bonds,
                  Advantage Point Projects, Series A,
                  5.75%, 7/1/01                                   903,921
                                                          ---------------
                                                                1,986,027
                                                          ---------------
CALIFORNIA (2.4%)
    1,315,000   Hayward, CA, Hospital RV, St. Rose
                  Hospital, 10.00%, 10/1/04                     1,507,634
      455,000   San Francisco State University
                  Foundation, Inc., CA, Education
                  Facilities RV, Auxiliary Organization,
                  Student Housing, ACA insured, 3.95%,
                  7/1/02                                          450,191
      100,000   San Francisco State University
                  Foundation, Inc., CA, Educational
                  Facilities RV, Auxiliary Organization,
                  Student Housing, ACA insured, 4.10%,
                  7/1/03                                           98,820
                                                          ---------------
                                                                2,056,645
                                                          ---------------
COLORADO (7.8%)
      400,000   Aurora Centretech Metropolitan District,
                  CO, GO Bonds, Series C, Banque
                  Nationale de Paris, LOC, 4.88%,
                  12/1/28                                         389,016
      385,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.00%, 12/1/05                                  387,187
      200,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  4.80%, 12/1/03                                  200,758
      500,000   Central Platte Valley, CO, Metropolitan
                  District, GO Bonds, ACA insured,
                  4.45%, 12/01/06                                 486,885

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
COLORADO (continued)

      585,000   Colorado Health Facilities Authority RV,
                  National Jewish Medical & Research
                  Center, 4.80%, 1/1/05                   $       582,485
      500,000   Colorado Health Facilities Authority RV,
                  Steamboat Springs Health, 5.30%,
                  9/15/09                                         487,655
       25,000   Colorado HFA, SFM Bonds, Series D-I,
                  remarketed 7/15/94, 6.25%, 12/1/01               25,572
      235,000   Colorado HFA, SFM RV, Series C, 5.00%,
                  5/1/05                                          236,995
       35,000   Colorado HFA, SFM RV, Series D-II,
                  remarketed 11/15/97, 6.38%, 12/1/01              35,811
      300,000   Colorado Springs, CO, IDR Bonds, Dayton
                  Hudson Corp. Project, 6.88%, 4/1/01             310,674
      220,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 4.90%, 12/1/03              221,956
      205,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 5.00%, 12/1/04              207,025
      290,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 5.20%, 12/1/06              293,402
      355,000   Denver, CO, City & County RV, Helen G.
                  Bonfils Foundation Project, Series B,
                  9.50%, 12/1/01                                  396,620
    1,250,000   Larimer County, CO, SD #R1, Poudre COP,
                  Educational Facilities RV, Colorado
                  Association School Board Lease,
                  10.00%, 12/1/01                               1,414,975
    1,070,000   Teller County, CO, COP, 5.50%, 12/1/09          1,099,318
                                                          ---------------
                                                                6,776,334
                                                          ---------------
FLORIDA (1.7%)
      235,000   Bradford County, FL, Health Facilities
                  Authority, Health Facilities RV, Santa
                  Fe Healthcare Facilites Project,
                  6.00%, 11/15/09                                 249,302
      440,000   Broward County, FL, Resource Recovery
                  RV, SES Broward Co. LP South Project,
                  7.95%, 12/1/08                                  459,501
      985,000   Plantation, FL, Water & Sewer RV,
                  Capital Appreciation, MBIA insured,
                  0.00% (5.68% effective yield), 3/1/03           801,386
                                                          ---------------
                                                                1,510,189
                                                          ---------------
IDAHO (0.6%)
      500,000   Pocatello, ID, IDA RV, Allocation Tax
                  Increment Bonds, Series B, 7.25%,
                  12/1/08                                         511,240
                                                          ---------------
ILLINOIS (5.3%)
      865,000   Des Plaines, IL, Hospital Facilities RV,
                  Holy Family Hospital, MBIA insured,
                  10.63%, 1/1/03, P/R 7/1/02 @ 100                959,095
      425,000   Illinois Educational Facilities RV,
                  Chicago College of Osteopathic, ETM,
                  8.75%, 7/1/05                                   485,189

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ILLINOIS (continued)

      355,000   Illinois Health Facilities Authority RV,
                  Alexian Brothers Medical Center
                  Project, 7.00%, 1/1/03, P/R 1/1/01 @
                  102                                     $       374,688
      795,000   Illinois Health Facilities Authority RV,
                  Mercy Hospital Project, ETM, 7.10%,
                  6/1/09                                          879,198
    1,000,000   Kane, Cook & Du Page Counties, IL, GO
                  Bonds, SD #46, FSA insured, 7.90%,
                  1/1/04                                        1,129,200
      500,000   Metropolitan Pier & Exposition
                  Authority, IL, Dedicated State Tax RV,
                  McCormick Place Expansion Project,
                  Series A, AMBAC insured, 4.90%,
                  12/15/03                                        509,100
       80,000   Waukegan, IL, Board Library Trustees,
                  Economic Development RV, Library
                  Building Notes, 9.00%, 1/1/00                    81,971
       85,000   Waukegan, IL, Board Library Trustees,
                  Economic Development RV, Library
                  Building Notes, 8.00%, 1/1/01                    89,226
       95,000   Waukegan, IL, Board Library Trustees,
                  Economic Development RV, Library
                  Building Notes, 7.50%, 1/1/02                   101,189
                                                          ---------------
                                                                4,608,856
                                                          ---------------
KANSAS (2.4%)
    1,860,000   Kansas City, KS, Water & Electric RV,
                  5.50%, 9/1/07                                 1,913,512
      185,000   Lawrence, KS, Hospital RV, Lawrence
                  Memorial Hospital, 5.00%, 7/1/04                187,325
                                                          ---------------
                                                                2,100,837
                                                          ---------------
LOUISIANA (0.4%)
      325,000   Louisiana Public Facilities Authority,
                  MFHR Bonds, Edgewood Apartments, FNMA
                  insured, 5.70%, 6/1/05                          336,661
                                                          ---------------
MAINE (0.4%)
      345,000   State Street Housing Preservation Corp.,
                  ME, MFHR Bonds, Project Acquisition,
                  100 State Street, Series A, HUD
                  Section 8, LOC, 7.20%, 1/1/02                   358,376
                                                          ---------------
MARYLAND (0.5%)
      400,000   Maryland State Community Development
                  Administration Department, Housing &
                  Community Development RV, Single
                  Family Project, First Series, FHA
                  insured, 4.90%, 4/1/06                          402,484
                                                          ---------------
MICHIGAN (9.5%)
      535,000   Battle Creek, MI, Economic Development
                  RV, Kellogg Co. Project, remarketed
                  8/1/97, 5.13%, 2/1/09                           540,334
    1,190,000   Detroit, MI, Sewer Disposal RV, ETM,
                  7.10%, 12/15/09                               1,329,410
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MICHIGAN (continued)

      255,000   Grand Rapids, MI, Charter TWP, Porter
                  Hills Obligation Group, 4.20%, 7 /1/03  $       248,816
      200,000   Grand Rapids, MI, IDR Bonds, Porter
                  Hills Obligation Group, 4.35%, 7/1/05           192,206
      300,000   Lakeview, MI, Community Schools, GO
                  Bonds, FGIC insured, 6.50%, 5/1/05              327,981
      305,000   Lakeview, MI, Community Schools, GO
                  Bonds, FGIC insured, 6.50%, 5/1/06              335,915
      395,000   Merrill, MI, Community School District,
                  GO Bonds, FGIC insured, 6.50%, 5/1/05           431,206
      970,000   Michigan State Hospital Finance
                  Authority RV, Charity Obligations,
                  Series D, 4.80%, 11/1/17, mandatory
                  put 11/1/04 @ 100                               968,584
    2,500,000   Michigan State, Hospital Finance
                  Authority RV, Harper-Grace Hospitals,
                  ETM, 7.13%, 5/1/09                            2,780,025
    2,305,000   Romulus, MI, GO Bonds, Community
                  Schools, Capital Appreciation, Series
                  II, FGIC insured, 0.00% (4.95%
                  effective yield), 5/1/22, P/R 5/1/07 @
                  36.695                                          577,495
      450,000   Schoolcraft, MI, Community School
                  District, GO Bonds, FGIC insured,
                  6.50%, 5/1/04                                   487,778
                                                          ---------------
                                                                8,219,750
                                                          ---------------
MINNESOTA (2.0%)
      750,000   Minneapolis, MN, Temporary Parking Ramp,
                  Transportation RV, Series A, 4.75%,
                  6/1/00                                          750,030
      335,000   Minnesota State HEFA RV, Northwestern
                  College of Chiro, Series 4Z, 4.25%,
                  10/1/03                                         331,516
      350,000   Minnesota State HEFA RV, Northwestern
                  College of Chiro, Series 4Z, 4.38%,
                  10/1/04                                         345,618
      160,000   St. Cloud, MN, COP, Municipal Athletic
                  Complex, 5.00%, 12/1/03                         162,016
      170,000   St. Cloud, MN, COP, Municipal Athletic
                  Complex, 5.10%, 12/1/04                         172,450
                                                          ---------------
                                                                1,761,630
                                                          ---------------
MISSOURI (2.0%)
    1,115,000   Madison County, MO, Hospital RV, Series
                  A, 7.70%, 10/1/18, P/R
                  10/1/06 @ 100                                 1,321,097
      420,000   St. Louis, MO, Regional Convention &
                  Sports Complex Authority RV, Series C,
                  7.75%, 8/15/01                                  432,184
                                                          ---------------
                                                                1,753,281
                                                          ---------------
NEBRASKA (1.6%)
    1,000,000   American Public Energy Agency, NE, Gas
                  Supply RV, Nebraska Public Gas Agency
                  Project, Series C, AMBAC insured,
                  4.00%, 9/1/07                                   933,230

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
NEBRASKA (continued)

      415,000   Nebraska Investment Finance Authority,
                  Hospital RV, Great Plains Regional
                  Medical Center Project, 4.80%,
                  11/15/04                                $       415,465
                                                          ---------------
                                                                1,348,695
                                                          ---------------
NEVADA (1.2%)
    1,000,000   Clark County, NV, Flood Control, GO
                  Bonds, AMBAC insured, 6.10%, 11/1/02          1,049,060
                                                          ---------------
NEW YORK (9.6%)
      670,000   County of Westchester, NY, IDR RV, AGR
                  Realty Co. Project, 5.75%, 1/1/02               683,574
    1,100,000   Metropolitan Transportation Authority,
                  NY, Commuter Facilities RV, Series A,
                  FGIC insured, 6.10%, 7/1/26, P/R
                  7/1/06 @ 102                                  1,211,397
      485,000   New York State Dorm Authority RV,
                  Capital Appreciation, Series A, FSA
                  insured, 0.00% (5.29% effective
                  yield), 7/1/05                                  352,396
    1,615,000   New York State Housing Finance Agency,
                  EFA RV, State University Construction,
                  ETM USG, 6.50%, 11/1/06                       1,724,432
    1,500,000   New York, NY, GO Bonds, Series E, MBIA-
                  IBC insured, 6.00%, 8/1/03                    1,585,634
      235,000   New York, NY, GO Bonds, Series F, 5.00%,
                  8/1/03                                          239,113
    2,000,000   New York, NY, Series F, 5.00%, 8/1/06           2,015,940
      500,000   Syracuse, NY, IDR RV, 5.13%, 10/15/02             508,130
                                                          ---------------
                                                                8,320,616
                                                          ---------------
NORTH CAROLINA (0.8%)
      700,000   North Carolina Municipal Power Agency
                  #1, Catawba Electric RV, 5.90%, 1/1/03          717,486
                                                          ---------------
OHIO (2.9%)
      230,000   Akron, OH, COP, Sports Facilities RV,
                  Municipal Baseball Stadium Project,
                  0.00% (6.50% effective yield), 12/1/07          217,707
    1,285,000   Akron, OH, COP, Sports Facilities RV,
                  Municipal Baseball Stadium Project,
                  0.00% (5.32% effective yield), 12/1/01        1,151,925
      460,000   Ohio State Building Authority RV, Toledo
                  Government Office Building, 10.13%,
                  10/1/06, P/R 4/1/03 @ 100                       532,197
      520,000   Ohio State, Building Authority RV,
                  Bigs-State Correctional Facility,
                  Series C, 9.75%, 10/1/05                        655,148
                                                          ---------------
                                                                2,556,977
                                                          ---------------
PENNSYLVANIA (9.0%)
      375,000   Delaware County, PA, University RV,
                  Villanova University, 9.63%, 8/1/02             407,126
    1,000,000   New Castle, PA, Area Hospital Authority,
                  Hospital RV, St. Francis Hospital,
                  Series A, 6.50%, 11/15/09                     1,032,200
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)

    1,250,000   Pennsylvania, EDA RV, Northwestern Human
                  Services, Series A, ACA insured,
                  4.88%, 6/1/08                           $     1,204,825
      265,000   Philadelphia, PA, Gas Works RV,
                  Thirteenth Series, 7.50%, 6/15/01               279,975
      385,000   Philadelphia, PA, IDR RV, Gallery II
                  Garage Project, 6.13%, 2/15/03                  391,202
    3,350,000   Washington County, PA, IDA, PCR Bonds,
                  West Pennsylvania Power Co., Series F,
                  MBIA insured, 4.95%, 3/1/03                   3,401,959
    1,000,000   Windber, PA, Area Authority Hospital RV,
                  Windber Hospital Project, FHA insured,
                  6.50%, 2/1/30, P/R 8/1/05 @ 102               1,122,930
                                                          ---------------
                                                                7,840,217
                                                          ---------------
SOUTH CAROLINA (3.0%)
    1,000,000   Charleston County, SC, Health Care RV,
                  Care Alliance Health Services, Series
                  A, FSA insured, 5.00%, 8/15/05                1,017,080
    1,000,000   Medical University of South Carolina,
                  Hospital Facilities RV, COP,
                  Harborview Office Tower Project,
                  7.38%, 1/1/04                                 1,071,180
      500,000   South Carolina Educational Television
                  Community COP RV, ETV Endowment of
                  South Carolina, Inc., FSA insured,
                  6.40%, 9/1/02                                   532,215
                                                          ---------------
                                                                2,620,475
                                                          ---------------
TENNESSEE (2.6%)
    2,000,000   Metropolitan Governments of Nashville &
                  Davidson County, TN, Health &
                  Educational Facilities RV, Meharry
                  Medical College Project, AMBAC
                  insured, ETM, 6.88%, 12/1/24, P/R
                  12/1/04 @ 102                                 2,259,080
                                                          ---------------
TEXAS (13.4%)
      355,000   De Soto, TX, Housing Finance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 6.13%, 2/1/05                         378,955
    1,580,000   Fort Bend, TX, Levee Improvement
                  District # 2, GO Bonds, MBIA insured,
                  0.00% (9.40% effective yield), 2/15/03        1,340,330
      525,000   Grand Prairie, TX, Health Facilities RV,
                  Dallas/Fort Worth Medical Center
                  Project, 6.00%, 11/1/99                         529,405
      535,000   Grape Creek-Pulliam, TX, ISD, EFA RV,
                  Public Facilities Corp., 6.20%,
                  5/15/02                                         545,834
      250,000   Harlandale, TX, ISD Public Facilites
                  Corp. Lease Revenue, Educational
                  Facilities RV, 5.20%, 10/15/06                  250,928
      375,000   Hereford, TX, ISD, Educational
                  Facilities RV, Public Facilities Corp.
                  School Lease Revenue, 4.70%, 8/15/04            375,795

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
TEXAS (continued)

      355,000   Hereford, TX, ISD, Educational
                  Facilities RV, Public Facilities Corp.
                  School Lease Revenue, 4.60%, 8/15/03    $       355,827
      750,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 6/1/14                   776,828
      250,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 6/1/14                   258,943
    1,160,000   Lyford, TX, Consolidated Independent SD,
                  Educational Facilities RV, 5.00%,
                  8/15/07                                       1,134,202
    3,100,000   Midland County, TX, Hospital District
                  RV, Capital Appreciation, AMBAC
                  insured, 0.00% (8.00% effective
                  yield), 6/1/07                                2,006,040
      280,000   San Antonio, TX, Certificate of
                  Obligation, Series 2000, 4.50%,
                  2/1/02, WI                                      279,524
      295,000   San Antonio, TX, Certificate of
                  Obligation, Series 2000, 4.50%,
                  2/1/03, WI                                      293,566
      305,000   San Antonio, TX, Certificate of
                  Obligation, Series 2000, 4.50%,
                  2/1/04, WI                                      302,401
      320,000   San Antonio, TX, Certificate of
                  Obligation, Series 2000, 4.50%,
                  2/1/05, WI                                      315,680
      335,000   San Antonio, TX, Certificate of
                  Obligation, Series 2000, 4.50%,
                  2/1/06, WI                                      327,975
      350,000   San Antonio, TX, Certificate of
                  Obligation, Series 2000, 4.50%,
                  2/1/07, WI                                      340,137
      370,000   San Antonio, TX, Certificate of
                  Obligation, Series 2000, 4.50%,
                  2/1/08, WI                                      356,528
      385,000   San Antonio, TX, Certificate of
                  Obligation, Series 2000, 4.50%,
                  2/1/09, WI                                      370,801
      660,000   San Antonio, TX, HEFA RV, University of
                  Texas at San Antonio, Phase I, 6.50%,
                  11/1/01                                         687,720
      420,000   Texas Water Resource Finance Authority
                  RV, AMBAC insured, 7.50%, 8/15/03               422,012
                                                          ---------------
                                                               11,649,431
                                                          ---------------
WASHINGTON (6.3%)
      125,000   Longview, WA, Housing Authority RV, MFHR
                  Bonds, Pooled Project Financing,
                  4.60%, 10/1/03                                  123,851
      125,000   Longview, WA, Housing Authority RV, MFHR
                  Bonds, Pooled Project Financing,
                  4.75%, 10/1/06                                  122,811
      125,000   Longview, WA, Housing Authority RV, MFHR
                  Bonds, Pooled Project Financing,
                  4.70%, 10/1/04                                  123,618
      125,000   Longview, WA, Housing Authority RV, MFHR
                  Bonds, Pooled Project Financing,
                  4.75%, 10/1/05                                  123,396
      850,000   Seattle, WA, MFHR Bonds, Market House
                  Elderly Housing, Series A, 6.20%,
                  2/1/04                                          867,561
    2,000,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV,
                  Ocean Ridge Apartments Project, Series
                  A, 5.25%, 7/1/02                              2,000,580
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
WASHINGTON (continued)

    1,000,000   Washington State Public Power Supply,
                  System Nuclear Project #2, Power RV,
                  AMBAC insured, 6.00%, 7/1/06            $     1,070,350
    1,000,000   Washington State Public Power Supply,
                  System Nuclear Project #2, Power RV,
                  FGIC insured, 6.50%, 7/1/05, P/R
                  7/1/01 @ 102                                  1,063,840
                                                          ---------------
                                                                5,496,007
                                                          ---------------
WISCONSIN (4.1%)
      500,000   Wisconsin Housing & EDA, Housing RV,
                  Series A, HUD insured, 6.20%, 11/1/01           516,025
    1,000,000   Wisconsin State, GO Bonds, Series 2,
                  5.00%, 5/1/06                                 1,018,180
    2,000,000   Wisconsin State, GO Bonds, Series C,
                  COLL by USG, 5.10%, 5/1/09, P/R 5/1/06
                  @ 100                                         2,052,660
                                                          ---------------
                                                                3,586,865
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $86,538,655)                       86,343,577
                                                          ---------------
SHORT-TERM HOLDINGS (0.6%)
      532,488   Norwest Municipal Money Market Fund
                  (cost $532,488)                                 532,488
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $87,071,143)             $    86,876,065
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                          TAX-FREE INCOME FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (98.4%)
ARIZONA (1.0%)
    3,000,000   Maricopa County, AZ, Union SD #48, GO
                  Bonds, School Improvements, 9.00%,
                  7/1/05                                  $     3,686,430
                                                          ---------------
CALIFORNIA (2.7%)
    1,885,000   Los Angeles, CA, Community Redevelopment
                  Agency Housing RV, Monterey Hills
                  Redevelopment Project, Series A,
                  8.20%, 12/1/13                                2,122,717
    7,000,000   Metropolitan Water District, Southern
                  California, Waterworks RV, Inverse
                  Regional RIBS, 7.96% V/R, 8/10/18
                  Floater,                                      7,813,750
                                                          ---------------
                                                                9,936,467
                                                          ---------------
COLORADO (8.4%)
    2,690,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                 2,860,573
    1,750,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority, 6.25%, 12/1/20        1,864,993
    2,000,000   Black Hawk, CO, Business Improvements
                  District, Special Assessment Bonds,
                  Series #98-1, 7.00%, 12/1/11                  2,020,200

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
COLORADO (continued)

    1,000,000   Colorado HFA, GO Bonds, Series A, 7.40%,
                  5/1/11                                  $     1,046,990
    1,320,000   Colorado HFA, SFM RV, Series A-2, 7.15%,
                  11/1/14                                       1,474,018
    1,705,000   Colorado HFA, SFM RV, Series B-2, 7.50%,
                  12/1/16                                       1,891,987
    2,020,000   Colorado HFA, SFM RV, Series C, 7.90%,
                  12/1/24                                       2,186,771
    1,665,000   Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24            1,777,038
    1,315,000   Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 6/1/25            1,401,277
    2,000,000   Denver, CO, City & County, Airport RV,
                  Series A, 5.00%, 11/15/25                     1,857,580
    5,200,000   Denver, CO, Urban Renewal Authority, Tax
                  Increment RV, remarketed 6/15/94,
                  9.13%, 9/1/17                                 5,991,700
    3,500,000   El Paso County, CO, GO Bonds, SD #11,
                  Colorado Springs, 7.10%, 12/1/17              4,246,584
      345,000   Logan County, CO, SFM RV, Series A,
                  8.50%, 11/1/11                                  364,841
      985,000   Northern Metropolitan District, CO, RV,
                  Adams County, 6.50%, 12/1/16                  1,034,368
      530,000   Vail, CO, SFM RV, Series 1992 A, 8.13%,
                  6/1/10                                          565,759
                                                          ---------------
                                                               30,584,679
                                                          ---------------
FLORIDA (1.9%)
    3,000,000   Lakeland, FL, Electric & Water RV, First
                  Lien, Series B, FSA insured, 6.05%,
                  10/1/14                                       3,280,920
    2,825,000   Palm Beach County, FL, Health Facilities
                  Authority RV, John F. Kennedy Memorial
                  Hospital, Inc., Project, COLL by U.S.
                  Government Securities, 9.50%, 8/1/13          3,709,621
                                                          ---------------
                                                                6,990,541
                                                          ---------------
GEORGIA (1.6%)
    3,650,000   Georgia Municipal Electric Authority
                  Power RV, Series BB, MBIA insured,
                  5.25%, 1/1/25                                 3,577,146
    1,000,000   Georgia State, Private Colleges &
                  Universities Authority RV, Mercer
                  University Project, Series A, 5.25%,
                  10/1/25                                         944,860
    1,500,000   Houston County, GA, Development
                  Authority, MFHR, Emerald Coast
                  Housing, Series A, 7.00%, 8/1/28              1,456,425
                                                          ---------------
                                                                5,978,431
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

HAWAII (2.0%)
    7,250,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Revenue,
                  Health Care RV, The Queens Health
                  Systems, Series A, 5.75%, 7/1/26        $     7,338,813
                                                          ---------------
IDAHO (0.1%)
      500,000   Pocatello, ID, IDA RV, Allocation Tax
                  Increment Bonds, Series B, 7.25%,
                  12/1/08                                         511,240
                                                          ---------------
ILLINOIS (8.5%)
   25,000,000   Illinois Development Finance Authority,
                  Retirement Housing RV, Regency Park,
                  Series A, remarketed 4/1/92, ETM,
                  0.00% (7.00% effective yield), 7/15/23        5,364,750
    1,770,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 7/1/20            2,079,608
      975,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 7/1/20            1,068,824
    4,940,000   Illinois Educational Facilities
                  Authority RV, Capital Appreciation,
                  refunded, ETM, 0.00% (5.95% effective
                  yield), 7/1/14                                1,931,144
    1,120,000   Illinois Health Facilities Authority,
                  Health Care RV, Edgewater Medical
                  Center, Series A, 9.25%, 7/1/24               1,368,875
    1,025,000   Lake County, IL, Community Unit SD #116,
                  Educational Facilities RV, Rund Lake,
                  7.60%, 2/1/13                                 1,231,117
    7,350,000   Regional Transportation Authority, IL,
                  Sales Tax RV, Series D, FGIC insured,
                  7.75%, 6/1/19                                 9,446,807
    8,000,000   Regional Transportation Authority, IL,
                  Transportation RV, FGIC insured,
                  6.00%, 6/1/23                                 8,679,600
                                                          ---------------
                                                               31,170,725
                                                          ---------------
INDIANA (0.8%)
    2,900,000   Indiana Transportation Financial
                  Authority Highway RV, Series A, AMBAC
                  insured, 5.25%, 6/1/15                        2,904,524
                                                          ---------------
KANSAS (2.1%)
    3,175,000   Kansas State, DOT, Highway RV, Series A,
                  7.25%, 9/1/08                                 3,712,845
    3,755,000   Sedgwick & Shawnee Counties, KS, SFM RV,
                  Mortgage Backed Securities, Series
                  A-2, Step Coupon, COLL by GNMA, 6.70%,
                  6/1/29                                        4,133,242
                                                          ---------------
                                                                7,846,087
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

LOUISIANA (1.5%)
    3,000,000   Louisiana Local Government Environmental
                  Facilities Community Development RV,
                  Cap Projects & Equipment Acquisition,
                  AMBAC insured, 4.50%, 12/1/18           $     2,675,880
    5,000,000   Rapides Parish, LA, Housing & Mortgage
                  Finance Authority, Capital
                  Appreciation RV, Series C, 0.00%
                  (7.45% effective yield), 7/10/14              1,790,800
    2,900,000   St. Bernard Parish, LA, Housing Mortgage
                  Agency, SFM RV, Series 1992 C, 0.00%
                  (7.65% effective yield), 7/10/14                955,231
                                                          ---------------
                                                                5,421,911
                                                          ---------------
MARYLAND (1.2%)
    4,520,000   Maryland State Economic Development
                  Corp. Student Housing RV, Collegiate
                  Housing-Courtyard-A Project, 5.75%,
                  6/1/31                                        4,425,984
                                                          ---------------
MASSACHUSETTS (5.1%)
    5,325,000   Massachusetts Bay Transportation
                  Authority, General Transportation
                  System RV, Series B, 6.20%, 3/1/16            5,885,030
    2,500,000   Massachusetts State College Building
                  Authority, Educational Facilities RV,
                  Series A, 7.50%, 5/1/14                       3,073,325
    2,500,000   Massachusetts State Industrial Finance
                  Agency, Nursing Home RV, FHA-
                  University Commons Nursing Home,
                  Series A, FHA insured, 6.65%, 8/1/38          2,803,500
    7,000,000   Massachusetts State Turnpike Authority,
                  Metropolitan Highway System RV, Series
                  A, MBIA insured, 5.00%, 1/1/37                6,380,010
      490,000   New Bedford, MA, IDA RV, Aerovox, Inc.
                  Project, Series 1982, 7.42%, 7/1/02             494,616
                                                          ---------------
                                                               18,636,481
                                                          ---------------
MICHIGAN (3.2%)
    1,500,000   Jenison, MI, Public Schools, GO Bonds,
                  FGIC insured, 5.25%, 5/1/14                   1,512,990
    6,030,000   Michigan State, Hospital Finance
                  Authority RV, Harper-Grace Hospitals,
                  ETM, 7.13%, 5/1/09                            6,705,420
    2,760,000   Wayland, MI, Unified SD, GO Bonds, FGIC
                  insured, 8.00%, 5/1/10                        3,428,886
                                                          ---------------
                                                               11,647,296
                                                          ---------------
MISSISSIPPI (1.6%)
    1,500,000   Mississippi Development Bank, Special
                  Obligation, Capital Projects &
                  Equipment Acquisition, Series A1,
                  5.88%, 7/1/24                                 1,579,080
    3,600,000   Mississippi Development Bank, Special
                  Obligation, Capital Projects &
                  Equipment Acquisition, Series B,
                  5.55%, 7/1/24                                 3,498,156
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MISSISSIPPI (continued)

    2,000,000   Mississippi Home Corp., Residual Capital
                  Appreciation RV, Series 1992 II, 0.00%
                  (7.38% effective yield), 4/15/12        $       798,520
                                                          ---------------
                                                                5,875,756
                                                          ---------------
NEBRASKA (0.3%)
    1,000,000   Nebraska Investment Finance Authority,
                  Hospital RV, Great Plains Regional
                  Medical Center Project, 5.45%,
                  11/15/17                                        984,090
                                                          ---------------
NEVADA (1.3%)
    5,000,000   Clark County, NV, EDA RV, Alexander
                  Dawson School NV Project, 5.50%,
                  5/15/29                                       4,750,550
                                                          ---------------
NEW HAMPSHIRE (0.2%)
      565,000   New Hampshire HEHFA RV, New London
                  Hospital Association Project, 7.00%,
                  6/1/00                                          573,119
                                                          ---------------
NEW JERSEY (0.5%)
    1,570,000   New Jersey Health Care Facilities,
                  Financing Authority RV, Englewood
                  Hospital & Medical Center, 6.50%,
                  7/1/09                                        1,691,110
                                                          ---------------
NEW MEXICO (4.0%)
    5,295,000   Bernalillo County, NM, Gross Receipts
                  Tax RV, Series B, 5.70%, 4/1/27               5,579,077
      815,000   Hobbs, NM, SFM RV, 8.75%, 7/1/11                  890,396
      985,000   New Mexico State Hospital Equipment Loan
                  Council, Hospital RV, New Medical
                  Center, Inc. Project, 4.85%, 6/1/08             953,500
    6,585,000   Santa Fe County, NM, Correctional
                  Systems RV, FSA insured, 6.00%, 2/1/27        7,193,191
                                                          ---------------
                                                               14,616,164
                                                          ---------------
NEW YORK (5.8%)
   10,000,000   Metropolitan Transportation Authority,
                  NY, Transportation Facilities RV,
                  Series A, MBIA insured, 5.63%, 7/1/25        10,152,800
    1,200,000   New York State Dorm Authority, Health
                  Care RV, Good Samaritan Hospital-
                  Suffern, 5.50%, 7/1/10                        1,228,356
    6,670,000   New York State, COP, Commercial General
                  Services Executive Department, 4.75%,
                  8/1/00                                        6,750,907
    1,480,000   New York, NY, GO Bonds, Series B-1,
                  7.30%, 8/15/10, P/R 8/15/04 @ 101             1,683,471
    1,340,000   New York, NY, GO Bonds, Series B-1,
                  7.38%, 8/15/13, P/R 8/15/04 @ 101             1,528,779
                                                          ---------------
                                                               21,344,313
                                                          ---------------
NORTH CAROLINA (0.4%)
    1,500,000   Cumberland County, NC, Hospital
                  Facilities RV, Cumberland County
                  Hospital Systems, Inc., 5.25%, 10/1/29        1,389,870
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

OHIO (0.3%)
    1,000,000   Pike County, OH, Hospital Facilities RV,
                  Pike Health Services, Inc. Project,
                  6.35%, 7/1/07                           $     1,038,900
                                                          ---------------
OKLAHOMA (0.4%)
    1,245,000   Tulsa, OK, IDA RV, University of Tulsa,
                  Series A, MBIA insured, 6.00%, 10/1/16        1,349,256
                                                          ---------------
OREGON (3.9%)
    1,000,000   Columbia County, OR, GO Bonds, SD #502,
                  FGIC insured, 0.00% (3.70% effective
                  yield), 6/1/01                                  924,710
    1,000,000   Columbia County, OR, GO Bonds, SD #502,
                  FGIC insured, 0.00% (4.00% effective
                  yield), 6/1/03                                  841,880
    5,000,000   Klamath Falls, OR, Electric RV, Lien-
                  Klamath Cogen, 6.00%, 1/1/25                  4,932,550
    5,810,000   Tri-County Metropolitan Transportation
                  District, OR, RV, Series One, Morgan
                  Guaranty Trust, LOC, 5.40%, 6/1/19            5,702,050
    2,000,000   Washington County, OR, Housing Authority
                  RV, Affordable Housing Pool, Series A,
                  6.13%, 7/1/29                                 1,947,820
                                                          ---------------
                                                               14,349,010
                                                          ---------------
PENNSYLVANIA (3.5%)
    1,600,000   Allentown, PA, Area Hospital Authority,
                  Health Care RV, Sacred Heart Hospital-
                  Allentown, Series A, ACA insured,
                  5.00%, 7/1/12                                 1,515,696
    4,230,000   Cumberland County, PA, Municipal
                  Authority RV, Carlisle Hospital &
                  Health, 6.80%, 11/15/23                       4,518,190
    6,000,000   Pennsylvania State Higher Education
                  Assistance Agency, Student Loan RV,
                  AMBAC insured, 8.46% V/R, 3/1/22              6,772,500
                                                          ---------------
                                                               12,806,386
                                                          ---------------
SOUTH CAROLINA (6.5%)
   10,625,000   Connector 2000 Association, Inc., SC,
                  Toll Road RV, Southern Connector
                  Project, Series A, 5.38%, 1/1/38              9,318,019
    8,000,000   Piedmont Municipal Power Agency, SC,
                  Electric RV, Series A, 5.25%, 1/1/21          7,325,600
    1,600,000   Piedmont Municipal Power Agency, SC,
                  Electric RV, Series A, MBIA insured,
                  5.25%, 1/1/12                                 1,610,944
    2,420,000   Piedmont, Municipal Power Agency, SC,
                  Electric RV, Series A, 6.60%, 1/1/21          2,424,622
    3,170,000   Piedmont, Municipal Power Agency, SC,
                  Electric RV, Series A, 6.55%, 1/1/16          3,176,213
                                                          ---------------
                                                               23,855,398
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

SOUTH DAKOTA (1.1%)
    3,500,000   South Dakota State, HEHFA RV, Huron
                  Regional Medical Center, 7.30%, 4/1/16  $     4,071,830
                                                          ---------------
TENNESSEE (1.0%)
   14,250,000   Metropolitan Governments of Nashville &
                  Davidson County, TN, Health &
                  Educational Facilities RV, Volunteer
                  Health Care, ETM, 0.00% (5.72%
                  effective yield), 6/1/21                      3,773,400
                                                          ---------------
TEXAS (14.2%)
      415,000   Baytown, TX, Housing Finance Corp., SFM
                  RV, Series 1992 A, 8.50%, 9/1/11                457,504
    1,855,000   Beaumont, TX, Housing Finance Corp. RV,
                  9.20%, 3/1/12                                 2,024,269
   10,500,000   Brazos River Authority, TX, Utilities
                  RV, Houston Industries, Inc. Project,
                  Series D, MBIA insured, 4.90%, 10/1/15        9,984,975
    2,965,000   Brazos River Authority, TX, Utilities
                  RV, Houston Light & Power Company
                  Project, AMBAC insured, 5.05%, 11/1/18        2,819,003
    2,840,000   Chapel Hill, TX, ISD Public Facilities
                  Corp., Lease RV, Educational
                  Facilities RV, 5.75%, 8/15/23                 2,711,604
    1,550,000   Corpus Christi, TX, HFA, Housing RV,
                  Series A, MBIA insured, 7.70%, 7/1/11         1,671,257
    2,395,000   De Soto, TX, Housing Finance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 7.00%, 2/1/25                       2,736,599
      210,000   El Paso, TX, Housing Finance Corp., SFM
                  RV, Series A, 8.75%, 10/1/11                    225,851
      285,000   Galveston County, TX, Property Finance
                  Authority, Inc., SFM RV Series A,
                  8.50%, 9/1/11                                   303,391
    1,300,000   Grape Creek-Pulliam, TX, ISD Public
                  Facilities Corp., GO Bonds, 7.25%,
                  5/15/21                                       1,437,501
    1,115,000   Harlandale, TX, ISD Public Facilites
                  Corp. Lease RV, Educational Facilities
                  RV, 5.50%, 10/15/12                           1,117,943
    2,245,000   Hereford, TX, ISD, Public Facilities
                  Corp., School Lease RV, 5.25%, 8/15/18        2,150,777
    9,750,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 6/1/14                10,098,758
    5,950,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 6/1/14                 6,162,832
    1,180,000   Port Arthur, TX, Housing Finance Corp.,
                  SFM RV, 8.70%, 3/1/12                         1,276,807
    4,180,000   San Antonio, TX, HEHFA RV, 7.13%,
                  11/1/15                                       4,493,458
    2,200,000   Texas State Department of Housing &
                  Community Affairs, SFM RV, Series A,
                  8.10%, 9/1/15                                 2,467,652
                                                          ---------------
                                                               52,140,181
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

UTAH (3.8%)
    2,450,000   Salt Lake County, UT, EFA RV,
                  Westminister College Project, 5.75%,
                  10/1/27                                 $     2,453,234
   12,500,000   Weber County, UT, Hospital RV, IHC
                  Health Services Inc., AMBAC insured,
                  5.00%, 8/15/30                               11,460,000
                                                          ---------------
                                                               13,913,234
                                                          ---------------
VIRGINIA (0.9%)
    3,000,000   Fairfax County, VA, Redevelopment &
                  Housing Authority, MFHR Bonds, Burke
                  Shire Commons, 7.60%, 10/1/36                 3,238,410
                                                          ---------------
WASHINGTON (8.3%)
    1,748,000   Kitsap County, WA, Housing Authority RV,
                  MFHR Bonds, Low Income Housing, COLL
                  by GNMA, 7.10%, 2/20/16                       2,033,239
    2,750,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #2, Series
                  A, 6.00%, 7/1/07                              2,932,353
    4,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1, Series
                  A, 6.00%, 7/1/07                              4,287,040
    3,500,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington, LOC,
                  5.70%, 1/1/24                                 3,515,085
    1,620,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington, LOC,
                  5.65%, 1/1/19                                 1,625,719
    4,000,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV,
                  Ocean Ridge Apartments Project, Series
                  A, 5.25%, 7/1/02                              4,001,160
    9,230,000   Washington State, University of
                  Washington, Education Lease RV, 4225
                  Roosevelt Project, Series A, 5.38%,
                  6/1/29                                        8,769,515
    3,000,000   Yakima County, WA, SD #007, GO Bonds,
                  MBIA insured, 6.75%, 12/1/06                  3,360,420
                                                          ---------------
                                                               30,524,531
                                                          ---------------
WISCONSIN (0.3%)
    1,100,000   Wisconsin State, HEFA RV, Mercy Hospital
                  of Janesville, Inc., 6.60%, 8/15/22           1,156,518
                                                          ---------------
TOTAL MUNICIPAL BONDS (COST $355,918,383)                     360,521,635
                                                          ---------------
SHORT-TERM HOLDINGS (1.6%)
    2,121,163   Norwest Municipal Money Market Fund             2,121,163
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

SHORT-TERM HOLDINGS (continued)

    3,599,998   US Bank BI, Series 1998 B, Class A,
                  4.50% V/R, 8/11/99                      $     3,599,998
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $5,721,161)                     5,721,161
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $361,639,544)            $   366,242,796
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         COLORADO TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (96.5%)
AIRPORT REVENUE (3.9%)
    1,500,000   Denver, CO, City & County, Airport RV,
                  Series A, 5.00%, 11/15/25               $     1,393,185
    1,500,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.50%,
                  11/15/25                                      1,501,530
    1,000,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.60%,
                  11/15/20                                      1,015,620
                                                          ---------------
                                                                3,910,335
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (5.1%)
    1,315,000   Eagle County, CO, COP, MBIA insured,
                  5.40%, 12/1/18                                1,318,787
      100,000   Garfield County, CO, Roaring Fork SD,
                  COP, Lease Purchase Declaration Trust,
                  5.50%, 6/15/18                                   97,697
    1,525,000   Teller County, CO, COP, 5.75%, 12/1/18          1,557,040
    2,000,000   Teller County, CO, COP, Bank N.A., LOC,
                  5.88%, 12/1/24                                2,049,220
                                                          ---------------
                                                                5,022,744
                                                          ---------------
EDUCATION FACILITIES REVENUE (2.8%)
    2,000,000   Colorado Educational & Cultural
                  Facilities, RV, Alexander Dawson
                  School, 5.30%, 2/15/29                        1,903,880
    1,385,000   Colorado School of Mines, Auxiliary
                  Facilities RV, Capital Appreciation-
                  Enterprise, MBIA insured, 0.00% (5.29%
                  effective yield), 12/1/19                       444,848
    1,385,000   Colorado School of Mines, Auxiliary
                  Facilities RV, Capital Appreciation-
                  Enterprise, MBIA insured, 0.00% (5.31%
                  effective yield), 12/1/20                       419,031
                                                          ---------------
                                                                2,767,759
                                                          ---------------
ESCROWED IN TREASURIES (4.6%)
   20,000,000   Dawson Ridge Metropolitan District No.1,
                  CO, GO Bonds, Series B, ETM, 0.00%
                  (6.10% effective yield), 10/1/22              4,514,200
                                                          ---------------
GENERAL OBLIGATION (20.9%)
    1,560,000   Aurora Centretech Metropolitan District,
                  CO, GO Bonds, Series C, Banque
                  Nationale de Paris, LOC, 4.88%,
                  12/1/28                                       1,517,162

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

      850,000   Boulder, Larimer & Weld Counties, CO,
                  St. Vrain Valley School District
                  RE-1J, GO Bonds, FGIC insured, 5.00%,
                  12/15/22                                $       807,763
      500,000   Centennial 25 Metropolitan District, CO,
                  GO Bonds, Arapahoe County, 6.38%,
                  12/1/16                                         540,060
      390,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 5.60%, 12/1/12              406,474
      500,000   Denver, CO, City & County SD #1, GO
                  Bonds, Series A, 6.50%, 6/1/10                  561,825
    2,000,000   Eagle, Garfield & Routt Counties, CO, SD
                  #50J, GO Bonds, FGIC insured, 4.80%,
                  12/1/18                                       1,859,600
      115,000   El Paso County, CO, GO Bonds, SD #11,
                  Colorado Springs, 6.50%, 12/1/10                128,747
    2,500,000   El Paso County, CO, GO Bonds, SD #11,
                  Colorado Springs, 7.10%, 12/1/17              3,033,275
    1,060,000   El Paso County, CO, GO Bonds, SD #3,
                  Widefield, MBIA insured, 0.00% (4.65%
                  effective yield), 12/15/08                      654,084
    1,100,000   Highlands Ranch, CO, Metropolitan
                  District #2, GO Bonds, FSA insured,
                  6.50%, 6/15/12                                1,243,022
    1,000,000   Highlands Ranch, CO, Metropolitan
                  District #2, UTGO Bonds, FSA insured,
                  6.50%, 6/15/11                                1,125,590
    1,390,000   Highlands Ranch, CO, Metropolitan
                  District #3, UTGO Bonds, ACA insured,
                  5.13%, 12/1/12                                1,363,521
      350,000   Highlands Ranch, CO, Metropolitan
                  District #4, UTGO Bonds, Series A,
                  6.10%, 12/1/11                                  366,405
      800,000   Highlands Ranch, CO, Metropolitan
                  District #4, UTGO Bonds, Series A,
                  6.30%, 12/1/17                                  845,440
    2,000,000   Jefferson County, CO, SD #R-001, GO
                  Bonds, MBIA insured, 6.25%, 12/15/08          2,198,400
    1,500,000   Jefferson County, CO, SD #R-001, GO
                  Bonds, Series A, FGIC insured, 5.13%,
                  12/15/15                                      1,473,795
    2,500,000   Metex Metropolitan District, CO, GO
                  Bonds, Series A, 5.80%, 12/1/16               2,623,075
                                                          ---------------
                                                               20,748,238
                                                          ---------------
HEALTH CARE REVENUE (11.6%)
    1,000,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.60%, 12/1/27                                  967,530
      705,000   Colorado Health Facilities Authority RV,
                  National Jewish Medical & Research,
                  Series B, 5.25%, 1/1/18                         653,817
    1,000,000   Colorado Health Facilities Authority RV,
                  Catholic Health Initiatives, Series A,
                  5.00%, 12/1/18                                  936,780
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

    1,000,000   Colorado Health Facilities Authority RV,
                  National Jewish Medical & Research
                  Center, 5.38%, 1/1/28                   $       925,390
    2,500,000   Colorado Health Facilities Authority RV,
                  Parkview Medical Center Inc. Project,
                  5.30%, 9/1/25                                 2,310,425
    1,250,000   Colorado Health Facilities Authority RV,
                  Sisters of Charity, Series A, AMBAC
                  insured, 6.25%, 5/15/11                       1,389,163
    1,250,000   Colorado Health Facilities Authority RV,
                  Steamboat Springs Health Project,
                  5.70%, 9/15/23                                1,200,775
    1,500,000   Colorado Health Facilities Authority RV,
                  Steamboat Springs Health, 5.75%,
                  9/15/22                                       1,436,910
      220,000   Colorado Health Facilities Authority RV,
                  Weld County, General Hospital Project,
                  ETM, 9.38%, 7/1/09                              269,588
    1,000,000   Denver, CO, Health & Hospital RV, Series
                  A, 5.38%, 12/1/28                               920,530
      500,000   LA Junta, CO, Hospital RV, Ark Valley
                  Regional Medical Center Project,
                  6.00%, 4/1/19                                   494,250
                                                          ---------------
                                                               11,505,158
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (2.1%)
    2,000,000   Fort Collins, CO, PCR Bonds, Anheuser
                  Busch Project, 6.00%, 9/1/31                  2,064,260
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (2.9%)
      300,000   Aurora, CO, Housing Authority Finance
                  Corp., MFHR Bonds, Mountainview Place,
                  FHA insured, 7.13%, 9/1/22                      317,076
    1,000,000   Boulder County, CO, MFHR Bonds, Thistle
                  Community Housing, 6.38%, 6/1/29                984,830
    1,500,000   San Miguel County, CO, HFA, MFHR Bonds,
                  Telluride Village Apartments Project,
                  6.40%, 7/1/23                                 1,591,560
                                                          ---------------
                                                                2,893,466
                                                          ---------------
OTHER REVENUE (13.2%)
    1,000,000   Black Hawk, CO, Business Improvements
                  District, Special Assessment Bonds,
                  Series #98-1, 7.00%, 12/1/11                  1,010,100
    1,470,000   Black Hawk, CO, Business Improvements
                  District, Special Assignment RV,
                  District #97-1, 6.00%, 12/1/09                1,480,584
      140,000   Blackhawk, CO, Device Tax RV, 5.60%,
                  12/1/04                                         144,299
      145,000   Blackhawk, CO, Device Tax RV, 5.70%,
                  12/1/05                                         150,010
    3,000,000   Denver, CO, City & County RV, Helen G.
                  Bonfils Foundation Project, Series B,
                  5.13%, 12/1/17                                2,878,980
    4,075,000   Ironwood Trust II, Series 1998-A, Class
                  A, 4.90%, 1/1/04                              4,072,718

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
OTHER REVENUE (continued)

    1,210,000   Montrose County, CO, COP, Series A,
                  6.40%, 12/1/12                          $     1,305,094
      980,000   Northern Metropolitan District, CO, RV,
                  Adams County, 6.50%, 12/1/16                  1,029,118
      335,000   Pueblo, CO, COP, Public Parking-Lease,
                  Purchase & Sublease, 6.90%, 7/1/15              364,654
      600,000   Summit County, CO, Sports Facilities RV,
                  Keystone Resorts Management Project,
                  GTD by Ralston Purina Corp., 7.38%,
                  9/1/10                                          698,082
                                                          ---------------
                                                               13,133,639
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (18.6%)
      705,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                   749,704
    5,890,000   Colorado HFA, SFM RV, Series B-2, 7.45%,
                  11/1/27                                       6,559,811
      270,000   Colorado HFA, SFM RV, Series B-2, 7.50%,
                  12/1/16                                         299,611
    1,750,000   Colorado HFA, SFM RV, Series B-3, 6.55%,
                  5/1/25                                        1,927,975
    2,005,000   Colorado HFA, SFM RV, Series C-2, 7.45%,
                  6/1/17                                        2,135,024
      765,000   Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24              816,477
    1,315,000   Colorado HFA, SFM RV, Series D-2, 7.10%,
                  6/1/14                                        1,464,805
    1,405,000   Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 6/1/25            1,497,182
    2,000,000   Colorado HFA, SFH Bonds, SF Program,
                  Series B-2, 6.80%, 10/1/30                    2,202,180
    1,990,000   Larimer County, CO, SFM RV, Capital
                  Accumulator A, remarketed 2/15/94,
                  ETM, 0.00% (5.50% effective yield),
                  8/1/15                                          831,382
                                                          ---------------
                                                               18,484,151
                                                          ---------------
TOLL ROAD REVENUE (3.5%)
    1,490,000   Arapahoe County, CO, Capital
                  Improvements & Transportation Highway
                  RV, Series E- 470, MBIA insured,
                  remarketed 8/31/95, 6.15%, 8/31/26            1,607,263
    1,000,000   E-470 Public Highway Authority RV, MBIA
                  insured, 5.00%, 9/1/21                          943,040
    1,000,000   E-470 Public Highway Authority RV,
                  Series A, MBIA insured, 5.00%, 9/1/26           933,160
                                                          ---------------
                                                                3,483,463
                                                          ---------------
WATER & SEWER REVENUE (7.3%)
    1,250,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority, 6.25%, 12/1/20        1,332,138
    1,500,000   Colorado Springs, CO, Utilities RV,
                  Series A, 5.38%, 11/15/26                     1,487,160
    1,810,000   Colorado Water Reserve & Power
                  Development Authority, Drinking Water
                  RV, Series A, 4.88%, 9/1/17                   1,709,744
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
WATER & SEWER REVENUE (continued)

      500,000   E-470 Business Metropolitan District,
                  CO, Water & Sewer RV, U.S. Bank N.A.,
                  LOC, 5.13%, 12/1/17                     $       477,045
    1,600,000   E-470 Business Metropolitan District,
                  CO, Water & Sewer RV, U.S. Bank N.A.,
                  LOC, 5.30%, 12/1/18                           1,556,640
      725,000   Johnstown, CO, Water Activity RV, 5.50%,
                  12/1/18                                         708,064
                                                          ---------------
                                                                7,270,791
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $95,159,825)                       95,798,204
                                                          ---------------
SHORT-TERM HOLDINGS (3.5%)
    1,715,000   Ironwood Trust II, Series 1998-A, Class
                  A, 3.79% V/R, 1/1/00                          1,715,000
    1,705,370   Norwest Municipal Money Market Fund             1,705,370
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $3,420,370)                     3,420,370
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $98,580,195)             $    99,218,574
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                  MINNESOTA INTERMEDIATE TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (98.9%)
AIRPORT REVENUE (0.9%)
    2,075,000   Minneapolis & St. Paul, MN, Airport RV,
                  Series A, AMBAC insured, 5.00%, 1/1/19  $     1,991,357
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (3.6%)
      440,000   Chaska, MN, EDA School Facilities Lease,
                  GO Bonds, ISD #112, Series A, 5.13%,
                  12/1/09                                         440,334
      450,000   Chaska, MN, EDA School Facilities Lease,
                  GO Bonds, ISD #112, Series A, 5.13%,
                  12/1/10                                         448,826
      520,000   Chaska, MN, EDA, School Facilities Lease
                  RV, 5.30%, 12/1/13                              517,644
      165,000   Eden Prairie, MN, HRA, Lease RV,
                  Community Center Project, Series A,
                  6.15%, 8/1/08                                   169,858
    1,080,000   Hennepin County, MN, Lease RV, COP,
                  4.55%, 11/15/06                               1,069,750
    1,080,000   Lino Lakes, MN, EDA, Lease RV, Series A,
                  5.25%, 2/1/16                                 1,041,142
    1,000,000   Minneapolis, MN, Special SD, COP, 5.60%,
                  2/1/02                                        1,006,720
      400,000   Minneapolis, MN, Special SD, COP, 5.80%,
                  2/1/04                                          402,508
      185,000   Savage, MN, EDA RV, Lease RV, 5.30%,
                  2/1/12                                          184,001
      195,000   Savage, MN, EDA RV, Lease RV, 5.35%,
                  2/1/13                                          193,781
    1,000,000   St. Cloud, MN, Law Enforcement Center
                  RV, 6.20%, 2/1/05                             1,027,970

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (continued)

      245,000   St. Paul, MN, ISD #625, COP, Series B,
                  6.25%, 2/1/08                           $       257,774
      260,000   St. Paul, MN, ISD #625, COP, Series B,
                  6.30%, 2/1/09                                   273,980
      170,000   St. Paul, MN, ISD #625, COP, Series B,
                  5.70%, 2/1/02                                   175,360
      230,000   St. Paul, MN, ISD #625, COP, Series B,
                  6.20%, 2/1/07                                   241,229
      215,000   St. Paul, MN, ISD #625, COP, Series B,
                  6.10%, 2/1/06                                   224,795
      195,000   St. Paul, MN, ISD #625, COP, Series B,
                  5.90%, 2/1/04                                   202,977
                                                          ---------------
                                                                7,878,649
                                                          ---------------
EDUCATION FACILITIES REVENUE (8.7%)
    1,000,000   Hopkins, MN, Educational Facilities RV,
                  Blake School Project, 5.35%, 9/1/17             982,260
    1,500,000   Minnesota State HEFA RV, Carleton
                  College, Series 4N, 5.00%, 11/1/18            1,437,990
    2,200,000   Minnesota State HEFA RV, College at St.
                  Benedict, Series 4T, 5.13%, 3/1/13            2,116,158
      365,000   Minnesota State HEFA RV, Northwestern
                  College of Chiro, Series 4Z, 4.50%,
                  10/1/05                                         359,700
      420,000   Minnesota State HEFA RV, Northwestern
                  College of Chiro, Series 4Z, 4.75%,
                  10/1/08                                         407,425
      400,000   Minnesota State HEFA RV, Northwestern
                  College of Chiro, Series 4Z, 4.63%,
                  10/1/07                                         389,664
      150,000   Minnesota State HEFA RV, St. Mary's
                  College, Series 3Q, 5.70%, 10/1/03              156,207
      280,000   Minnesota State HEFA RV, St. Mary's
                  College, Series 3Q, 5.80%, 10/1/04              293,636
      295,000   Minnesota State HEFA RV, St. Mary's
                  College, Series 3Q, 5.90%, 10/1/05              309,284
      340,000   Minnesota State HEFA RV, St. Mary's
                  College, Series 3Q, 6.00%, 10/1/08              348,769
      485,000   Minnesota State HEFA RV, University of
                  St. Thomas, Series 3I, 6.00%, 10/1/99           488,080
      400,000   Northfield, MN, Educational Facilites
                  RV, St. Olaf College Project, 6.05%,
                  10/1/04                                         423,956
    3,750,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/21        3,859,087
    1,000,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.75%, 7/1/11        1,058,270
    1,000,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.75%, 7/1/18        1,060,280
    2,000,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/08        2,088,740
    2,795,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.75%, 7/1/17        2,964,880
                                                          ---------------
                                                               18,744,386
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

ELECTRIC REVENUE (11.1%)
      260,000   New Prague, MN, Electric RV, 7.00%,
                  10/1/05                                 $       262,070
    3,000,000   Northern Minnesota Municipal Power
                  Agency, Electric RV, FSA insured,
                  5.50%, 1/1/08                                 3,122,879
    2,000,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 5.50%, 1/1/18                  2,013,660
      160,000   Puerto Rico, Electric Power Authority
                  RV, Series N, COLL by USG, 7.00%,
                  7/1/07, P/R 7/1/99 @ 101.50                     162,416
      115,000   Puerto Rico, Electric Power Authority
                  RV, Series N, Unrefunded Balance,
                  7.00%,7/1/07                                    116,735
    1,000,000   Puerto Rico, Electric Power Authority
                  RV, Series S, 6.13%, 7/1/08                   1,098,620
    2,500,000   Puerto Rico, Electric Power Authority
                  RV, Series X, 5.50%, 7/1/25                   2,504,425
    2,155,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, AMBAC-TCRS insured, 5.00%, 1/1/09          2,162,715
   10,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (6.70%
                  effective yield), 1/1/24                      2,575,301
    4,790,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Capital Appreciation, Series A, MBIA
                  insured, 0.00% (6.66% effective
                  yield), 1/1/20                                1,552,918
    2,830,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, AMBAC-TCRS insured, 5.00%, 1/1/10          2,830,764
      545,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Refunded Balance, Series A, 5.50%,
                  1/1/03                                          565,786
    1,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Unrefunded Balance, Series B, 5.80%,
                  1/1/07                                        1,049,090
    1,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, 5.00%, 1/1/12                                974,160
      955,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Unrefunded Balance, Series A, 5.50%,
                  1/1/03                                          983,287
    2,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, MBIA
                  insured, 0.00% (6.67% effective
                  yield), 1/1/21                                  611,180

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ELECTRIC REVENUE (continued)

    1,430,000   Western Minnesota Municipal Power
                  Agency, Power RV, Series A, 6.13%,
                  1/1/16                                  $     1,432,703
                                                          ---------------
                                                               24,018,709
                                                          ---------------
ESCROWED IN TREASURIES (25.5%)
      500,000   Alexandria, MN, ISD #206, GO Bonds,
                  Series A, 6.00%, 2/1/04, C/O 2/1/03 @
                  100                                             525,355
      250,000   Alexandria, MN, ISD #206, GO Bonds,
                  Series A, 6.15%, 2/1/06, C/O 2/1/03 @
                  100                                             263,908
      250,000   Alexandria, MN, ISD #206, GO Bonds,
                  Series A, 6.20%, 2/1/07, C/O 2/1/03 @
                  100                                             264,318
    1,025,000   Anoka-Hennepin, MN, ISD #11, GO Bonds,
                  Series 1991 A, FSA insured, 6.75%,
                  2/1/09, 2/1/00 @ 100                          1,044,455
    1,100,000   Anoka-Hennepin, MN, ISD #11, GO Bonds,
                  Series 1991 A, FSA insured, 6.75%,
                  2/1/10, 2/1/00 @ 100                          1,120,878
    1,500,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, Series 1991 A,
                  7.00%, 9/1/11, P/R 9/1/01 @ 102               1,615,305
      160,000   Blaine, MN, IDR Bonds, Ball Corp.
                  Project, ETM USG, 7.13%, 12/1/04                179,218
      290,000   Bloomington, MN, Tax Increment, GO
                  Bonds, 9.75%, 2/1/08, P/R 2/1/05 @ 100          362,491
      640,000   Centennial, MN, ISD #12, GO Bonds,
                  Series A, FSA insured, 7.15%, 2/1/10,
                  P/R 2/1/00 @ 100                                654,106
    1,250,000   Chaska, MN, ISD #112, GO Bonds, Series
                  B, 5.75%, 2/1/07, C/O 2/1/00 @ 100            1,318,838
    1,000,000   Chaska, MN, ISD #112, GO Bonds, Series
                  B, 5.75%, 2/1/09, C/O 2/1/00 @ 100            1,056,520
    1,190,000   Detroit Lakes, MN, Health Care
                  Facilities RV, Benedictine Health
                  Systems, St. Mary, Series G, Connie
                  Lee insured, 6.00%, 2/15/12                   1,272,586
      205,000   Duluth, MN, GO Bonds, COLL by USG,
                  6.10%, 8/1/02, P/R 8/1/00 @ 100                 210,541
      210,000   Duluth, MN, GO Bonds, COLL by USG,
                  6.20%, 8/1/03, P/R 8/1/00 @ 100                 215,897
      215,000   Duluth, MN, GO Bonds, COLL by USG,
                  6.30%, 8/1/04, P/R 8/1/00 @ 100                 221,265
    1,250,000   Edina, MN, Hospital System RV, Fairview
                  Hospital, Series A, ETM, 7.13%,
                  7/1/06, P/R 7/1/99 @ 102                      1,275,125
      260,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.15%, 5/15/02, P/R 11/15/01
                  @ 100                                           272,262
      310,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.25%, 11/15/03, P/R
                  11/15/01 @ 100                                  325,314
      300,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.45%, 11/15/05, P/R
                  11/15/01 @ 100                                  316,164
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      135,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.45%, 5/15/05, P/R 11/15/01
                  @ 100                                   $       142,274
      145,000   Hennepin County, MN, Lease RV, COP,
                  Series A, 6.55%, 5/15/06                        153,137
      150,000   Hennepin County, MN, Lease RV, COP,
                  Series A, ETM, 5.85%, 11/15/99                  151,383
    1,700,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel St. Joseph's Hospital, Series
                  A, 6.30%, 8/1/22, P/R 8/1/02 @ 102            1,830,356
       60,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel St. Joseph's Hospital, Series
                  C, 6.15%, 8/1/06, P/R 8/1/02 @ 102               64,253
       50,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel St. Joseph's Hospital, Series
                  C, 6.10%, 8/1/05, P/R 8/1/02 @ 102               53,473
    1,100,000   Mankato, MN, ISD #77, GO Bonds, Series
                  A, FSA insured, 6.35%, 2/1/13, C/O
                  2/1/02 @ 100                                  1,154,307
      300,000   Mankato, MN, Nursing Home RV, Mankato
                  Lutheran Home Project, Series A, COLL
                  by USG, 8.00%, 10/1/11, P/R 10/1/01 @
                  102                                             329,523
      500,000   Metropolitan Council, MN, GO Bonds,
                  Minneapolis-St. Paul Metropolitan
                  Area, 7.10%, 12/1/02, C/O 12/1/99 @
                  100                                             507,630
      805,000   Minneapolis & St. Paul, MN, HRA Health
                  Care System, HealthOne Obligated Group
                  Project, Series A, MBIA insured,
                  7.40%, 8/15/11, P/R 8/15/00 @ 102               853,751
      550,000   Minneapolis & St. Paul, MN, HRA Health
                  Care System, HealthOne Obligated Group
                  Project, Series A, MBIA insured,
                  7.38%, 8/15/02                                  583,154
      155,000   Minneapolis, MN, GO Bonds, 7.10%,
                  12/1/01, P/R 12/1/99 @ 100                      157,434
      165,000   Minneapolis, MN, GO Bonds, 7.10%,
                  12/1/02, P/R 12/1/99 @ 100                      167,591
      540,000   Minneapolis, MN, Hospital Facilities RV,
                  Abbott Northwestern Hospital Inc.,
                  COLL by USG, ETM, 6.50%, 12/1/06                576,616
    1,500,000   Minneapolis, MN, Hospital Facilities RV,
                  Life Span Inc., AMBAC insured, COLL by
                  USG, 7.00%, 12/1/14, P/R 12/1/99 @ 102        1,552,260
       10,000   Minneapolis, MN, Hospital Facilities RV,
                  Metropolitan Medical Center, COLL by
                  USG, ETM, 8.88%, 4/1/00                          10,401
      575,000   Minneapolis, MN, Hospital RV,
                  Minneapolis Children's Medical Center
                  Project, Series C, COLL by USG, 7.10%,
                  12/1/02, P/R 6/1/01 @ 102                       617,694

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      450,000   Minneapolis, MN, Hospital RV,
                  Minneapolis Children's Medical Center
                  Project, Series C, COLL by USG, 7.00%,
                  12/1/01, P/R 6/1/01 @ 102               $       482,661
    1,010,000   Minneapolis, MN, Special SD #1, UTGO
                  Bonds, 5.75%, 2/1/09, P/R 2/1/03 @ 100        1,055,824
      525,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, GTD by USG,
                  7.10%, 3/1/12, P/R 3/1/00 @ 102                 548,247
    1,960,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.50%,
                  3/1/14, P/R 3/1/02 @ 100                      2,108,588
      750,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.25%,
                  3/1/15, P/R 3/1/05 @ 100                        814,005
      190,000   Minnesota State HEFA RV, Hamline
                  University, Series 3A, COLL by USG,
                  7.00%, 10/1/04, P/R 10/1/00 @ 100               197,518
      205,000   Minnesota State HEFA RV, Hamline
                  University, Series 3A, COLL by USG,
                  7.00%, 10/1/05, P/R 10/1/00 @ 100               213,112
      220,000   Minnesota State HEFA RV, Hamline
                  University, Series 3A, COLL by USG,
                  7.00%, 10/1/06, P/R 10/1/00 @ 100               228,705
      235,000   Minnesota State HEFA RV, Hamline
                  University, Series 3A, COLL by USG,
                  7.00%, 10/1/07, P/R 10/1/00 @ 100               244,299
      240,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  6.50%, 6/1/04, P/R 6/1/02 @ 100                 254,095
      250,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  6.60%, 6/1/07, P/R 6/1/02 @ 100                 265,360
      135,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  ETM, 6.20%, 6/1/01                              140,196
      130,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  ETM, 6.30%, 6/1/02                              137,111
      110,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  ETM, 6.10%, 6/1/00                              112,580
      270,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  6.40%, 6/1/03, P/R 6/1/02 @ 100                 285,123
      430,000   Minnesota State HEFA RV, Macalester
                  College, Series 3J, 6.10%, 3/1/05               450,047
    1,250,000   Minnesota State HEFA RV, Series 2X,
                  Northwestern College of Chiro, 8.50%,
                  10/1/05, P/R 10/1/99 @ 100                    1,265,525
    1,000,000   Minnetonka, MN, ISD #276, GO Bonds,
                  Series A, 6.30%, 2/1/04, P/R 2/1/02 @
                  100                                           1,050,210
      250,000   Moorhead, MN, EDA, MFHR Bonds, Eventide
                  Lutheran Home Project, Series A,
                  8.00%, 9/1/11, P/R 9/1/00 @ 102                 266,813
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      500,000   Moorhead, MN, Public Utilities RV,
                  Series A, MBIA insured, 5.75%,
                  11/1/03, C/O 11/1/02 @ 100              $       521,410
    1,865,000   Moorhead, MN, Residential Mortgage RV,
                  7.10%, 8/1/11                                 2,101,872
      300,000   Olmsted County, MN, HRA RV, COLL by USG,
                  7.00%, 2/1/08, P/R 2/1/01 @ 100                 313,788
      105,000   Olmsted County, MN, HRA RV, COLL by USG,
                  7.00%, 2/1/06, P/R 2/1/01 @ 100                 109,826
      290,000   Olmsted County, MN, HRA RV, COLL by USG,
                  7.00%, 2/1/07, P/R 2/1/01 @ 100                 303,328
      500,000   Puerto Rico Commonwealth, GO Bonds, FGIC
                  insured, 7.10%, 7/1/02, P/R 7/1/01 @
                  102                                             527,840
    2,750,000   Rochester, MN, Health Care Facilites RV,
                  Mayo Foundation/ Mayo Medical Center,
                  Series A, 8.30%, 11/15/07, P/R
                  11/15/99 @ 100                                2,798,509
    2,000,000   St. Cloud, MN, GO Bonds, Inverse
                  Floaters, 8.75% V/R, 8/1/13, C/O
                  2/1/02 @ 100                                  2,140,000
    1,000,000   St. Louis Park, MN, ISD #283, GO Bonds,
                  Series B, 5.90%, 2/1/03, C/O 2/1/01 @
                  100                                           1,027,280
    2,595,000   St. Paul, MN, HRA, District Cooling RV,
                  Series C, 8.00%, 3/1/12, C/O 9/1/01 @
                  102                                           2,842,640
      250,000   St. Paul, MN, HRA, Health Care RV,
                  Children's Hospital St. Paul, 7.15%,
                  12/1/05, P/R 12/1/99 @ 102                      258,850
      600,000   St. Paul, MN, ISD #625, GO Bonds, Series
                  B, 6.10%, 2/1/03, P/R 2/1/01 @ 100              618,894
      625,000   St. Paul, MN, ISD #625, GO Bonds, Series
                  B, 6.20%, 2/1/04, P/R 2/1/01 @ 100              645,631
      250,000   Waconia, MN, ISD #110, GO Bonds, FGIC
                  insured, 6.20%, 2/1/06                          253,955
    1,000,000   Washington County, MN, HRA, Jail
                  Facilities RV, 7.00%, 2/1/06, P/R
                  2/1/02 @ 100                                  1,068,450
      940,000   Washington County, MN, HRA, Jail
                  Facilities RV, 7.00%, 2/1/07, P/R
                  2/1/02 @ 100                                  1,004,343
      465,000   Washington County, MN, HRA, Lease RV,
                  ISD #833, South Washington, 7.00%,
                  12/1/06, P/R 12/1/02 @ 100                      504,739
      435,000   Washington County, MN, HRA, Lease RV,
                  ISD #833, South Washington, 7.00%,
                  12/1/05, P/R 12/1/02 @ 100                      472,175
      360,000   Washington County, MN, HRA, Lease RV,
                  ISD #833, South Washington, 6.60%,
                  12/1/02                                         386,230
      380,000   Washington County, MN, HRA, Lease RV,
                  ISD #833, South Washington, 6.75%,
                  12/1/03, P/R 12/1/02 @ 100                      409,484
      410,000   Washington County, MN, HRA, Lease RV,
                  ISD #833, South Washington, 6.90%,
                  12/1/04, P/R 12/1/02 @ 100                      443,747

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

    1,000,000   Wayzata, MN, ISD #284, GO Bonds, Series
                  B, 5.85%, 2/1/10                        $     1,051,780
    1,000,000   West St. Paul, MN, ISD #197, GO Bonds,
                  Capital Appreciation School Building
                  Project, MBIA insured, 0.00% (5.60%
                  effective yield), 2/1/06, C/O 2/1/05 @
                  94.626                                          725,600
    2,755,000   Western Minnesota, Municipal Power
                  Agency RV, Power RV, Series 1977A,
                  ETM, 6.38%, 1/1/16                            3,027,140
                                                          ---------------
                                                               55,097,313
                                                          ---------------
GENERAL OBLIGATION (13.9%)
    1,000,000   Alexandria, MN, ISD #206, GO Bonds,
                  Series A, 5.38%, 2/1/13                       1,017,840
    1,000,000   Chaska, MN, Go Bonds, Tax Increment,
                  AMBAC insured, 4.15%, 12/1/09                   930,430
      255,000   Coon Rapids, MN, GO Bonds, Special
                  Assessment, Series B, 5.80%, 2/1/04             265,641
    2,325,000   Dakota County, MN, GO Bonds, Series B,
                  AMBAC insured, 6.00%, 2/1/02                  2,357,758
      400,000   Dakota County, MN, GO Bonds, Series B,
                  AMBAC insured, 6.20%, 2/1/04                    406,092
    1,040,000   Maple Grove, MN, GO Bonds, Series A,
                  5.20%, 2/1/13                                 1,043,380
    3,250,000   Metropolitan Council, MN, GO Bonds,
                  Minneapolis-St. Paul Metropolitan
                  Area, Series A, 6.00%, 12/1/02                3,383,510
    2,815,000   Minneapolis, MN, GO Bonds, Sales Tax
                  Revenue, 6.05%, 4/1/04                        2,990,711
    1,195,000   Minneapolis, MN, GO Bonds, Series D,
                  5.00%, 12/1/15                                1,172,008
    1,775,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.00%, 4/1/12                        1,769,072
    1,750,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.13%, 10/1/20                       1,712,165
    1,000,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.20%, 10/1/24                         984,030
    1,580,000   Minnetonka, MN, ISD #276, GO Bonds,
                  Series A, 6.10%, 2/1/02                       1,652,649
    1,400,000   Minnetonka, MN, ISD #276, GO Bonds,
                  Series B, 5.65%, 2/1/10                       1,464,918
    1,000,000   Ramsey County, MN, GO Bonds, Capital
                  Improvements, Series A, 6.25%, 2/1/06         1,091,310
    2,000,000   Rosemount, MN, ISD #196, GO Bonds,
                  Capital Appreciation, Series A, 0.00%
                  (5.50% effective yield), 4/1/09               1,225,000
    3,000,000   Rosemount, MN, ISD #196, GO Bonds,
                  Capital Appreciation, Series A, 0.00%
                  (5.55% effective yield), 4/1/10               1,734,660
    2,000,000   Rosemount, MN, ISD #196, GO Bonds,
                  Capital Appreciation, Series A, 0.00%
                  (5.60% effective yield), 4/1/11               1,090,220
    1,050,000   St. Paul, MN, ISD #625, GO Bonds, Series
                  B, 5.70%, 2/1/09                              1,089,785
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

      580,000   St. Paul, MN, ISD SD #625, GO Bonds,
                  Series B, 5.80%, 2/1/11                 $       610,067
      235,000   Waconia, MN, GO Bonds, 6.00%, 6/1/06              244,811
      825,000   West St. Paul, MN, ISD #197, GO Bonds,
                  Capital Appreciation School Building
                  Project, MBIA insured, 0.00% (5.40%
                  effective yield), 2/1/04                        669,991
    1,000,000   West St. Paul, MN, ISD #197, GO Bonds,
                  FSA insured, 4.75%, 2/1/12                      961,900
      225,000   Wright County, MN, GO Bonds, Series B,
                  5.80%, 2/1/04                                   234,767
                                                          ---------------
                                                               30,102,715
                                                          ---------------
GENERAL OBLIGATION - STATES, TERRITORIES (1.7%)
    2,000,000   Commonwealth of Puerto Rico GO Bonds,
                  MBIA insured, 6.25%, 7/1/11                   2,230,300
    1,500,000   Minnesota State, GO Bonds, 5.25%, 8/1/15        1,504,185
                                                          ---------------
                                                                3,734,485
                                                          ---------------
HEALTH CARE REVENUE (16.2%)
    2,195,000   Breckenridge, MN, Health Facilities RV,
                  Catholic Health Corp., MBIA insured,
                  5.00%, 11/15/05                               2,239,888
    1,000,000   Cuyuna Range Hospital District, MN,
                  Health Facilities Gross RV, Series A,
                  5.75%, 6/01/14                                  985,200
      465,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.75%,
                  2/15/06                                         485,706
      690,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.65%,
                  2/15/05                                         720,815
      635,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.55%,
                  2/15/04                                         658,901
      450,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.20%, 5/1/01            465,584
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.45%, 5/1/05            530,840
      425,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.10%, 5/1/00            434,091
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18            530,020
      315,000   Edina, MN, Hospital System RV, Fairview
                  Hospital, Series A 7.00%, 7/1/99                315,032
    1,000,000   Fergus Falls, MN, Health Care Facilities
                  RV, Lake Region Hospital Corp.
                  Project, Series A, 6.50%, 9/1/18              1,063,840
      700,000   Glencoe, MN, Hospital RV, 6.63%, 4/1/11           741,321

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

      400,000   Hastings, MN, Health Care Facilities RV,
                  Regina Medical Center, ACA Insured,
                  5.25%, 9/15/18                          $       382,940
      205,000   Hastings, MN, Health Care Facilities RV,
                  Regina Medical Center, ACA Insured,
                  4.80%, 9/15/10                                  194,527
      315,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel St. Joseph's Hospital, Series
                  C, 6.10%, 8/1/05                                333,771
      390,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel St. Joseph's Hospital, Series
                  C, 6.15%, 8/1/06                                412,636
    2,000,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.75%, 11/15/26                      2,050,920
    2,500,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.50%, 11/15/17                      2,526,424
    4,500,000   Minnesota Agriculture & Economic
                  Development RV, Benedictine Health,
                  Series A, MBIA insured, 5.00%, 2/15/19        4,301,864
      500,000   Minnesota Agriculture & Economic
                  Development RV, Benedictine Health,
                  Series A, MBIA insured, 4.75%, 2/15/16          466,425
    1,000,000   Minnesota Agriculture & Economic
                  Development RV, Benedictine Health,
                  Series A, MBIA insured, 5.25%, 2/15/11        1,014,290
      505,000   Monticello-Big Lake, MN, Community
                  Hospital District Gross Revenue,
                  Health Care RV, Series A, 5.20%,
                  12/1/09                                         496,415
      725,000   Monticello-Big Lake, MN, Community
                  Hospital District Gross Revenue,
                  Health Care RV, Series A, 5.40%,
                  12/1/11                                         712,429
      500,000   Monticello-Big Lake, MN, Community
                  Hospital District Gross Revenue,
                  Health Care RV, Series A, 5.30%,
                  12/1/10                                         491,040
    2,285,000   Rochester, MN, Health Care Facilites RV,
                  Mayo Foundation/ Mayo Medical Center,
                  Series I, 5.80%, 11/15/07                     2,443,351
    1,185,000   Rochester, MN, Health Care Facilites RV,
                  Mayo Foundation/ Mayo Medical Center,
                  Series I, 5.88%, 11/15/08                     1,272,323
    1,650,000   Rochester, MN, Health Care Facilites RV,
                  Mayo Foundation/ Mayo Medical Center,
                  Series I, 5.90%, 11/15/09                     1,776,588
    2,000,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Foundation/ Mayo Medical
                  Center, Series I, 5.90%, 11/15/10             2,148,300
      575,000   Roseau, MN, Roseau Area Hospital
                  District, Health Facilities RV, 5.50%,
                  10/1/18                                         553,162
      385,000   Roseau, MN, Roseau Area Hospital
                  District, Health Facilities RV, 5.75%,
                  10/1/23                                         371,314
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

      500,000   St. Louis Park, MN, Hospital RV,
                  Methodist Hospital, Series A, AMBAC
                  insured, 7.00%, 7/1/00                  $       516,920
    1,000,000   St. Paul, MN, HRA, Health Care
                  Facilities RV, Regions Hospital
                  Project, 5.25%, 5/15/18                         939,510
    2,000,000   St. Paul, MN, HRA, Health Care
                  Facilities RV, Regions Hospital
                  Project, 5.30%, 5/15/28                       1,847,400
      610,000   St. Paul, MN, HRA, Health Care
                  Facilities RV, Regions Hospital
                  Project, 5.00%, 5/15/11                         585,624
                                                          ---------------
                                                               35,009,411
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (1.8%)
      110,000   Becker, MN, PCR Bonds, Northern States
                  Power Co. Project, 7.25%, 12/1/05               110,274
    1,030,000   Red Wing, MN, PCR Bonds, Northern States
                  Power Co., MBIA-IBC insured, 5.70%,
                  5/1/03                                        1,037,416
    2,100,000   Seaway Port Authority Duluth, MN,
                  Industrial Development Dock & Wharf
                  (Cargill, Inc.) RV, Series B, 6.80%,
                  5/1/12                                        2,233,686
      520,000   St. Louis Park, MN, Commercial
                  Development RV, G & N LP Project,
                  7.00%, 6/1/06                                   536,011
                                                          ---------------
                                                                3,917,387
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (2.3%)
    1,025,000   Edina, MN, Housing Development RV, MFHR
                  Bonds, Edina Park Place Project,
                  Series A, FHA insured, 7.50%, 12/1/09         1,051,210
       15,000   Minneapolis, MN, Community Development
                  Agency & St. Paul Housing &
                  Redevelopment Authority RV, Joint
                  Housing Program, 9.50%, 12/1/00                  15,057
    1,225,000   Minneapolis, MN, MFHR Bonds, Churchill
                  Project, FHA insured, 6.95%, 10/1/05          1,299,517
      835,000   Minnesota State, HFA, Housing
                  Development RV, 6.25%, 2/1/20                   844,377
      635,000   Minnesota State, HFA, Rental Housing RV,
                  Series D, MBIA insured, 5.90%, 8/1/15           660,121
      175,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.60%, 7/1/04               187,103
      180,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.40%, 7/1/02               189,248
      190,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.50%, 7/1/03               202,491
      160,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.10%, 7/1/00               163,034

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MULTI-FAMILY HOUSING REVENUE (continued)

      150,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.00%, 7/1/99       $       150,008
      170,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.25%, 7/1/01               176,132
       50,000   St. Paul, MN, HRA RV, Amherst H. Wilder
                  Foundation, 6.50%, 6/1/01                        50,491
                                                          ---------------
                                                                4,988,789
                                                          ---------------
NURSING HOME REVENUE (2.2%)
      500,000   Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23                                515,170
      825,000   New Hope, MN, Housing & Health Care
                  Facilities RV, Minnesota Masonic Home
                  North Ridge, 5.55%, 3/1/11                      810,356
      670,000   New Hope, MN, Housing & Health Care
                  Facilities RV, Minnesota Masonic Home
                  North Ridge, 5.60%, 3/1/12                      657,444
      500,000   Pine River, MN, Health Facilities RV,
                  Evan Lutheran Good Samaritan Project,
                  6.40%, 8/1/15                                   535,465
      135,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.10%, 8/1/02                          145,637
      125,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.00%, 8/1/01                          132,654
      115,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.00%, 8/1/00                          119,066
      105,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 7.75%, 8/1/99                          105,306
      145,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.10%, 8/1/03                          155,908
    1,500,000   White Bear Lake, MN, First Mortgage,
                  Nursing Home RV, White Bear Lake Care
                  Center, 8.25%, 11/1/12                        1,638,179
                                                          ---------------
                                                                4,815,185
                                                          ---------------
OTHER REVENUE (4.3%)
      750,000   Anoka County, MN, Resource Recovery RV,
                  Northern State Power Co., 7.00%,
                  12/1/03                                         774,990
      285,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.00%, 2/1/00                  287,981
      300,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.15%, 2/1/01                  305,151
      300,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.30%, 2/1/02                  306,498
      400,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.50%, 2/1/04                  409,124
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
OTHER REVENUE (continued)

      425,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.60%, 2/1/05          $       433,067
      455,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.70%, 2/1/06                  463,731
    3,245,000   Minneapolis, MN, Temporary Parking Ramp,
                  Transportation RV, Series A, 4.75%,
                  6/1/00                                        3,245,130
    1,380,000   Minnesota State Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11             1,456,713
      180,000   St. Cloud, MN, COP, Municipal Athletic
                  Complex, 5.20%, 12/1/05                         182,857
      185,000   St. Cloud, MN, COP, Municipal Athletic
                  Complex, 5.30%, 12/1/06                         187,886
      100,000   St. Cloud, MN, COP, Municipal Athletic
                  Complex, 5.38%, 12/1/07                         101,403
      750,000   St. Paul, MN, HRA, District Cooling RV,
                  Series J, Credit Local de France, LOC,
                  5.13%, 3/1/12                                   734,220
      400,000   St. Paul, MN, HRA, District Heating RV,
                  Cogeneration Facilities Project,
                  8.30%, 11/1/04                                  410,116
                                                          ---------------
                                                                9,298,867
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (1.6%)
      535,000   Coon Rapids, MN, SFM RV, 6.15%, 9/1/09            557,256
      645,000   Minnesota State, HFA, SFM RV, Series A,
                  5.95%, 1/1/17                                   675,005
      140,000   Minnesota State, HFA, SFM RV, Series B,
                  FHA/VA/Private Mortgages, LOC, 7.05%,
                  7/1/02                                          142,813
       70,000   Minnesota State, HFA, SFM RV, Series B,
                  FHA/VA/Private Mortgages, LOC, 7.30%,
                  7/1/10                                           71,407
      130,000   Minnesota State, HFA, SFM RV, Series B,
                  FHA/VA/Private Mortgages, LOC, 7.05%,
                  1/1/02                                          132,612
      180,000   Minnesota State, HFA, SFM RV, Series D2,
                  remarketed 3/24/93, 5.60%, 1/1/06               187,234
      100,000   Minnesota State, HFA, SFM RV, Series E,
                  FHA/VA Mortgages, LOC, 7.50%, 2/1/01            102,011
      300,000   Minnesota State, HFA, SFM RV, Series E,
                  FHA/VA Mortgages, LOC, 7.30%, 8/1/99            306,030
      100,000   Minnesota State, HFA, SFM RV, Series E,
                  FHA/VA Mortgages, LOC, 7.40%, 2/1/00            102,010
      170,000   Minnesota State, HFA, SFM RV, Series G,
                  6.45%, 1/1/05                                   170,014
      675,000   St. Paul, MN, HRA, SFM RV, FNMA Mortgage
                  Backed Securities Program, FNMA
                  insured, 6.25%, 9/1/14                          712,314
      265,000   Vadnais Heights, MN, SFM RV, 5.25%,
                  11/1/02                                         270,623
                                                          ---------------
                                                                3,429,329
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

TAX INCREMENT REVENUE (5.1%)
    3,000,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.35%, 2/1/13                  $     3,085,710
    1,815,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.45%, 2/1/09                        1,841,717
    2,000,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.25%, 2/1/03                        2,052,080
    5,000,000   Minneapolis, MN, Community Development
                  Agency, Tax Increment RV, Capital
                  Appreciation, MBIA insured, 0.00%
                  (7.13% effective yield), 9/1/04               3,954,449
                                                          ---------------
                                                               10,933,956
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $208,637,611)                     213,960,538
                                                          ---------------
MUNICIPAL DEMAND NOTES (1.1%)
    2,000,000   Mankato, MN, GO Bonds, Series E, First
                  Bank, LOC, 3.55% V/R, 2/1/18                  2,000,000
      400,000   St. Paul, MN, HRA, District Heating RV,
                  Series A, Credit Local De France, LOC,
                  3.75% V/R, 12/1/12                              400,000
                                                          ---------------

TOTAL MUNICIPAL DEMAND NOTES (COST $2,400,000)                  2,400,000
                                                          ---------------
SHORT-TERM HOLDINGS (0.0%)
       77,823   Norwest Municipal Money Market Fund
                  (cost $77,823)                                   77,823
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $211,115,434)            $   216,438,361
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (97.7%)
AIRPORT REVENUE (3.3%)
    2,000,000   Minneapolis & St. Paul, MN, Airport RV,
                  Series A, AMBAC insured, 5.00%, 1/1/22  $     1,910,300
    1,000,000   Minneapolis & St. Paul, MN, Airport RV,
                  Series A, AMBAC insured, 5.00%, 1/1/30          941,220
                                                          ---------------
                                                                2,851,520
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (2.9%)
    1,290,000   Lino Lakes, MN, EDA, Lease RV, Series A,
                  5.35%, 2/1/19                                 1,246,656
      205,000   Savage, MN, EDA RV, Lease RV, 5.40%,
                  2/1/14                                          204,069
      210,000   Savage, MN, EDA RV, Lease RV, 5.50%,
                  2/1/16                                          210,139
      220,000   Savage, MN, EDA RV, Lease RV, 5.45%,
                  2/1/15                                          219,646
      115,000   St. Cloud, MN, COP, 5.40%, 12/1/08                116,136
      120,000   St. Cloud, MN, COP, 5.50%, 12/1/09                121,156
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (continued)

      400,000   St. Cloud, MN, COP, 5.90%, 12/1/17        $       404,656
                                                          ---------------
                                                                2,522,458
                                                          ---------------
EDUCATION FACILITIES REVENUE (16.2%)
      500,000   Minnesota State HEFA RV, University of
                  St. Thomas, Series 4M, 5.35%, 4/1/17            496,280
    1,510,000   Minnesota State HEFA RV, Augsburg
                  College, Series 4Y, 5.20%, 10/1/16            1,433,987
    1,345,000   Minnesota State HEFA RV, College at St.
                  Benedict, Series 4T, 5.35%, 3/1/20            1,278,127
      135,000   Minnesota State HEFA RV, College of St.
                  Benedict, Series 3W, 6.00%, 3/1/07              140,350
      600,000   Minnesota State HEFA RV, Northwest
                  College, Series 4Z, 5.20%, 10/1/13              581,173
    2,250,000   Minnesota State HEFA RV, St. Johns
                  University, Series 4L, 5.40%, 10/1/22         2,210,334
    5,500,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/21        5,659,994
    2,000,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.75%, 7/1/17        2,121,560
                                                          ---------------
                                                               13,921,805
                                                          ---------------
ELECTRIC REVENUE (9.9%)
      500,000   North Branch, MN, Electric Systems RV,
                  5.40%, 5/1/18                                   482,885
    1,135,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 5.50%, 1/1/18                  1,142,752
    1,000,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, FSA
                  insured, 5.25%, 1/1/17                          989,280
    2,220,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  4.75%, 1/1/20                                 2,048,859
    1,000,000   Puerto Rico, Electric Power Authority
                  RV, Series X, 5.50%, 7/1/25                   1,001,770
    6,690,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (6.70%
                  effective yield), 1/1/24                      1,722,875
    3,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, MBIA
                  insured, 0.00% (6.67% effective
                  yield), 1/1/21                                  916,770
      200,000   Western Minnesota Municipal Power
                  Agency, Power RV, Series A, 5.50%,
                  1/1/15                                          200,098
                                                          ---------------
                                                                8,505,289
                                                          ---------------
ESCROWED IN TREASURIES (6.8%)
      200,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, Series 1991 A,
                  7.00%, 9/1/11, P/R 9/1/01 @ 102                 215,374
      210,000   Bloomington, MN, Tax Increment GO Bonds,
                  9.75%, 2/1/07 P/R 2/1/05 @ 100                  262,494

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

    2,530,000   Burnsville, MN, Hospital System RV,
                  Fairview Community Hospitals, ETM,
                  0.00% (5.90% effective yield), 5/1/12   $     1,160,534
      500,000   Chaska, MN, ISD #112, GO Bonds, State
                  Credit Enhancement Program, Series B,
                  6.00%, 2/1/13, C/O 2/1/06 @ 100                 535,845
    1,000,000   Edina, MN, Hospital System RV, Fairview
                  Hospital, Series A, ETM, 7.13%,
                  7/1/06, P/R 7/1/99 @ 102                      1,020,100
      800,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel St. Joseph's Hospital, Series
                  A, 6.30%, 8/1/22, P/R 8/1/02 @ 102              861,344
      600,000   Minneapolis & St. Paul, MN, HRA Health
                  Care System, HealthOne Obligated Group
                  Project, Series A, MBIA insured,
                  7.40%, 8/15/11, P/R 8/15/00 @ 102               636,336
      365,000   Minnesota HEFA RV, College of St.
                  Benedict, Series 3W, 6.00%, 3/1/07 P/R
                  3/1/04 @ 100                                    386,462
      750,000   Moorhead, MN, EDA, MFHR Bonds, Eventide
                  Lutheran Home Project, Series A,
                  8.00%, 9/1/11, P/R 9/1/00 @ 102                 800,438
                                                          ---------------
                                                                5,878,927
                                                          ---------------
GENERAL OBLIGATION (8.5%)
      100,000   Bloomington, MN, Tax Increment GO Bonds,
                  9.70%, 2/1/04                                   121,002
    1,150,000   Chaska, MN, EDA School Facilities Lease,
                  GO Bonds, ISD #112, Series A, 5.35%,
                  12/1/16                                       1,131,405
    1,900,000   Minneapolis, MN, GO Bonds, Series D,
                  5.00%, 12/1/15                                1,863,444
    2,650,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.20%, 10/1/24                       2,607,679
    1,400,000   St. Michael, MN, GO Bonds, MBIA insured,
                  5.15%, 2/1/21                                 1,365,042
      245,000   Waconia, MN, GO Bonds, 6.00%, 6/1/07              255,229
                                                          ---------------
                                                                7,343,801
                                                          ---------------
GENERAL OBLIGATION--SCHOOL DISTRICTS (6.5%)
      250,000   Bemidji, MN, ISD #31, GO Bonds, MBIA
                  insured, 6.30%, 2/1/07, P/R 2/1/00 @
                  100                                             254,308
    1,000,000   Minneapolis, MN, Special SD #001, UTGO
                  Bonds, 5.00%, 2/1/13                            983,990
    1,650,000   Minnetonka, MN, ISD #276, GO Bonds,
                  State Credit Enhancement Program,
                  Series B, 5.75%, 2/1/22                       1,688,610
      500,000   Park Rapids, MN, ISD #309, GO Bonds,
                  4.75%, 2/1/17                                   463,640
    2,200,000   Wayzata, MN, ISD #284, GO Bonds, Series
                  A, 5.35%, 2/1/15                              2,216,653
                                                          ---------------
                                                                5,607,201
                                                          ---------------
GENERAL OBLIGATION--STATES, TERRITORIES (2.0%)
      200,000   Kenyon, MN, GO Bonds, 4.00%, 2/1/00               200,598
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION--STATES, TERRITORIES (continued)

    1,500,000   Minnesota State, GO Bonds, 5.25%, 8/1/15  $     1,504,185
                                                          ---------------
                                                                1,704,783
                                                          ---------------
HEALTH CARE REVENUE (23.7%)
    1,560,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, 5.63%, 9/1/21               1,550,095
    1,000,000   Brainerd, MN, Health Care Facilities RV,
                  Benedictine Health-St. Joseph's Health
                  Center, Series 1993 E, Connie Lee
                  insured, 6.00%, 2/15/20                       1,038,760
    1,000,000   Cuyuna Range Hospital District, MN,
                  Health Facilities Gross RV Bonds,
                  Series A, 6.00%, 6/1/19                         968,250
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18            530,020
      500,000   Glencoe, MN, Health Care RV, 6.40%,
                  12/1/15                                         517,460
      690,000   Glencoe, MN, Hospital RV, 6.63%, 4/1/11           730,731
    1,000,000   Hibbing, MN, Health Care Facilities RV,
                  Duluth Clinic Ltd., FSA insured,
                  5.50%, 11/1/16, P/R 11/1/13 @ 100             1,033,560
      500,000   Minneapolis & St. Paul, MN, HRA Health
                  Care System, Group Health Plan, Inc.
                  Project, 6.75%, 12/1/13                         530,415
    1,000,000   Minneapolis & St. Paul, MN, HRA Health
                  Care System, Children's Health Care
                  RV, Series A, FSA insured, 5.70%,
                  8/15/16                                       1,020,180
    2,500,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.50%, 11/15/17                      2,526,425
    3,800,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.75%, 11/15/26                      3,896,747
      500,000   Minnesota Agriculture & Economic
                  Development RV, Benedictine Health,
                  Series A, MBIA insured, 4.75%, 2/15/16          466,425
    2,545,000   Minnesota Agriculture & Economic
                  Development RV, Benedictine Health,
                  Series A, MBIA insured, 5.00%, 2/15/23        2,405,000
      825,000   Monticello-Big Lake, MN, Community
                  Hospital District Gross Revenue,
                  Health Care RV, Series A, 5.45%,
                  12/1/12                                         805,646
      115,000   Red Wing, MN, Health Care Facilities RV,
                  River Region Obligated Group, Series
                  1993 B, 6.35%, 9/1/07                           121,366
    1,000,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Medical Center, Series F,
                  6.25%, 11/15/21                               1,066,020

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                             JUNE 30, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

    1,260,000   Roseau, MN, Roseau Area Hospital
                  District, Health Facilities RV, 5.75%,
                  10/1/23                                 $     1,215,208
                                                          ---------------
                                                               20,422,308
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (0.6%)
      500,000   St. Paul, MN, HRA, District Cooling RV,
                  Series J, Credit Local de France, LOC,
                  5.35%, 3/1/18                                   488,710
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (5.9%)
    1,395,000   Dakota County, MN, HRA, MFHR Bonds, GNMA
                  COLL Credit Support, 7.38%, 12/01/29          1,530,649
      550,000   Minnesota State, HFA, Housing
                  Development RV, Series A, 6.85%,
                  2/1/07                                          578,925
      570,000   Minnesota State, HFA, Housing
                  Development RV, 6.25%, 2/1/20                   576,402
      405,000   Minnesota State, HFA, Rental Housing RV,
                  Series D, MBIA insured, 5.90%, 8/1/15           421,022
      470,000   Minnesota State, HFA, Rental Housing RV,
                  Series B, 6.25%, 8/1/22                         475,607
    1,500,000   Minnesota State, HFA, Rental Housing RV,
                  Series A, 5.38%, 8/1/28                       1,508,010
                                                          ---------------
                                                                5,090,615
                                                          ---------------
NURSING HOME REVENUE (4.6%)
      250,000   Duluth, MN, EDA, Health Care Facilities
                  RV, BSM Properties, Inc. Project,
                  Series A, 5.63%, 12/1/18                        239,180
      750,000   Duluth, MN, EDA, Health Care Facilities
                  RV, BSM Properties, Inc. Project,
                  Series A, 5.88%, 12/1/28                        721,568
      500,000   Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23                                515,170
    1,000,000   Minneapolis, MN, RV, Walker Methodist
                  Senior Services, Series A, 5.88%,
                  11/15/18                                        976,770
    1,000,000   New Hope, MN, Housing & Health Care
                  Facilities RV, Minnesota Masonic Home
                  North Ridge, 5.90%, 3/1/19                      976,050
      500,000   Waconia, MN, HRA RV, The Evangelical
                  Lutheran Project, Series A, 5.85%,
                  6/1/06                                          520,770
                                                          ---------------
                                                                3,949,508
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

SINGLE FAMILY HOUSING REVENUE (3.7%)
      940,000   Minnesota State, HFA, SFM RV, remarketed
                  8/12/92, 6.25%, 1/1/15                  $       975,335
      550,000   Minnesota State, HFA, SFM RV, Series A,
                  5.95%, 1/1/17                                   575,586
      670,000   Minnesota State, HFA, SFM RV, Series Q,
                  6.25%, 7/1/14                                   670,047
      655,000   St. Paul, MN, HRA, SFM RV, FNMA Mortgage
                  Backed Securities Program, FNMA
                  insured, 6.25%, 9/1/14                          691,208
      260,000   Vadnais Heights, MN, SFM RV, 6.00%,
                  11/1/09                                         271,791
                                                          ---------------
                                                                3,183,967
                                                          ---------------
SPORTS REVENUE (1.9%)
      250,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, Series 1992, 6.40%,
                  2/1/03                                          255,560
      460,000   Eagan, MN, Ice Arena Gross RV, Series B,
                  5.50%, 4/1/19                                   448,601
      920,000   Minnesota State Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11               971,143
                                                          ---------------
                                                                1,675,304
                                                          ---------------
WATER & SEWER REVENUE (1.2%)
    1,000,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.50%,
                  3/1/14, P/R 3/1/02 @ 100                      1,075,810
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $83,471,045)                       84,222,006
                                                          ---------------
SHORT-TERM HOLDINGS (2.3%)
    1,100,000   Cottage Grove, MN, Environmental Control
                  RV, Minnesota Mining & Manufacturing,
                  3.78% V/R, 8/1/12                             1,100,000
      700,000   Mankato, MN, GO Bonds, Series E, First
                  Bank, LOC, 3.55% V/R, 2/1/18                    700,000
      177,939   Norwest Municipal Money Market Fund               177,939
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $1,977,939)                     1,977,939
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $85,448,984)             $    86,199,945
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 NOTES TO SCHEDULES OF INVESTMENTS                                 JUNE 30, 1999

--------------------------------------------------------------------------------

                                 ABBREVIATIONS
--------------------------------------------------------------------------------

ACA       American Capital Access Corporation
AMBAC     American Municipal Bond Assurance Corporation
C/O       Crossover refunding
COLL      Collateralized
Connie    College Construction Loan Insurance Association
Lee
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
GTD       Guaranteed
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HRA       Housing & Redevelopment Authority
HUD       Housing & Urban Development
IDA       Industrial Development Authority
IDR       Industrial Development Revenue
ISD       Independent School District
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MBIA-IBC  MBIA Insured Bond Certificates
MFHR      Multi Family Housing Revenue
PCR       Pollution Control Revenue
PFA       Public Finance Authority
P/R       Pre-refunded
RIBS      Residual Interest Bond Series
RV        Revenue Bonds
SFM       Single Family Mortgage
USG       U.S. Government Securities
UTGO      Unlimited Tax General Obligation
VA        Veterans' Administration
V/R       Variable Rate - These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rate shown reflects the rate in effect on June 30, 1999.
WI        When-Issued Security

                                                                 [LOGO]

Norwest Advantage Funds
510 Marquette Avenue
Minneapolis, MN 55479-0040




















Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348


Norwest Investment Management, Inc.
Investment Adviser


Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian


Forum Financial Services, Inc.
Manager and Distributor


-C- 1999 Norwest Advantage Funds
NW TF SAR (7/99)


This report is for distribution only to shareholders and may be distributed to others only if preceded or accompanied by current prospectuses of the Norwest Advantage Funds.

[LOGO]